UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Funds
Exchange-Traded
Funds
Nuveen Exchange-Traded
January 31, 2024
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Listing Exchange
Ticker
Symbol
Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NYSE Arca NUAG
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
NYSE Arca NUSA
Nuveen ESG High Yield Corporate Bond ETF
NYSE Arca NUHY
Nuveen ESG U.S. Aggregate Bond ETF
NYSE Arca NUBD
Nuveen Global Net Zero Transition ETF
NASDAQ Stock Market LLC NTZG

Table
of Contents
Important Notices 3
Risk Considerations and Dividend Information 4
About the Funds’ Benchmarks 6
Fund Performance, Expense Ratios and Holdings Summaries 8
Yields 19
Expense Examples 20
Portfolio of Investments 22
Statement of Assets and Liabilities 90
Statement of Operations 91
Statement of Changes in Net Assets 92
Financial Highlights 95
Notes to Financial Statements 97
Shareholder Meeting Report 105
Additional Fund Information 106
Glossary of Terms Used in this Report 108
Liquidity Risk Management Program 109

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder
Reports”). Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended July 31, 2024.
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Portfolio Managers' Comments section of each Fund’s July 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holdings
Summaries section within this report.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Investing involves risk; principal loss is possible. This is no guarantee the Fund’s investment objective will be achieved. An exchange-
traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index.
Interest rate risk
occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and
governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest
rate risk
is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.
Credit Risk
is the risk that an
issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.
This ETF is
concentrated in the financial sector.
Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government relations, economic conditions, changes in interest rates and decreases liquidity in credit markets. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This
ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Investments in below investment grade or
high yield securities
are subject to liquidity risk and heightened credit risk.
Credit risk
arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. The Fund is subject to interest rate risk
; as interest rates rise, bond prices fall.
These and other risk considerations, such as call, concentration and income risks, are described in detail in the Fund’s prospectus.
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. An exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Because the Index selects securities for inclusion based on environmental, social,
and governance (ESG)
criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria.
Interest rate
risk occurs when interest rates rise causing bond prices to fall.
Credit risk
arises from an issuer’s credit quality is
expected to deteriorate. These and other risk considerations are described in detail in the Fund’s prospectus.
Nuveen Global Net Zero Transition ETF (NTZG)
Investing involves risk; principal loss is possible. Because the Fund will exclude securities of certain issuers for non-financial reasons
(i.e., companies that the sub-adviser does not classify as Net Zero Transition Companies and companies involved in certain prohibited activities), the Fund may forgo some market opportunities available to funds that do not pursue a net zero carbon economy investment strategy or may be required to sell a security when it might otherwise be disadvantageous to do so. This may cause the Fund to underperform the stock market as a whole or other funds that do not employ such an investment strategy. In addition, there is a risk that the companies identified by the Fund’s investment strategy will not operate as expected with respect to the transition to a net zero economy and the reduction of global greenhouse gas emissions. Further, in selecting companies for inclusion in the Fund’s portfolio, the sub-adviser relies on information and data related to carbon intensity and carbon emissions provided by a third-party research firm, which could be incomplete or erroneous, which in turn could cause the sub-adviser to assess a company’s net zero carbon economy characteristics incorrectly.

Responsible investing incorporates Environmental Social Governance (ESG) factors that may affect exposure to issuers, sectors, industries, limiting the type and number of investment opportunities available, which could result in excluding investments that perform well.
Prices of equity securities may decline significantly over short or extended periods of time. Large companies are more mature and may grow more slowly than the overall market. An investment in common stocks of issuers with small or medium market capitalizations generally involves greater risk and price volatility than an investment in common stocks of larger, more established companies. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.
Dividend Information
NUAG, NUSA, NUHY and NUBD seek to pay monthly dividends out of their net investment income. Monthly distributions are not expected to be a level amount from period-to-period. NUAG, NUSA, NUHY and NUBD will, over time, pay all their net investment income as dividends to shareholders.
All monthly dividends paid by NUAG, NUSA, NUHY and NUBD during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of NUAG, NUSA, NUHY and NUBD dividends for the reporting period are presented in this report’s Financial
Highlights. For income tax purposes, distribution information for NUAG, NUSA, NUHY and NUBD as of their most recent tax year end is presented in Note 6 - Income Tax Information within the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Bloomberg 1-5 Year U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-
denominated, fixed-rate U.S. investment grade taxable bonds that have a remaining term to final maturity of between one and five years. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in a modified version of the
Bloomberg 1-5 U.S. Aggregate Bond Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. Aggregate ESG Select Index:
A custom index that utilizes certain environmental, social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S. Aggregate
Bond Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index:
A custom index that utilizes certain environmental,
social, and governance (ESG) and low-carbon criteria to select from the securities included in the Bloomberg U.S.
High Yield Very Liquid Index, its base index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index:
An index designed to measure the performance of the USD-denominated, fixed-rate U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-
backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. High Yield Very Liquid Index:
A component of the U.S. Corporate High Yield Bond Index, which is an index designed to measure the performance of the more liquid USD-denominated, fixed-rate high yield corporate bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA 1-5 Year U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities that have a remaining term to final maturity of between one and five years. The index includes U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index:
A custom index that is based on the ICE BofA 1-5 Year
U.S. Broad Market Index, its base index. The ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index uses a rules-
based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the base index while seeking to maintain risk and credit quality at levels similar to those of the base index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
ICE BofA Enhanced Yield U.S. Broad Bond Index:
A custom index that is based on the ICE BofA U.S. Broad Market
Index, its base index. The ICE BofA U.S. Enhanced Yield U.S. Broad Bond Index uses a rules-based methodology that allocates higher weights to securities and sectors that have the potential for higher yields than the base index while seeking to maintain risk and credit quality at levels similar to those of the base index by limiting the amount of deviation between the two indices with respect to sector and category weights, tracking error, duration and turnover.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE BofA U.S. Broad Market Index:
An index designed to measure the performance of USD-denominated, investment grade debt securities, including U.S. Treasury notes and bonds, government securities, corporate securities, residential and commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI Index (Net):
An index designed to measure the performance of large and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results
. Investment returns
and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. NUAG,
NUSA, NUHY and NUBD employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the Indexes.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
Expense Ratios
The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses including management fees and other fees and expenses but do not reflect expected transaction costs. Refer to the
Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund's Portfolio of Investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund's Portfolio of Investments for individual security information.
Each Fund (except NTZG) uses credit quality ratings for its portfolio securities provided by Moody's, S&P and Fitch. For NUAG, if all three of Moody's, S&P and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. For NUSA, NUHY and
NUBD, if all three of Moody's, S&P and Fitch provide a rating for a security, the middle rating is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below investment grade ratings. Credit ratings are subject to change. U.S.
Treasury, U.S. Agency, and U.S. Agency mortgaged-backed securities are included in the U.S. Treasury/Agency category.

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024
9
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the ICE BofA Enhanced Yield U.S. Broad Bond Index.
Total Returns as of
January 31, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUAG at NAV 9/14/16 4.37% 3.79% 1.09% 0.94% 0.21%
NUAG at Market Price 9/14/16 4.06% 3.45% 1.08% 0.93% —
ICE BofA U.S. Broad Market Index — 3.16% 2.19% 0.85% 0.85% —
ICE BofA Enhanced Yield U.S. Broad Bond Index — 4.58% 4.08% 1.37% 1.31% —

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Corporate Debt 43 .9%
U.S. Treasury 25 .4%
Securitized 19 .0%
Government Related 9 .4%
Investments Purchased with
Collateral from Securities
Lending 1 .8%
Other Assets & Liabilities, Net 0 .5%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Financials 44.0%
Utility 30.8%
Industrial 25.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Guaranteed 36.7%
AAA 8.6%
AA 2.6%
A 16.0%
BBB 34.3%
N/A (not applicable) 1.8%
Total 100%

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024
11
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the NUSA Custom Index. The NUSA Custom Index is de-
fined as the blended returns of the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (effective July 1, 2023) and the ICE
BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).
Total Returns as of
January 31, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUSA at NAV 3/31/17 3.52% 3.98% 1.59% 1.59% 0.16%
NUSA at Market Price 3/31/17 3.31% 3.73% 1.52% 1.56% —
Bloomberg 1-5 Year U.S. Aggregate Bond Index — 3.65% 3.96% 1.37% 1.39% —
ICE BofA 1-5 Year U.S. Broad Market Index — 3.66% 4.08% 1.44% 1.45% —
NUSA Custom Index — 3.60% 3.95% 1.81% 1.80% —

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
U.S. Treasury 58 .0%
Corporate Debt 23 .4%
Securitized 11 .5%
Government Related 5 .8%
Investments Purchased with
Collateral from Securities
Lending 0 .2%
Other Assets & Liabilities, Net 1 .1%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 48.3%
Financials 45.5%
Utility 6.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Guaranteed 63.0%
AAA 11.9%
AA 0.9%
A 12.1%
BBB 11.5%
N/R (not rated) 0.4%
N/A (not applicable) 0.2%
Total 100%

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024
13
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. High Yield Very Liquid ESG
Select Index.
Total Returns as of
January 31, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NUHY at NAV 9/25/19 5.93% 8.00% 1.69% 0.31%
NUHY at Market Price 9/25/19 5.61% 7.36% 1.66% —
Bloomberg U.S. High Yield Very Liquid Index — 6.22% 9.17% 2.97% —
Bloomberg MSCI U.S. High Yield Very Liquid ESG Select Index — 6.02% 8.53% 2.03% —

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Corporate Debt 97 .6%
Investments Purchased with
Collateral from Securities
Lending 4 .7%
Other Assets & Liabilities, Net ( 2 .3 ) %
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 90.6%
Financials 8.8%
Utility 0.6%
Total 100%
Portfolio Credit Quality
(% of total investments)
BBB 0.1%
BB or Lower 95.0%
N/R (not rated) 0.3%
N/A (not applicable) 4.6%
Total 100%

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024
15
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Bloomberg MSCI U.S. Aggregate ESG Select Index.
Total Returns as of
January 31, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year
Since
Inception
NUBD at NAV 9/29/17 3.11% 2.10% 0.60% 0.66% 0.16%
NUBD at Market Price 9/29/17 2.95% 1.88% 0.56% 0.65% —
Bloomberg U.S. Aggregate Bond Index — 3.15% 2.10% 0.83% 0.89% —
Bloomberg MSCI U.S. Aggregate ESG Select Index — 3.16% 2.10% 0.82% 0.89% —

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
U.S. Treasury 40 .4%
Securitized 27 .4%
Corporate Debt 25 .8%
Government Related 5 .2%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Other Assets & Liabilities, Net 0 .6%
Net Assets 100%
Corporate Debt: Industries
(% of total corporate debt holdings)
Industrial 57.8%
Financials 33.0%
Utility 9.2%
Total 100%
Portfolio Credit Quality
(% of total investments)
U.S. Guaranteed 65.7%
AAA 5.2%
AA 2.2%
A 13.1%
BBB 12.8%
BB or Lower 0.1%
N/R (not rated) 0.3%
N/A (not applicable) 0.6%
Total 100%

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
January 31, 2024
17
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI ACWI Index (Net).
Total Returns as of
January 31, 2024
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year
Since
Inception
NTZG at NAV 6/23/22 2.09% 10.36% 12.50% 0.56%
NTZG at Market Price 6/23/22 1.77% 9.68% 12.37% —
MSCI ACWI Index (Net) — 4.08% 14.70% 15.31% —

Fund Performance, Expense Ratios and Holdings Summaries
January 31,
2024 (continued)
Holdings Summaries as of January 31, 2024
Fund Allocation
(% of net assets)
Common Stocks 98.7%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
Portfolio Composition
(% of net assets)
Information Technology 22.0%
Consumer Discretionary 13.5%
Health Care 12.9%
Financials 10.5%
Energy 9.7%
Industrials 9.1%
Consumer Staples 6.8%
Materials 4.6%
Utilities 4.1%
Communication Services 4.0%
Real Estate 1.5%
Other Assets & Liabilities, Net 1.3%
Total 100%
Top Five Common Stock Holdings
(% of net assets)
Amazon.com Inc 4.6%
Microsoft Corp 4.3%
Alphabet Inc 3.0%
Novo Nordisk A/S 2.8%
Schneider Electric SE 2.6%
Country Allocation
1
(% of net assets)
United States 65.1%
Japan 6.7%
Taiwan 5.0%
France 3.3%
Germany 2.8%
Denmark 2.8%
Australia 2.5%
Netherlands 2.2%
United Kingdom 1.9%
Canada 1.7%
Other 4.7%
Other Assets & Liabilities, Net 1.3%
Net Assets 100%
1 Includes 6.9% (as a percentage of net assets) in emerging market countries.

Yields
as of January 31, 2024

Dividend Rate is the average dividend per share for the current reporting period divided by the offering price per share at period end.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Rate may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Dividend Rate 3 .61%
SEC 30-Day Yield 4 .68%
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Dividend Rate 3 .69%
SEC 30-Day Yield 4 .22%
Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Dividend Rate 6 .01%
SEC 30-Day Yield 7 .26%
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Dividend Rate 2 .71%
SEC 30-Day Yield 4 .05%

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The
Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2024.
The beginning of the period is August 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,043.73
Expenses Incurred During the Period $1.08
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.08
Expenses Incurred During the Period $1.07
Expenses are equal to the Fund’s annualized net expense ratio of 0.21% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,035.24
Expenses Incurred During the Period $0.82
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.33
Expenses Incurred During the Period $0.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.16% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,059.29
Expenses Incurred During the Period $1.60
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,023.58
Expenses Incurred During the Period $1.58
Expenses are equal to the Fund’s annualized net expense ratio of 0.31% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,031.10
Expenses Incurred During the Period $0.82
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,024.33
Expenses Incurred During the Period $0.81
Expenses are equal to the Fund’s annualized net expense ratio of 0.16% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Nuveen Global Net Zero Transition ETF (NTZG)
Actual Performance
Beginning Account Value $1,000.00
Ending Account Value $1,020.89
Expenses Incurred During the Period $2.79
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00
Ending Account Value $1,022.37
Expenses Incurred During the Period $2.80
Expenses are equal to the Fund’s annualized net expense ratio of 0.55% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Nuveen Enhanced Yield U.S. Aggregate Bond
ETF (NUAG)
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.7%
X –
CORPORATE DEBT - 43.9%
Financials - 19.3%
$ 18 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
1.750% 1/30/26 $ 16,766
18 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% 10/29/26 16,695
5 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.625% 10/15/27 4,900
1 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.000% 10/29/28 907
150 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.150% 9/30/30 156,478
8 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% 1/30/32 6,857
4 Aetna Inc 4.500% 5/15/42 3,515
20 Aetna Inc 4.750% 3/15/44 17,868
12 Affiliated Managers Group Inc 3.500% 8/01/25 11,693
10 Affiliated Managers Group Inc 3.300% 6/15/30 8,963
10 Air Lease Corp 3.250% 3/01/25 9,765
1 Air Lease Corp 1.875% 8/15/26 920
7 Air Lease Corp 2.200% 1/15/27 6,429
8 Air Lease Corp 3.625% 4/01/27 7,595
22 Air Lease Corp 3.250% 10/01/29 19,895
10 Air Lease Corp 3.000% 2/01/30 8,819
5 Alexandria Real Estate Equities Inc 1.875% 2/01/33 3,846
23 Alexandria Real Estate Equities Inc 3.550% 3/15/52 16,545
50 Allstate Corp/The 5.250% 3/30/33 50,969
20 Ally Financial Inc 7.100% 11/15/27 21,032
18 Ally Financial Inc 2.200% 11/02/28 15,438
1 Ally Financial Inc 8.000% 11/01/31 1,106
100 American Express Co 4.990% 5/01/26 99,907
13 American Homes 4 Rent LP 3.625% 4/15/32 11,606
50 American International Group Inc 4.750% 4/01/48 47,235
9 Aon Corp 2.800% 5/15/30 7,991
1 Aon Corp / Aon Global Holdings PLC 2.600% 12/02/31 848
60 Aon Corp / Aon Global Holdings PLC 5.350% 2/28/33 61,325
5 Ares Capital Corp 3.875% 1/15/26 4,807
100 Ares Capital Corp 7.000% 1/15/27 102,613
50 Arthur J Gallagher & Co 6.750% 2/15/54 57,796
17 Assurant Inc 3.700% 2/22/30 15,340
10 Assurant Inc 2.650% 1/15/32 8,270
1 Athene Holding Ltd 6.150% 4/03/30 1,033
27 AXIS Specialty Finance PLC 4.000% 12/06/27 26,016
94 Banco Santander SA 2.749% 12/03/30 77,601
34 Bank of America Corp 4.948% 7/22/28 34,066
100 Bank of America Corp 4.571% 4/27/33 95,686
120 Bank of America Corp 5.015% 7/22/33 118,939
100 Bank of America Corp 5.872% 9/15/34 104,715
50 (b) Bank of Montreal 5.920% 9/25/25 50,858
100 Bank of New York Mellon Corp/The 4.947% 4/26/27 100,173
6 Bank of Nova Scotia/The 3.450% 4/11/25 5,885
57 Bank of Nova Scotia/The 3.625% 10/27/81 44,274
21 BankUnited Inc 5.125% 6/11/30 19,570
13 Barclays PLC 2.852% 5/07/26 12,584
13 Barclays PLC 5.200% 5/12/26 12,934
150 Barclays PLC 5.501% 8/09/28 150,720
3 Barclays PLC 5.088% 6/20/30 2,887

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 4 Barclays PLC 2.667% 3/10/32 $ 3,299
4 Barclays PLC 2.894% 11/24/32 3,302
4 Barclays PLC 3.811% 3/10/42 3,039
6 Blackstone Private Credit Fund 4.700% 3/24/25 5,927
24 Blackstone Private Credit Fund 2.625% 12/15/26 21,790
16 Blackstone Secured Lending Fund 2.125% 2/15/27 14,405
10 Blue Owl Capital Corp 3.750% 7/22/25 9,661
28 Blue Owl Capital Corp 4.250% 1/15/26 27,067
1 Blue Owl Capital Corp 2.625% 1/15/27 909
14 Blue Owl Credit Income Corp 4.700% 2/08/27 13,389
15 Boston Properties LP 3.400% 6/21/29 13,469
14 (b) Brighthouse Financial Inc 5.625% 5/15/30 14,149
24 Brown & Brown Inc 2.375% 3/15/31 19,901
20 Canadian Imperial Bank of Commerce 5.001% 4/28/28 20,145
4 Capital One Financial Corp 4.250% 4/30/25 3,954
6 Capital One Financial Corp 1.878% 11/02/27 5,454
34 Capital One Financial Corp 3.800% 1/31/28 32,483
61 Capital One Financial Corp 4.927% 5/10/28 60,138
7 Capital One Financial Corp 3.273% 3/01/30 6,288
46 Capital One Financial Corp 2.359% 7/29/32 34,823
1 Capital One Financial Corp 5.268% 5/10/33 975
100 Charles Schwab Corp/The 5.643% 5/19/29 102,315
36 CI Financial Corp 3.200% 12/17/30 29,008
2 Citigroup Inc 3.290% 3/17/26 1,955
20 Citigroup Inc 4.450% 9/29/27 19,608
1 Citigroup Inc 3.070% 2/24/28 945
100 Citigroup Inc 4.658% 5/24/28 99,343
100 Citigroup Inc 4.412% 3/31/31 96,224
190 Citigroup Inc 4.910% 5/24/33 186,144
72 Citizens Financial Group Inc 2.500% 2/06/30 60,799
8 CNA Financial Corp 3.900% 5/01/29 7,654
8 CNO Financial Group Inc 5.250% 5/30/29 7,875
20 (b) Cooperatieve Rabobank UA 3.750% 7/21/26 19,254
46 Corebridge Financial Inc 3.850% 4/05/29 43,444
3 Corporate Office Properties LP 2.900% 12/01/33 2,345
15 Credit Suisse AG/New York NY 3.700% 2/21/25 14,753
18 Deutsche Bank AG/New York NY 6.119% 7/14/26 18,130
4 Deutsche Bank AG/New York NY 2.129% 11/24/26 3,766
4 Deutsche Bank AG/New York NY 2.311% 11/16/27 3,660
1 Deutsche Bank AG/New York NY 3.547% 9/18/31 880
200 Deutsche Bank AG/New York NY 7.079% 2/10/34 204,095
7 Discover Financial Services 4.500% 1/30/26 6,914
18 Discover Financial Services 4.100% 2/09/27 17,306
50 Discover Financial Services 7.964% 11/02/34 55,753
1 Elevance Health Inc 2.875% 9/15/29 915
1 Elevance Health Inc 4.100% 5/15/32 946
8 Elevance Health Inc 3.125% 5/15/50 5,649
23 Enstar Group Ltd 3.100% 9/01/31 19,185
10 EPR Properties 3.750% 8/15/29 8,919
53 Equitable Holdings Inc 4.350% 4/20/28 51,564
13 Essex Portfolio LP 2.550% 6/15/31 10,886
24 Fairfax Financial Holdings Ltd 4.625% 4/29/30 23,150
11 Federal Realty OP LP 3.500% 6/01/30 10,068
21 Fidelity National Financial Inc 3.400% 6/15/30 18,809
2 Fifth Third Bancorp 1.707% 11/01/27 1,812
3 Fifth Third Bancorp 3.950% 3/14/28 2,891
30 Fifth Third Bancorp 6.361% 10/27/28 30,978
21 First American Financial Corp 2.400% 8/15/31 16,717
11 FS KKR Capital Corp 3.250% 7/15/27 10,097
16 GATX Corp 4.550% 11/07/28 15,803

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
24
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 50 GATX Corp 6.050% 3/15/34 $ 52,044
10 (b) Goldman Sachs BDC Inc 2.875% 1/15/26 9,532
6 Goldman Sachs Group Inc/The 1.948% 10/21/27 5,518
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 98,520
4 Goldman Sachs Group Inc/The 2.615% 4/22/32 3,375
6 Goldman Sachs Group Inc/The 2.383% 7/21/32 4,947
81 Goldman Sachs Group Inc/The 6.450% 5/01/36 88,475
13 Golub Capital BDC Inc 2.050% 2/15/27 11,534
12 Hartford Financial Services Group Inc/The 2.800% 8/19/29 10,921
5 Healthcare Realty Holdings LP 3.100% 2/15/30 4,381
11 Healthpeak OP LLC 2.875% 1/15/31 9,544
10 Hercules Capital Inc 3.375% 1/20/27 9,123
5 Highwoods Realty LP 3.050% 2/15/30 4,233
200 HSBC Holdings PLC 6.547% 6/20/34 208,414
96 HSBC Holdings PLC 6.800% 6/01/38 103,532
28 Humana Inc 2.150% 2/03/32 22,673
50 Humana Inc 5.950% 3/15/34 52,738
15 Huntington Bancshares Inc/OH 4.000% 5/15/25 14,768
12 Huntington Bancshares Inc/OH 2.550% 2/04/30 10,298
28 (b) Jackson Financial Inc 5.170% 6/08/27 28,102
12 Janus Henderson US Holdings Inc 4.875% 8/01/25 11,895
9 Jefferies Financial Group Inc 4.150% 1/23/30 8,508
100 JPMorgan Chase & Co 2.595% 2/24/26 97,173
6 JPMorgan Chase & Co 1.470% 9/22/27 5,477
100 JPMorgan Chase & Co 6.070% 10/22/27 103,008
10 JPMorgan Chase & Co 2.069% 6/01/29 8,909
4 JPMorgan Chase & Co 3.702% 5/06/30 3,778
6 JPMorgan Chase & Co 2.545% 11/08/32 5,031
12 JPMorgan Chase & Co 4.912% 7/25/33 11,846
170 JPMorgan Chase & Co 5.717% 9/14/33 175,193
22 (b) Kemper Corp 3.800% 2/23/32 18,603
77 KeyCorp 2.550% 10/01/29 66,223
5 Kilroy Realty LP 2.650% 11/15/33 3,782
2 Kimco Realty OP LLC 2.250% 12/01/31 1,623
12 Kimco Realty OP LLC 4.250% 4/01/45 9,619
31 Lazard Group LLC 4.500% 9/19/28 30,108
16 (b) Lincoln National Corp 3.625% 12/12/26 15,451
13 Lloyds Banking Group PLC 4.716% 8/11/26 12,868
21 Main Street Capital Corp 3.000% 7/14/26 19,367
9 Manulife Financial Corp 4.061% 2/24/32 8,628
12 Markel Group Inc 3.350% 9/17/29 11,030
100 MetLife Inc 5.375% 7/15/33 103,369
20 Mitsubishi UFJ Financial Group Inc 5.017% 7/20/28 20,016
3 Morgan Stanley 4.350% 9/08/26 2,955
2 Morgan Stanley 3.950% 4/23/27 1,946
150 Morgan Stanley 3.622% 4/01/31 138,399
1 Morgan Stanley 4.889% 7/20/33 979
100 Morgan Stanley 5.424% 7/21/34 101,295
50 Morgan Stanley 6.627% 11/01/34 55,347
1 Morgan Stanley 2.484% 9/16/36 799
10 Nasdaq Inc 3.850% 6/30/26 9,778
100 Nasdaq Inc 5.550% 2/15/34 103,694
17 NatWest Group PLC 5.076% 1/27/30 16,801
3 NNN REIT Inc 2.500% 4/15/30 2,584
1 NNN REIT Inc 3.000% 4/15/52 656
4 Nomura Holdings Inc 1.851% 7/16/25 3,804
3 Nomura Holdings Inc 5.386% 7/06/27 3,017
4 Nomura Holdings Inc 2.710% 1/22/29 3,561
2 Nomura Holdings Inc 3.103% 1/16/30 1,776
1 Nomura Holdings Inc 2.679% 7/16/30 856

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 10 Oaktree Specialty Lending Corp 2.700% 1/15/27 $ 9,008
7 Old Republic International Corp 3.875% 8/26/26 6,787
10 ORIX Corp 4.000% 4/13/32 9,448
100 PNC Financial Services Group Inc/The 5.354% 12/02/28 101,270
50 PNC Financial Services Group Inc/The 6.875% 10/20/34 55,569
23 (b) Prospect Capital Corp 3.437% 10/15/28 19,842
8 Prudential Financial Inc 5.375% 5/15/45 7,883
7 Prudential Financial Inc 5.700% 9/15/48 6,829
1 Prudential Financial Inc 3.700% 10/01/50 879
8 (b) Radian Group Inc 6.625% 3/15/25 8,036
2 Regency Centers LP 2.950% 9/15/29 1,800
7 Regency Centers LP 4.400% 2/01/47 5,796
34 Regions Financial Corp 1.800% 8/12/28 29,337
10 Reinsurance Group of America Inc 3.150% 6/15/30 8,952
100 Reinsurance Group of America Inc 6.000% 9/15/33 104,239
100 Royal Bank of Canada 5.200% 8/01/28 101,880
10 Sabra Health Care LP 3.200% 12/01/31 8,170
7 Santander Holdings USA Inc 3.244% 10/05/26 6,601
1 Santander Holdings USA Inc 2.490% 1/06/28 914
32 Santander UK Group Holdings PLC 1.532% 8/21/26 29,983
100 (b) State Street Corp 5.159% 5/18/34 100,731
12 Stifel Financial Corp 4.000% 5/15/30 11,048
200 Sumitomo Mitsui Financial Group Inc 5.520% 1/13/28 204,665
6 Sun Communities Operating LP 4.200% 4/15/32 5,449
6 Synchrony Financial 4.875% 6/13/25 5,916
56 Synchrony Financial 3.700% 8/04/26 53,147
39 Synchrony Financial 3.950% 12/01/27 36,613
100 Toronto-Dominion Bank/The 5.156% 1/10/28 101,460
50 Truist Financial Corp 7.161% 10/30/29 53,998
15 UDR Inc 3.000% 8/15/31 13,070
17 Unum Group 3.875% 11/05/25 16,532
100 US Bancorp 5.775% 6/12/29 102,450
12 Ventas Realty LP 2.500% 9/01/31 9,859
9 Wells Fargo & Co 3.908% 4/25/26 8,848
1 Wells Fargo & Co 3.526% 3/24/28 958
150 Wells Fargo & Co 4.808% 7/25/28 149,093
100 Wells Fargo & Co 5.389% 4/24/34 100,899
100 Wells Fargo & Co 5.557% 7/25/34 102,094
16 Welltower OP LLC 2.800% 6/01/31 13,844
6 Welltower OP LLC 3.850% 6/15/32 5,500
117 Westpac Banking Corp 2.668% 11/15/35 97,148
14 Willis North America Inc 4.500% 9/15/28 13,686
11 WP Carey Inc 2.450% 2/01/32 8,987
Total Financials 6,919,448
Industrial - 11.1%
9 Agilent Technologies Inc 2.750% 9/15/29 8,186
10 Allegion plc 3.500% 10/01/29 9,290
3 Altria Group Inc 5.800% 2/14/39 3,067
1 Altria Group Inc 3.875% 9/16/46 754
5 American Airlines 2016-2 Class AA Pass
Through Trust2020 A
3.200% 6/15/28 4,329
29 American Tower Corp 2.100% 6/15/30 24,357
1 American Tower Corp 4.050% 3/15/32 934
1 Amgen Inc 2.300% 2/25/31 854
88 Amgen Inc 3.150% 2/21/40 68,496
6 Amgen Inc 5.150% 11/15/41 5,865
1 Amgen Inc 3.000% 1/15/52 686
1 Amgen Inc 4.200% 2/22/52 830
11 Amphenol Corp 2.200% 9/15/31 9,164

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
26
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 3 Aptiv PLC 3.100% 12/01/51 $ 1,956
3 Aptiv PLC / Aptiv Corp 3.250% 3/01/32 2,646
10 ArcelorMittal SA 4.250% 7/16/29 9,629
9 AT&T Inc 2.750% 6/01/31 7,828
100 AT&T Inc 5.400% 2/15/34 102,580
67 AT&T Inc 4.850% 3/01/39 63,794
30 AT&T Inc 3.500% 6/01/41 23,834
14 Autodesk Inc 2.400% 12/15/31 11,851
11 AutoNation Inc 3.850% 3/01/32 9,722
13 AutoZone Inc 4.000% 4/15/30 12,432
11 Barrick North America Finance LLC 5.700% 5/30/41 11,453
1 BAT Capital Corp 4.742% 3/16/32 957
8 BAT Capital Corp 4.390% 8/15/37 6,750
100 BAT Capital Corp 7.079% 8/02/43 106,094
12 Becton Dickinson & Co 1.957% 2/11/31 9,956
13 Becton Dickinson & Co 4.685% 12/15/44 12,153
22 Bell Telephone Co of Canada or Bell
Canada
3.650% 8/15/52 16,832
10 Best Buy Co Inc 1.950% 10/01/30 8,320
14 Biogen Inc 5.200% 9/15/45 13,705
45 Boeing Co/The 5.705% 5/01/40 45,330
8 BorgWarner Inc 4.375% 3/15/45 6,547
7 Boston Scientific Corp 4.550% 3/01/39 6,723
11 Broadcom Inc, 144A 4.000% 4/15/29 10,588
74 Broadcom Inc, 144A 3.187% 11/15/36 60,113
17 Broadridge Financial Solutions Inc 2.600% 5/01/31 14,456
6 Brunswick Corp/DE 4.400% 9/15/32 5,427
21 Campbell Soup Co 2.375% 4/24/30 18,149
1 Canadian Natural Resources Ltd 2.950% 7/15/30 881
5 Canadian Natural Resources Ltd 5.850% 2/01/35 5,088
2 Canadian Natural Resources Ltd 6.750% 2/01/39 2,177
8 Canadian Pacific Railway Co 2.450% 12/02/31 7,375
3 Canadian Pacific Railway Co 4.800% 8/01/45 2,810
14 Canadian Pacific Railway Co 4.700% 5/01/48 12,658
10 Cardinal Health Inc 4.500% 11/15/44 8,648
14 Carlisle Cos Inc 2.200% 3/01/32 11,416
5 Carrier Global Corp 2.722% 2/15/30 4,466
6 Carrier Global Corp 3.577% 4/05/50 4,595
9 CENCORA INC 2.700% 3/15/31 7,844
5 Cenovus Energy Inc 5.250% 6/15/37 4,788
20 CF Industries Inc 5.375% 3/15/44 19,311
8
(b)
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% 4/01/38 7,253
1 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
3.500% 3/01/42 687
94 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% 5/01/47 78,690
1 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.250% 4/01/53 821
2 Choice Hotels International Inc 3.700% 1/15/31 1,742
10 Church & Dwight Co Inc 2.300% 12/15/31 8,422
33 Cigna Group/The 4.900% 12/15/48 30,731
5 Clorox Co/The 4.400% 5/01/29 4,950
11 Conagra Brands Inc 5.300% 11/01/38 10,712
6 Constellation Brands Inc 4.750% 5/09/32 5,925
10 Constellation Brands Inc 5.250% 11/15/48 9,806
10 Corning Inc 3.900% 11/15/49 8,078

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 26 Crown Castle Inc 2.500% 7/15/31 $ 21,667
4 CSX Corp 2.400% 2/15/30 3,545
1 CSX Corp 4.100% 11/15/32 957
1 CSX Corp 3.800% 4/15/50 799
49 CVS Health Corp 4.875% 7/20/35 48,066
18 CVS Health Corp 4.780% 3/25/38 16,886
9 Dell International LLC / EMC Corp 6.200% 7/15/30 9,610
7 Dell International LLC / EMC Corp 8.350% 7/15/46 9,130
2 Dell International LLC / EMC Corp 3.450% 12/15/51 1,435
16 Deutsche Telekom International Finance BV 8.750% 6/15/30 19,058
9 Devon Energy Corp 5.600% 7/15/41 8,677
5 Diamondback Energy Inc 3.125% 3/24/31 4,438
16 Diamondback Energy Inc 4.250% 3/15/52 12,851
10 Dick's Sporting Goods Inc 3.150% 1/15/32 8,503
61 Discovery Communications LLC 4.000% 9/15/55 42,948
7 Dollar General Corp 4.125% 4/03/50 5,494
11 Dollar Tree Inc 3.375% 12/01/51 7,512
10 Dover Corp 2.950% 11/04/29 9,051
2 Dow Chemical Co/The 4.250% 10/01/34 1,897
8 Dow Chemical Co/The 5.250% 11/15/41 7,807
15 DuPont de Nemours Inc 5.319% 11/15/38 15,115
6 Eastman Chemical Co 4.800% 9/01/42 5,488
14 (b) eBay Inc 2.600% 5/10/31 12,092
50 Energy Transfer LP 6.550% 12/01/33 53,913
22 Energy Transfer LP 5.800% 6/15/38 22,226
22 Energy Transfer LP 5.000% 5/15/44 19,413
7 Equifax Inc 2.600% 12/15/25 6,704
10 Equifax Inc 5.100% 12/15/27 10,084
22 Equifax Inc 2.350% 9/15/31 18,251
3 Equinix Inc 2.500% 5/15/31 2,548
17 Equinix Inc 3.900% 4/15/32 15,732
4 Expedia Group Inc 3.250% 2/15/30 3,634
3 Expedia Group Inc 2.950% 3/15/31 2,630
10 FactSet Research Systems Inc 3.450% 3/01/32 8,920
7 (b) FedEx Corp 3.100% 8/05/29 6,475
6 FedEx Corp 3.900% 2/01/35 5,468
14 FedEx Corp 4.050% 2/15/48 11,480
11 Fidelity National Information Services Inc 1.650% 3/01/28 9,847
50 (b) Fidelity National Information Services Inc 2.250% 3/01/31 42,167
7 Fiserv Inc 2.250% 6/01/27 6,492
50 Fiserv Inc 5.625% 8/21/33 52,076
11 Fortune Brands Innovations Inc 3.250% 9/15/29 10,144
19 Fox Corp 3.500% 4/08/30 17,498
50 Fox Corp 6.500% 10/13/33 53,925
11 Freeport-McMoRan Inc 4.250% 3/01/30 10,324
7 GE Capital Funding LLC 4.550% 5/15/32 6,845
1 General Electric Co 4.350% 5/01/50 905
12 General Mills Inc 4.550% 4/17/38 11,119
2 General Motors Co 6.600% 4/01/36 2,155
8 General Motors Financial Co Inc 4.300% 4/06/29 7,686
10 General Motors Financial Co Inc 3.100% 1/12/32 8,498
12 Genuine Parts Co 2.750% 2/01/32 10,074
17 Gilead Sciences Inc 4.000% 9/01/36 15,585
9 Gilead Sciences Inc 4.750% 3/01/46 8,505
50 Gilead Sciences Inc 5.550% 10/15/53 53,077
6 Global Payments Inc 4.950% 8/15/27 6,020
6 Global Payments Inc 4.450% 6/01/28 5,853
5 Global Payments Inc 2.900% 5/15/30 4,403
1 Global Payments Inc 2.900% 11/15/31 852
7 GLP Capital LP / GLP Financing II Inc 5.300% 1/15/29 6,896

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
28
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 9 Halliburton Co 4.500% 11/15/41 $ 8,147
8 Halliburton Co 4.750% 8/01/43 7,525
10 Hasbro Inc 3.900% 11/19/29 9,284
8 HCA Inc 4.125% 6/15/29 7,640
20 HCA Inc 4.375% 3/15/42 17,099
10 HCA Inc 3.500% 7/15/51 7,009
4 Hewlett Packard Enterprise Co 6.200% 10/15/35 4,285
6 HP Inc 3.400% 6/17/30 5,492
16 HP Inc 4.200% 4/15/32 15,009
6 (b) HP Inc 6.000% 9/15/41 6,305
10 Huntsman International LLC 2.950% 6/15/31 8,398
12 Ingredion Inc 2.900% 6/01/30 10,720
8 International Paper Co 4.800% 6/15/44 7,314
7 International Paper Co 4.400% 8/15/47 5,961
6 J M Smucker Co/The 2.125% 3/15/32 4,870
16 J M Smucker Co/The 4.250% 3/15/35 14,798
6 (b) Jabil Inc 3.600% 1/15/30 5,500
12 Johnson Controls International plc 4.950% 7/02/64 10,806
14 Kellanova 2.100% 6/01/30 12,010
15 Keurig Dr Pepper Inc 3.200% 5/01/30 13,735
13 Keurig Dr Pepper Inc 4.500% 4/15/52 11,438
41 Kinder Morgan Energy Partners LP 6.375% 3/01/41 42,471
10 Kinder Morgan Inc 2.000% 2/15/31 8,253
1 Kinder Morgan Inc 3.600% 2/15/51 708
6 Kraft Heinz Foods Co 4.250% 3/01/31 5,806
24 Kraft Heinz Foods Co 5.500% 6/01/50 24,317
3 Kroger Co/The 2.200% 5/01/30 2,567
1 Kroger Co/The 1.700% 1/15/31 812
4 Kroger Co/The 5.400% 1/15/49 3,985
5 L3Harris Technologies Inc 2.900% 12/15/29 4,522
8 L3Harris Technologies Inc 1.800% 1/15/31 6,570
10 Laboratory Corp of America Holdings 2.700% 6/01/31 8,677
2 Lear Corp 3.500% 5/30/30 1,816
10 Lear Corp 2.600% 1/15/32 8,135
2 Leggett & Platt Inc 3.500% 11/15/51 1,406
15 Leidos Inc 2.300% 2/15/31 12,503
10 Lowe's Cos Inc 4.500% 4/15/30 9,932
9 Lowe's Cos Inc 4.050% 5/03/47 7,511
1 Lowe's Cos Inc 4.250% 4/01/52 841
19 LYB International Finance BV 5.250% 7/15/43 18,039
13 Magellan Midstream Partners LP 5.150% 10/15/43 12,087
11 Marathon Petroleum Corp 6.500% 3/01/41 11,979
3 Marriott International Inc/MD 4.650% 12/01/28 2,987
5 Marriott International Inc/MD 4.500% 10/01/34 4,612
6 Martin Marietta Materials Inc 2.500% 3/15/30 5,300
3 Martin Marietta Materials Inc 2.400% 7/15/31 2,533
1 Martin Marietta Materials Inc 3.200% 7/15/51 722
24 Masco Corp 2.000% 2/15/31 19,794
20 Mastercard Inc 4.875% 3/09/28 20,560
13 (b) McCormick & Co Inc/MD 1.850% 2/15/31 10,640
25 McDonald's Corp 4.700% 12/09/35 24,697
13 MDC Holdings Inc 3.966% 8/06/61 9,573
12 Micron Technology Inc 5.327% 2/06/29 12,194
8 Molson Coors Beverage Co 4.200% 7/15/46 6,785
6 Mondelez International Inc 3.000% 3/17/32 5,287
5 Mondelez International Inc 1.875% 10/15/32 4,031
7 Moody's Corp 3.250% 1/15/28 6,689
45 Moody's Corp 2.000% 8/19/31 37,106
4 Motorola Solutions Inc 2.300% 11/15/30 3,373
11 Motorola Solutions Inc 2.750% 5/24/31 9,373

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 42 MPLX LP 4.500% 4/15/38 $ 37,798
31 National Fuel Gas Co 5.500% 1/15/26 31,144
13 NetApp Inc 2.700% 6/22/30 11,446
20 Newmont Corp 5.875% 4/01/35 21,231
6 Norfolk Southern Corp 3.000% 3/15/32 5,277
11 Norfolk Southern Corp 4.800% 8/15/43 9,842
8 Norfolk Southern Corp 3.700% 3/15/53 6,228
9 Northrop Grumman Corp 4.400% 5/01/30 8,890
50 Northrop Grumman Corp 5.200% 6/01/54 50,188
12 Nutrien Ltd 5.625% 12/01/40 12,074
6 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 5,047
8 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 6,684
6 NXP BV / NXP Funding LLC / NXP USA Inc 3.250% 11/30/51 4,187
19 ONEOK Partners LP 6.125% 2/01/41 19,854
20 Oracle Corp 2.875% 3/25/31 17,599
27 Oracle Corp 3.800% 11/15/37 23,047
76 Oracle Corp 3.650% 3/25/41 60,479
14 Orange SA 5.375% 1/13/42 14,260
4 Owens Corning 4.300% 7/15/47 3,443
3 Packaging Corp of America 3.050% 10/01/51 2,066
18 Paramount Global 4.950% 1/15/31 17,020
24 (b) Paramount Global 4.900% 8/15/44 18,989
14 Parker-Hannifin Corp 4.450% 11/21/44 12,683
6 Phillips 66 4.650% 11/15/34 5,829
5 Phillips 66 5.875% 5/01/42 5,361
26 Phillips 66 3.300% 3/15/52 18,483
5 Phillips 66 Co 3.150% 12/15/29 4,583
13 Plains All American Pipeline LP / PAA
Finance Corp
3.800% 9/15/30 12,009
30 Quanta Services Inc 2.350% 1/15/32 24,479
11 Quest Diagnostics Inc 2.800% 6/30/31 9,607
3 Raytheon Technologies Corp 1.900% 9/01/31 2,444
20 Raytheon Technologies Corp 4.625% 11/16/48 18,092
1 Raytheon Technologies Corp 3.030% 3/15/52 681
50 Raytheon Technologies Corp 6.400% 3/15/54 57,582
14 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 11,565
9 RELX Capital Inc 3.000% 5/22/30 8,199
5 Republic Services Inc 1.750% 2/15/32 4,014
13 Revvity Inc 2.550% 3/15/31 11,038
33 Rogers Communications Inc 5.000% 3/15/44 30,990
1 Rogers Communications Inc 4.550% 3/15/52 859
1 Roper Technologies Inc 2.950% 9/15/29 914
10 Roper Technologies Inc 2.000% 6/30/30 8,492
18 (b) Royalty Pharma PLC 2.150% 9/02/31 14,665
14 (b) RPM International Inc 4.250% 1/15/48 11,489
6 Sherwin-Williams Co/The 2.200% 3/15/32 4,971
10 Sherwin-Williams Co/The 4.000% 12/15/42 8,408
11 Sonoco Products Co 2.850% 2/01/32 9,435
7 Southern Copper Corp 5.250% 11/08/42 6,634
40 Spectra Energy Partners LP 4.500% 3/15/45 34,374
9 (b) Starbucks Corp 3.550% 8/15/29 8,611
2 Starbucks Corp 3.000% 2/14/32 1,782
11 Starbucks Corp 3.350% 3/12/50 8,092
16 Steel Dynamics Inc 3.450% 4/15/30 14,764
26 Stryker Corp 4.100% 4/01/43 22,941
24 Suncor Energy Inc 4.000% 11/15/47 19,064
13 Sysco Corp 5.950% 4/01/30 13,816
15 Sysco Corp 3.150% 12/14/51 10,537
12 Tapestry Inc 3.050% 3/15/32 9,597
10 Teck Resources Ltd 6.000% 8/15/40 10,151

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
30
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 5 Teledyne FLIR LLC 2.500% 8/01/30 $ 4,310
9 TELUS Corp 4.300% 6/15/49 7,574
5 Textron Inc 3.000% 6/01/30 4,484
38 Time Warner Cable LLC 5.500% 9/01/41 33,445
11 T-Mobile USA Inc 2.250% 11/15/31 9,113
80 T-Mobile USA Inc 3.400% 10/15/52 57,471
100 T-Mobile USA Inc 6.000% 6/15/54 109,288
4 Trane Technologies Global Holding Co Ltd 5.750% 6/15/43 4,254
26 TransCanada PipeLines Ltd 4.100% 4/15/30 24,820
19 (b) TransCanada PipeLines Ltd 5.100% 3/15/49 18,087
5 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 4,561
16 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 12,902
4 Triton Container International Ltd / TAL
International Container Corp
3.250% 3/15/32 3,247
11 Tyson Foods Inc 5.100% 9/28/48 9,930
16 United Airlines 2014-1 Class A Pass
Through Trust
4.000% 4/11/26 15,530
14 Vale Overseas Ltd 3.750% 7/08/30 12,694
23 Valero Energy Corp 3.650% 12/01/51 16,859
25 Verizon Communications Inc 2.550% 3/21/31 21,490
96 Verizon Communications Inc 2.355% 3/15/32 79,726
2 Verizon Communications Inc 3.400% 3/22/41 1,581
7 Verizon Communications Inc 2.850% 9/03/41 5,121
6 Verizon Communications Inc 4.000% 3/22/50 4,920
6 (b) Verizon Communications Inc 3.875% 3/01/52 4,796
12 (b) VF Corp 2.950% 4/23/30 10,071
26 Viatris Inc 3.850% 6/22/40 19,679
12 VICI Properties LP 5.125% 5/15/32 11,468
18 VMware LLC 4.700% 5/15/30 17,704
6 Vodafone Group PLC 4.375% 2/19/43 5,239
37 Vodafone Group PLC 4.875% 6/19/49 33,436
12 Vontier Corp 2.950% 4/01/31 9,985
13 Vulcan Materials Co 3.500% 6/01/30 12,065
10 Warnermedia Holdings Inc 4.279% 3/15/32 9,156
12 Warnermedia Holdings Inc 5.050% 3/15/42 10,637
12 Waste Connections Inc 2.200% 1/15/32 9,941
11 Western Union Co/The 1.350% 3/15/26 10,158
13 Westlake Corp 3.125% 8/15/51 8,518
6 Weyerhaeuser Co 4.000% 4/15/30 5,720
3 Weyerhaeuser Co 3.375% 3/09/33 2,642
3 Whirlpool Corp 4.700% 5/14/32 2,920
10 Whirlpool Corp 5.150% 3/01/43 8,950
23 Williams Cos Inc/The 2.600% 3/15/31 19,658
8 Workday Inc 3.700% 4/01/29 7,623
21 WRKCo Inc 4.900% 3/15/29 21,090
13 Xylem Inc/NY 2.250% 1/30/31 11,119
2 Zimmer Biomet Holdings Inc 4.250% 8/15/35 1,803
6 Zimmer Biomet Holdings Inc 5.750% 11/30/39 6,135
11 Zoetis Inc 4.700% 2/01/43 10,334
Total Industrial 3,956,781
Utility - 13.5%
5 AEP Texas Inc 3.800% 10/01/47 3,724
100 AEP Texas Inc 5.250% 5/15/52 96,404
9 Ameren Corp 1.950% 3/15/27 8,260
8 Ameren Corp 1.750% 3/15/28 7,104
4 Ameren Corp 3.500% 1/15/31 3,649
4 American Electric Power Co Inc 4.300% 12/01/28 3,906
4 American Electric Power Co Inc 3.875% 2/15/62 3,517
50 American Water Capital Corp 4.150% 6/01/49 42,949

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 50 Atmos Energy Corp 6.200% 11/15/53 $ 57,219
30 Avangrid Inc 3.200% 4/15/25 29,210
46 Avangrid Inc 3.800% 6/01/29 43,277
4 Black Hills Corp 3.150% 1/15/27 3,804
10 Black Hills Corp 4.200% 9/15/46 7,926
11 Black Hills Corp 3.875% 10/15/49 8,092
18 Cleco Corporate Holdings LLC 4.973% 5/01/46 15,240
1 CMS Energy Corp 4.875% 3/01/44 942
50 Consolidated Edison Co of New York Inc 5.900% 11/15/53 54,503
111 Constellation Energy Generation LLC 5.600% 6/15/42 110,421
20 Dayton Power & Light Co/The 3.950% 6/15/49 15,025
13 Delmarva Power & Light Co 4.000% 6/01/42 10,503
6 Dominion Energy Inc 3.600% 3/15/27 5,781
1 Dominion Energy Inc 4.350% 8/15/32 954
100 Dominion Energy Inc 5.375% 11/15/32 101,427
8 Dominion Energy Inc 5.250% 8/01/33 8,051
7 Dominion Energy Inc 4.900% 8/01/41 6,429
13 Dominion Energy Inc 4.850% 8/15/52 11,720
11 Duke Energy Corp 3.150% 8/15/27 10,404
1 Duke Energy Corp 4.300% 3/15/28 981
337 Duke Energy Corp 3.950% 8/15/47 267,292
1 Duke Energy Corp 5.000% 8/15/52 925
100 Duke Energy Indiana LLC 5.400% 4/01/53 99,839
4 Edison International 4.950% 4/15/25 3,975
27 El Paso Electric Co 5.000% 12/01/44 23,367
8 Emera US Finance LP 3.550% 6/15/26 7,694
42 (b) Emera US Finance LP 4.750% 6/15/46 34,706
43 Enel Chile SA 4.875% 6/12/28 42,529
1 Entergy Corp 0.900% 9/15/25 936
1 Entergy Corp 1.900% 6/15/28 889
1 Entergy Corp 3.750% 6/15/50 747
21 Essential Utilities Inc 3.351% 4/15/50 15,096
4 Eversource Energy 0.800% 8/15/25 3,739
1 Eversource Energy 3.300% 1/15/28 940
1 Eversource Energy 4.250% 4/01/29 963
6 Eversource Energy 3.450% 1/15/50 4,229
6 Exelon Corp 2.750% 3/15/27 5,643
194 Exelon Corp 4.050% 4/15/30 185,037
3 Exelon Corp 4.950% 6/15/35 2,886
21 Exelon Corp 5.100% 6/15/45 19,698
7 Exelon Corp 4.450% 4/15/46 6,064
1 Exelon Corp 4.700% 4/15/50 893
40 Fortis Inc/Canada 3.055% 10/04/26 38,060
200 Georgia Power Co 4.700% 5/15/32 197,495
81 Georgia Power Co 3.700% 1/30/50 63,509
68 Iberdrola International BV 6.750% 7/15/36 77,939
50 Idaho Power Co 5.800% 4/01/54 52,596
10 Interstate Power and Light Co 4.100% 9/26/28 9,726
100 (b) Interstate Power and Light Co 3.600% 4/01/29 94,745
5 IPALCO Enterprises Inc 3.700% 9/01/24 4,929
7 IPALCO Enterprises Inc 4.250% 5/01/30 6,571
1 ITC Holdings Corp 5.300% 7/01/43 963
12 National Grid USA 5.803% 4/01/35 12,280
100 National Rural Utilities Cooperative Finance
Corp
4.800% 3/15/28 101,233
50 National Rural Utilities Cooperative Finance
Corp,(WI/DD)
5.000% 2/07/31 50,345
18 NextEra Energy Capital Holdings Inc 4.450% 6/20/25 17,844
8 NextEra Energy Capital Holdings Inc 1.875% 1/15/27 7,382
150 NextEra Energy Capital Holdings Inc 4.900% 2/28/28 150,687

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
32
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 67 NextEra Energy Capital Holdings Inc 1.900% 6/15/28 $ 59,391
4 NextEra Energy Capital Holdings Inc 3.500% 4/01/29 3,768
19 NextEra Energy Capital Holdings Inc 5.000% 7/15/32 18,918
4 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 3,853
3 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 2,624
9 NiSource Inc 3.490% 5/15/27 8,670
98 NiSource Inc 5.950% 6/15/41 101,879
6 NiSource Inc 5.650% 2/01/45 6,020
7 NiSource Inc 3.950% 3/30/48 5,568
19 NiSource Inc 5.000% 6/15/52 17,717
100 NSTAR Electric Co 4.950% 9/15/52 95,611
4 Oglethorpe Power Corp 5.950% 11/01/39 4,116
69 Oglethorpe Power Corp 4.200% 12/01/42 55,467
14 Oglethorpe Power Corp 4.250% 4/01/46 11,115
3 Oglethorpe Power Corp 5.050% 10/01/48 2,705
7 Oglethorpe Power Corp 5.250% 9/01/50 6,586
8 Pacific Gas and Electric Co 3.300% 12/01/27 7,497
9 Pacific Gas and Electric Co 3.000% 6/15/28 8,258
9 (b) Pacific Gas and Electric Co 4.200% 3/01/29 8,584
100 Pacific Gas and Electric Co 5.900% 6/15/32 102,290
200 Pacific Gas and Electric Co 6.950% 3/15/34 220,294
109 Pacific Gas and Electric Co 4.200% 6/01/41 87,420
6 Pacific Gas and Electric Co 4.450% 4/15/42 4,962
8 Pacific Gas and Electric Co 3.750% 8/15/42 6,001
7 Pacific Gas and Electric Co 4.300% 3/15/45 5,585
7 Pacific Gas and Electric Co 4.000% 12/01/46 5,262
7 Pacific Gas and Electric Co 3.950% 12/01/47 5,225
106 Pacific Gas and Electric Co 4.950% 7/01/50 92,377
104 Pacific Gas and Electric Co 5.250% 3/01/52 93,107
200 PacifiCorp 5.500% 5/15/54 193,202
48 Pennsylvania Electric Co 6.150% 10/01/38 50,423
125 Piedmont Natural Gas Co Inc 3.640% 11/01/46 91,770
11 Piedmont Natural Gas Co Inc 3.350% 6/01/50 7,541
60 Pinnacle West Capital Corp 1.300% 6/15/25 57,001
10 PPL Capital Funding Inc 3.100% 5/15/26 9,620
1 PPL Capital Funding Inc 4.125% 4/15/30 952
150 Public Service Co of Colorado 5.250% 4/01/53 147,403
100 Public Service Electric and Gas Co 5.450% 8/01/53 104,827
66 Puget Energy Inc 2.379% 6/15/28 59,077
26 Puget Energy Inc 4.100% 6/15/30 23,890
1 Sempra 3.300% 4/01/25 978
4 Sempra 3.250% 6/15/27 3,799
2 Sempra 3.400% 2/01/28 1,905
98 Sempra 3.800% 2/01/38 83,330
19 Sempra 4.000% 2/01/48 15,346
4 Sempra 4.125% 4/01/52 3,522
100 Southern California Edison Co 5.700% 3/01/53 102,822
1 Southern Co Gas Capital Corp 4.400% 5/30/47 848
1 Southern Co/The 5.113% 8/01/27 1,012
100 Southern Co/The 5.700% 3/15/34 104,570
51 Southern Power Co 4.950% 12/15/46 46,316
35 Southwest Gas Corp 4.150% 6/01/49 27,237
8 Southwestern Electric Power Co 1.650% 3/15/26 7,479
4 Southwestern Electric Power Co 4.100% 9/15/28 3,880
1 Southwestern Electric Power Co 3.900% 4/01/45 777
109 Southwestern Electric Power Co 3.250% 11/01/51 73,766
21 Southwestern Public Service Co 6.000% 10/01/36 21,680
28 Spire Inc 4.700% 8/15/44 23,036
25 Union Electric Co 5.450% 3/15/53 25,311
100 Virginia Electric and Power Co 5.350% 1/15/54 99,669

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 100 WEC Energy Group Inc 4.750% 1/15/28 $ 99,933
11 Xcel Energy Inc 1.750% 3/15/27 10,075
1 Xcel Energy Inc 4.000% 6/15/28 973
7 Xcel Energy Inc 4.800% 9/15/41 6,305
Total Utility 4,846,958
Total Corporate Debt
(cost $16,684,304) 15,723,187
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
U.S. TREASURY - 25.4%
$ 183
United States Treasury Note/Bond
1.125% 2/28/25 176,223
100
United States Treasury Note/Bond
3.875% 4/30/25 99,180
400
United States Treasury Note/Bond
4.250% 5/31/25 398,625
250
United States Treasury Note/Bond
4.750% 7/31/25 251,172
800
United States Treasury Note/Bond
5.000% 8/31/25 807,406
808
United States Treasury Note/Bond
0.250% 9/30/25 755,543
100
United States Treasury Note/Bond
4.875% 11/30/25 101,039
500
United States Treasury Note/Bond
4.250% 12/31/25 500,039
425
United States Treasury Note/Bond
0.375% 1/31/26 393,988
425
United States Treasury Note/Bond
0.750% 3/31/26 395,466
704
United States Treasury Note/Bond
0.750% 4/30/26 652,891
3
United States Treasury Note/Bond
0.875% 6/30/26 2,596
4
United States Treasury Note/Bond
1.250% 12/31/26 3,331
1,200
United States Treasury Note/Bond
4.000% 1/15/27 1,199,719
1
United States Treasury Note/Bond
2.500% 3/31/27 957
30
United States Treasury Note/Bond
2.750% 4/30/27 28,888
3
United States Treasury Note/Bond
3.250% 6/30/27 2,737
0(c)
United States Treasury Note/Bond
2.750% 7/31/27 384
150
United States Treasury Note/Bond
3.625% 5/31/28 148,359
105
United States Treasury Note/Bond
4.375% 8/31/28 107,121
100
United States Treasury Note/Bond
4.875% 10/31/28 104,219
150
United States Treasury Note/Bond
3.125% 11/15/28 145,055
500
United States Treasury Note/Bond
4.000% 1/31/29 503,008
233
United States Treasury Note/Bond
2.375% 5/15/29 216,290
37
United States Treasury Note/Bond
1.625% 8/15/29 32,947
35
United States Treasury Note/Bond
0.625% 5/15/30 28,636
50
United States Treasury Note/Bond
3.750% 5/31/30 49,520
0(c)
United States Treasury Note/Bond
1.625% 5/15/31 343
150
United States Treasury Note/Bond
4.500% 11/15/33 156,633
1,100
United States Treasury Note/Bond
3.375% 8/15/42 968,387
200
United States Treasury Note/Bond
3.875% 2/15/43 188,273
100
United States Treasury Note/Bond
3.875% 5/15/43 94,094
210
United States Treasury Note/Bond
4.750% 11/15/43 222,305
200
United States Treasury Note/Bond
3.625% 2/15/53 179,562
100
United States Treasury Note/Bond
3.625% 5/15/53 89,859
75
United States Treasury Note/Bond
4.125% 8/15/53 73,746
25
United States Treasury Note/Bond
4.750% 11/15/53 27,297
Total U.S. Treasury
(cost $9,369,935) 9,105,838

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
34
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 19.0%
$ 250 American Express Credit Account Master
Trust 2022 2
3.390% 5/17/27 $ 245,462
100 Avis Budget Rental Car Funding AESOP
LLC 2020 1A, 144A
2.330% 8/20/26 96,126
50
Bank5 2023 5YR3
6.724% 9/15/56 53,649
50
Bank5
6.500% 12/15/56 53,278
100
BBCMS Mortgage Trust 2022-C17 2022
C17
4.174% 9/15/55 95,748
150
Benchmark 2021-B27 Mortgage Trust
2.703% 7/15/54 105,802
90
BMARK 2023-V4
6.841% 11/15/56 97,235
45
BMO Mortgage Trust 2023 5C2
6.673% 11/15/56 48,290
150
Capital One Multi-Asset Execution Trust
2022 A2
3.490% 5/15/27 147,316
37
Carmax Auto Owner Trust 2022-3 2022 3
3.810% 9/15/25 37,016
100
CNH Equipment Trust 2023-B
5.600% 2/15/29 102,013
250
COMM 2015-LC19 Mortgage Trust
3.527% 2/10/48 241,324
200
COMM 2018-COR3 Mortgage Trust
4.228% 5/10/51 190,146
100
Dell Equipment Finance Trust 2023 3,
144A
6.100% 4/23/29 100,703
25
Fannie Mae Pool FN MA1489
3.000% 7/01/43 22,574
166
Fannie Mae Pool FN AS6302
3.500% 12/01/45 154,189
61
Fannie Mae Pool FN MA3211
4.000% 12/01/47 58,919
110
Fannie Mae Pool FN MA3239
4.000% 1/01/48 105,793
160
Fannie Mae Pool FN MA3276
3.500% 2/01/48 148,610
37
Fannie Mae Pool FN MA3277
4.000% 2/01/48 35,739
82
Fannie Mae Pool FN MA3305
3.500% 3/01/48 76,146
25
Fannie Mae Pool FN MA3306
4.000% 3/01/48 24,114
50
Fannie Mae Pool FN MA3383
3.500% 6/01/48 46,585
332
Fannie Mae Pool FN MA3416
4.500% 7/01/48 326,533
44
Fannie Mae Pool FN MA3467
4.000% 9/01/48 42,465
47
Fannie Mae Pool FN MA3663
3.500% 5/01/49 43,571
73
Fannie Mae Pool FN MA3744
3.000% 8/01/49 64,450
84
Fannie Mae Pool FN MA3774
3.000% 9/01/49 74,271
241
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 194,746
118
Fannie Mae Pool FN MA4562
2.000% 3/01/52 95,324
432
Fannie Mae Pool FN MA4578
2.500% 4/01/52 363,855
89
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 88,155
442
Fannie Mae Pool FN MA4738
5.500% 8/01/52 444,099
180
Fannie Mae Pool FN MA4761
5.000% 9/01/52 177,796
68
Freddie Mac Gold Pool FG G08800
3.500% 2/01/48 62,787
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 203,211
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K506
4.650% 8/25/28 202,091
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K507
4.800% 9/25/28 101,652
194 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K127
1.353% 11/25/30 173,298
100 GM Financial Consumer Automobile
Receivables Trust 2022-2
3.100% 2/16/27 98,211
221
GS Mortgage Securities Trust 2016-GS4
3.178% 11/10/49 211,444

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 100
Hertz Vehicle Financing III LLC 2022 1A,
144A
1.990% 6/25/26 $ 96,148
37 Honda Auto Receivables 2022-2 Owner
Trust 2022 2
3.810% 3/18/25 36,373
100
HPEFS Equipment Trust 2023 2A, 144A
6.040% 1/21/31 100,788
135
Hyundai Auto Receivables Trust 2022-B
3.720% 11/16/26 133,160
100
John Deere Owner Trust 2022 A
2.490% 1/16/29 96,017
25 Mercedes-Benz Auto Receivables Trust
2024-1
4.790% 7/15/31 25,129
20 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20
3.249% 2/15/48 19,497
250
Morgan Stanley Capital I Trust 2021-L5
1.518% 5/15/54 228,625
100
OneMain Financial Issuance Tru 2023 2A,
144A
6.170% 9/15/36 102,185
100
Santander Drive Auto Receivabl 2023 4
6.040% 12/15/31 102,631
15 Santander Drive Auto Receivables Trust
2022-5
4.110% 8/17/26 14,557
95
Tesla Auto Lease Trust 2023-A , 144A
5.860% 8/20/25 94,745
67 Toyota Auto Receivables 2022-C Owner
Trust
3.830% 8/15/25 66,409
100
Verizon Master Trust 2022 7
5.230% 11/22/27 99,926
250 Wells Fargo Commercial Mortgage Trust
2014-LC16
4.020% 8/15/50 246,262
100 Westlake Automobile Receivables Trust
2022-1 , 144A
2.750% 3/15/27 99,108
Total Securitized
(cost $7,103,329) 6,816,296
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 9.4%
Government Agency - 0.7%
$ 20 Export-Import Bank of Korea 2.500% 6/29/41 14,198
50 (b) Federal Farm Credit Banks Funding Corp 5.125% 10/10/25 50,580
30 Federal Home Loan Banks 5.000% 2/28/25 30,094
8 (b) Federal Home Loan Mortgage Corp 6.250% 7/15/32 9,251
4 Federal Home Loan Mortgage Corp 1.310% 8/17/33 3,038
1 Federal National Mortgage Association 1.875% 9/24/26 946
6 Federal National Mortgage Association 6.625% 11/15/30 6,888
6 Federal National Mortgage Association 5.625% 7/15/37 6,815
9 Tennessee Valley Authority 5.250% 9/15/39 9,527
129 Tennessee Valley Authority 3.500% 12/15/42 108,873
5 Tennessee Valley Authority 4.250% 9/15/52 4,549
Total Government Agency 244,759
Municipal Bonds - 3.8% (d)
18 Bay Area Toll Authority, California, Revenue
Bonds, San Francisco Bay Area Toll Bridge,
Series 2021 (Optional Call: 4/31 at 100.00)
3.126% 4/01/55 12,755
26 Bay Area Toll Authority, California, Revenue
Bonds, San Francisco Bay Area Toll Bridge,
Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1 (No Opt. Call)
6.918% 4/01/40 30,432
60 Board of Regents of the University of Texas
System, Revenue Financing System Bonds,
Green Series 2016B (No Opt. Call)
3.852% 8/15/46 51,229

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
36
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 42 California State University, Systemwide
Revenue Bonds, Taxable Series 2021B (No
Opt. Call)
2.719% 11/01/52 $ 28,872
10 California State University, Systemwide
Revenue Bonds, Taxable Series 2021B
(Optional Call: 11/31 at 100.00)
2.939% 11/01/52 6,982
50 California State, General Obligation Bonds,
Taxable Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.500% 4/01/33 49,394
70 California State, General Obligation Bonds,
Taxable Various Purpose Series 2018
(Optional Call: 4/28 at 100.00)
4.600% 4/01/38 67,506
50 California State, General Obligation Bonds,
Various Purpose Build America Taxable
Bond Series 2010 (No Opt. Call)
7.625% 3/01/40 62,993
10 Chicago Greater Metropolitan Water
Reclamation District, Illinois, General
Obligation Bonds, Build America Taxable
Bonds, Series 2009 (No Opt. Call)
5.720% 12/01/38 10,730
29 Chicago Transit Authority, Illinois, Sales
and Transfer Tax Receipts Revenue Bonds,
Pension Funding Taxable Series 2008B (No
Opt. Call)
6.899% 12/01/40 33,391
47 Chicago,Illinois, O'Hare International
Airport Revenue Bond, Series 2018 (No
Opt. Call)
4.572% 1/01/54 43,991
40 Commonwealth Financing Authority,
Pennsylvania, Revenue Bonds, Taxable
Series 2021A (No Opt. Call)
2.991% 6/01/42 30,861
6 Commonwealth Financing Authority,
Pennsylvania, State Appropriation Lease
Bonds, Plancon Program, Taxable Series
2018A (No Opt. Call)
3.864% 6/01/38 5,486
10 Cook County, Illinois, General Obligation
Bonds, Build America Taxable Bonds,
Series 2010D (No Opt. Call)
6.229% 11/15/34 10,670
40 Dallas Area Rapid Transit, Texas, Sales Tax
Revenue Bonds, Taxable Refunding Senior
Lien Series 2021A (Optional Call: 12/31 at
100.00)
2.613% 12/01/48 27,264
20 Dallas Fort Worth International Airport,
Texas,  Joint Revenue Bonds, Taxable
Improvement Series 2022A (No Opt. Call)
4.087% 11/01/51 17,477
20 Dallas Fort Worth International Airport,
Texas,  Joint Revenue Bonds, Taxable
Improvement Series 2022A (Optional Call:
11/32 at 100.00)
4.507% 11/01/51 18,681
40 Dallas-Fort Worth International Airport,
Texas, Joint Revenue Bonds, Taxable
Refunding Series 2021C (Optional Call:
11/31 at 100.00)
2.843% 11/01/46 29,890
1 Dormitory Authority of the State of New
York, State Personal Income Tax Revenue
Bonds, General Purpose, Series 2021C (No
Opt. Call)
2.202% 3/15/34 803
40 Grand Parkway Transportation Corporation,
Texas, System Toll Revenue Bonds, Taxable
Refunding Subordinate Lien Series 2020B.
Tela Supported (Optional Call: 4/30 at
100.00)
3.236% 10/01/52 29,809
126 Illinois State, General Obligation Bonds,
Pension Funding Series 2003 (No Opt. Call)
5.100% 6/01/33 125,277

Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 40 Kansas Development Finance Authority,
Kansas, Revenue Bonds, State of Kansas
KPERS Projects, Taxable Series 2021K (No
Opt. Call)
2.774% 5/01/51 $ 28,242
30 Los Angeles Community College District,
California, General Obligation Bonds, Build
America Taxable Bonds, Series 2010 (No
Opt. Call)
6.750% 8/01/49 37,290
5 Los Angeles Department of Water and
Power, California, Waterworks Revenue
Bonds, Taxable Build America Bond Series
2009C (No Opt. Call)
6.008% 7/01/39 5,357
36 Los Angeles Unified School District, Los
Angeles County, California, General
Obligation Bonds, Build America Taxable
Bonds, Series 2009KRY (No Opt. Call)
5.750% 7/01/34 38,347
49 Massachusetts State, General Obligation
Bonds, Taxable Refunding Series
2019D2021 2021 (No Opt. Call)
2.663% 9/01/39 39,788
11 Michigan Finance Authority, Hospital
Revenue Bonds, Trinity Health Credit
Group, Taxable Refunding Series 2019-T
(No Opt. Call)
3.384% 12/01/40 8,991
21 Missouri Health and Educational Facilities
Authority, Revenue Bonds, Washington
University, Series 2016B (No Opt. Call)
3.086% 9/15/51 15,191
36 Municipal Electric Authority of Georgia,
Plant Vogtle Units 3 & 4 Project J Bonds,
Taxable Build America Bonds Series 2010A
(No Opt. Call)
6.637% 4/01/57 40,860
45 New Jersey Turnpike Authority, Revenue
Bonds, Build America Taxable Bonds,
Series 2010A (No Opt. Call)
7.102% 1/01/41 54,545
1 New York City Municipal Water Finance
Authority, New York, Water and Sewer
System Revenue Bonds, Second
Generation Resolution, Build America
Taxable Bonds, Fiscal 2011 Series AA (No
Opt. Call)
5.440% 6/15/43 1,053
15 New York City Transitional Finance
Authority, New York, Future Tax Secured
Bonds, Build America Taxable Bonds,
Series 2010B-1 (No Opt. Call)
5.572% 11/01/38 15,666
32 New York State Thruway Authority, General
Revenue Bonds, Taxable Series 2019M (No
Opt. Call)
2.900% 1/01/35 27,520
50 North Texas Tollway Authority, System
Revenue Bonds, Refunding First Tier
Taxable Series 2021A (Optional Call: 1/31
at 100.00)
3.011% 1/01/43 38,260
10 Ohio State University, General Receipts
Bonds, Build America Taxable Bond Series
2010C (No Opt. Call)
4.910% 6/01/40 9,965
100 Port Authority of New York and New
Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Fifth Series 2021
(Optional Call: 7/31 at 100.00)
3.175% 7/15/60 67,684
39 Province of British Columbia Canada (No
Opt. Call)
1.300% 1/29/31 32,296
75 Sales Tax Securitization Corporation,
Illinois, Series 2021 (No Opt. Call)
3.238% 1/01/42 60,429

Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
38
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 7 Texas State, General Obligation Bonds,
Transportation Commission, Build America
Taxable Bonds, Series 2010A (No Opt. Call)
4.631% 4/01/33 $ 7,031
90 Texas Transportation Commission,
General Obligation Bonds, Mobility Fund,
Refunding Series 2020 (Optional Call:
10/30 at 100.00)
2.472% 10/01/44 63,648
93 The Rector and Visitors of the University
of Virginia, General Revenue Bonds,
Taxable Pledge and Refunding Series 2020
(Optional Call: 3/50 at 100.00)
2.256% 9/01/50 57,852
32 Tucson, Arizona, Certificates of
Participation, Taxable Series 2021A (No
Opt. Call)
2.856% 7/01/47 23,826
Total Municipal Bonds 1,368,334
Sovereign Debt - 4.9%
8 Chile Government International Bond 2.550% 7/27/33 6,587
5 Chile Government International Bond 3.500% 1/31/34 4,412
1 Chile Government International Bond 3.625% 10/30/42 791
102 Chile Government International Bond 3.500% 1/25/50 75,207
13 Chile Government International Bond 4.000% 1/31/52 10,364
13 Chile Government International Bond 3.250% 9/21/71 8,322
9 Colombia Government International Bond 4.125% 2/22/42 6,088
13 Colombia Government International Bond 5.000% 6/15/45 9,463
19 Colombia Government International Bond 5.200% 5/15/49 14,022
13 Colombia Government International Bond 4.125% 5/15/51 8,171
13 Colombia Government International Bond 3.875% 2/15/61 7,629
1 Hungary Government International Bond 7.625% 3/29/41 1,150
1 Indonesia Government International Bond 4.350% 1/11/48 870
1 Indonesia Government International Bond 5.350% 2/11/49 1,004
213 Indonesia Government International Bond 4.300% 3/31/52 183,013
15 Indonesia Government International Bond 3.350% 3/12/71 10,021
20 Inter-American Development Bank 4.375% 1/24/44 19,419
28 Israel Government International Bond 4.500% 1/30/43 24,169
200 Israel Government International Bond 4.125% 1/17/48 156,467
11 Korea International Bond 3.875% 9/20/48 9,494
80 Mexico Government International Bond 4.280% 8/14/41 64,648
200 Mexico Government International Bond 4.750% 3/08/44 168,400
200 Mexico Government International Bond 6.338% 5/04/53 199,361
98 Panama Government International Bond 4.500% 5/15/47 66,155
130 Panama Government International Bond 3.870% 7/23/60 73,020
1 Peruvian Government International Bond 1.862% 12/01/32 772
13 Peruvian Government International Bond 3.000% 1/15/34 10,839
113 Peruvian Government International Bond 3.300% 3/11/41 85,775
17 Peruvian Government International Bond 3.550% 3/10/51 12,422
5 Peruvian Government International Bond 2.780% 12/01/60 2,961
1 Peruvian Government International Bond 3.600% 1/15/72 675
16 Peruvian Government International Bond 3.230% 7/28/21 9,464
10 Philippine Government International Bond 5.000% 1/13/37 9,972
59 Philippine Government International Bond 3.700% 3/01/41 48,572
200 Philippine Government International Bond 3.200% 7/06/46 145,148
36 Republic of Italy Government International
Bond
5.375% 6/15/33 35,979
60 Republic of Italy Government International
Bond
4.000% 10/17/49 44,383
100 Republic of Poland Government
International Bond
5.500% 4/04/53 100,913
17 Uruguay Government International Bond 5.100% 6/18/50 16,521

Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 90 Uruguay Government International Bond 4.975% 4/20/55 $ 84,856
Total Sovereign Debt 1,737,499
Total Government Related
(cost $4,119,162) 3,350,592
Total Long-Term Investments
(cost $37,276,730) 34,995,913
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
658,451 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 658,451
Total Investments Purchased with Collateral from Securities Lending
(cost $658,451) 658,451
Total Investments (cost $37,935,181 ) - 99.5% 35,654,364
Other Assets & Liabilities, Net - 0.5% 169,817
Net Assets - 100% $ 35,824,181
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $638,948.
(c) Principal Amount (000) rounds to less than $1,000.
(d) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
(NUSA)
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.7%
X –
U.S. TREASURY - 58.0%
$ 800
United States Treasury Note/Bond
3.875% 3/31/25 $ 793,344
100
United States Treasury Note/Bond
3.875% 4/30/25 99,180
100
United States Treasury Note/Bond
0.250% 5/31/25 94,543
800
United States Treasury Note/Bond
4.250% 5/31/25 797,250
500
United States Treasury Note/Bond
4.625% 6/30/25 501,172
650
United States Treasury Note/Bond
0.250% 7/31/25 611,051
950
United States Treasury Note/Bond
4.750% 7/31/25 954,453
450
United States Treasury Note/Bond
4.875% 11/30/25 454,676
200
United States Treasury Note/Bond
0.375% 12/31/25 185,953
200
United States Treasury Note/Bond
4.250% 12/31/25 200,016
250
United States Treasury Note/Bond
3.875% 1/15/26 248,320
800
United States Treasury Note/Bond
4.000% 2/15/26 796,687
300
United States Treasury Note/Bond
0.750% 4/30/26 278,379
50
United States Treasury Note/Bond
0.875% 6/30/26 46,359
100
United States Treasury Note/Bond
1.125% 10/31/26 92,492
100
United States Treasury Note/Bond
1.250% 12/31/26 92,535
900
United States Treasury Note/Bond
1.875% 2/28/27 845,191
300
United States Treasury Note/Bond
2.500% 3/31/27 286,969
850
United States Treasury Note/Bond
2.750% 4/30/27 818,490
850
United States Treasury Note/Bond
2.625% 5/31/27 814,572
150
United States Treasury Note/Bond
3.250% 6/30/27 146,648
250
United States Treasury Note/Bond
2.750% 7/31/27 240,215
150
United States Treasury Note/Bond
3.125% 8/31/27 145,881
500
United States Treasury Note/Bond
4.125% 10/31/27 503,125
500
United States Treasury Note/Bond
3.875% 11/30/27 498,809
100
United States Treasury Note/Bond
3.875% 12/31/27 99,805
500
United States Treasury Note/Bond
3.500% 1/31/28 492,246
300
United States Treasury Note/Bond
4.000% 2/29/28 300,855
700
United States Treasury Note/Bond
3.625% 3/31/28 692,344
700
United States Treasury Note/Bond
3.500% 4/30/28 688,762
400
United States Treasury Note/Bond
3.625% 5/31/28 395,625
200
United States Treasury Note/Bond
4.000% 6/30/28 200,805
75
United States Treasury Note/Bond
4.125% 7/31/28 75,712
300
United States Treasury Note/Bond
4.625% 9/30/28 309,258
250
United States Treasury Note/Bond
4.375% 11/30/28 255,488
400
United States Treasury Note/Bond
3.750% 12/31/28 397,719
300
United States Treasury Note/Bond
4.000% 1/31/29 301,805
Total U.S. Treasury
(cost $14,892,404) 14,756,734
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 23.4%
Financials - 10.6%
$ 60 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.875% 1/23/28 57,071
10 Aflac Inc 1.125% 3/15/26 9,245
20 Air Lease Corp 2.875% 1/15/26 19,092

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 20 Ally Financial Inc 7.100% 11/15/27 $ 21,032
50 American Express Co 5.850% 11/05/27 52,155
60 Banco Santander SA 1.722% 9/14/27 54,418
30 Bank of America Corp 4.827% 7/22/26 29,841
121 Bank of America Corp 1.734% 7/22/27 111,529
100 Bank of America Corp 4.376% 4/27/28 98,044
50 Bank of Montreal 5.717% 9/25/28 51,893
50 Bank of New York Mellon Corp/The 0.750% 1/28/26 46,360
60 Bank of Nova Scotia/The 1.350% 6/24/26 55,430
80 Barclays PLC 2.279% 11/24/27 73,605
11 Boston Properties LP 2.750% 10/01/26 10,254
20 Brixmor Operating Partnership LP 3.900% 3/15/27 19,216
20 Camden Property Trust 5.850% 11/03/26 20,603
10 Canadian Imperial Bank of Commerce 3.300% 4/07/25 9,794
20 Canadian Imperial Bank of Commerce 3.945% 8/04/25 19,729
13 Capital One Financial Corp 2.636% 3/03/26 12,571
24 Capital One Financial Corp 7.149% 10/29/27 25,011
14 Capital One Financial Corp 3.800% 1/31/28 13,375
20 Centene Corp 4.250% 12/15/27 19,226
20 Charles Schwab Corp/The 1.150% 5/13/26 18,405
17 Charles Schwab Corp/The 2.450% 3/03/27 15,873
10 Charles Schwab Corp/The 5.643% 5/19/29 10,232
10 Chubb INA Holdings Inc 3.150% 3/15/25 9,805
56 Citigroup Inc 3.290% 3/17/26 54,734
100 Citigroup Inc 4.658% 5/24/28 99,343
20 Citizens Financial Group Inc 2.850% 7/27/26 18,775
30 Cooperatieve Rabobank UA 4.375% 8/04/25 29,532
50 Deutsche Bank AG/New York NY 2.129% 11/24/26 47,073
30 Digital Realty Trust LP 3.700% 8/15/27 29,016
20 Elevance Health Inc 3.650% 12/01/27 19,275
10 Equitable Holdings Inc 4.350% 4/20/28 9,729
30 Fifth Third Bancorp 1.707% 11/01/27 27,177
20 GATX Corp 3.250% 9/15/26 19,195
100 Goldman Sachs Group Inc/The 4.482% 8/23/28 98,520
14 Goldman Sachs Group Inc/The 6.484% 10/24/29 14,865
20 Healthpeak OP LLC 3.250% 7/15/26 19,257
132 HSBC Holdings PLC 4.755% 6/09/28 130,264
10 Humana Inc 5.750% 12/01/28 10,362
10 Huntington Bancshares Inc/OH 4.000% 5/15/25 9,845
30 ING Groep NV 1.726% 4/01/27 27,865
170 JPMorgan Chase & Co 2.947% 2/24/28 160,438
48 JPMorgan Chase & Co 4.851% 7/25/28 47,935
30 Kimco Realty OP LLC 3.800% 4/01/27 28,956
10 (b) Lincoln National Corp 3.625% 12/12/26 9,657
50 Lloyds Banking Group PLC 4.582% 12/10/25 49,186
20 M&T Bank Corp 7.413% 10/30/29 21,548
10 Manulife Financial Corp 4.150% 3/04/26 9,838
40 Mizuho Financial Group Inc 2.651% 5/22/26 38,641
2 Morgan Stanley 2.630% 2/18/26 1,944
90 Morgan Stanley 4.679% 7/17/26 89,393
83 Morgan Stanley 5.164% 4/20/29 83,544
40 Nasdaq Inc 5.350% 6/28/28 41,022
30 NatWest Group PLC 4.800% 4/05/26 29,827
5 ORIX Corp 5.000% 9/13/27 5,063
10 PNC Financial Services Group Inc/The 1.150% 8/13/26 9,141
30 PNC Financial Services Group Inc/The 6.615% 10/20/27 31,184
10 Progressive Corp/The 2.500% 3/15/27 9,422
10 Radian Group Inc 4.500% 10/01/24 9,901
50 Royal Bank of Canada 1.200% 4/27/26 46,275
30 Santander Holdings USA Inc 2.490% 1/06/28 27,427

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
42
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 30 Santander UK Group Holdings PLC 1.673% 6/14/27 $ 27,416
10 SITE Centers Corp 4.700% 6/01/27 9,934
30 State Street Corp 5.820% 11/04/28 31,091
78 Sumitomo Mitsui Financial Group Inc 3.784% 3/09/26 76,236
10 Synchrony Financial 4.875% 6/13/25 9,860
10 Toronto-Dominion Bank/The 1.200% 6/03/26 9,218
40 Toronto-Dominion Bank/The 1.250% 9/10/26 36,637
10 Truist Financial Corp 4.260% 7/28/26 9,854
40 Truist Financial Corp 7.161% 10/30/29 43,199
30 UBS Group AG 4.550% 4/17/26 29,678
50 US Bancorp 3.100% 4/27/26 47,952
20 Ventas Realty LP 3.850% 4/01/27 19,267
50 Westpac Banking Corp 2.894% 2/04/30 48,505
10 Willis North America Inc 4.650% 6/15/27 9,922
Total Financials 2,707,747
Industrial - 11.3%
30 3M Co 2.250% 9/19/26 28,090
10 Alibaba Group Holding Ltd 3.400% 12/06/27 9,513
20 Amcor Finance USA Inc 3.625% 4/28/26 19,355
50 American Honda Finance Corp 5.250% 7/07/26 50,889
40 American Tower Corp 3.650% 3/15/27 38,623
60 Amgen Inc 3.200% 11/02/27 57,293
30 Astrazeneca Finance LLC 1.200% 5/28/26 27,806
50 AT&T Inc 1.700% 3/25/26 46,850
20 AutoZone Inc 5.050% 7/15/26 20,093
10 Baxter International Inc 2.600% 8/15/26 9,465
30 Bristol-Myers Squibb Co 3.200% 6/15/26 29,094
40 Broadcom Corp / Broadcom Cayman
Finance Ltd
3.875% 1/15/27 38,963
20 Canadian Pacific Railway Co 1.750% 12/02/26 18,504
20 Carrier Global Corp, 144A 5.800% 11/30/25 20,288
47 Caterpillar Financial Services Corp 0.800% 11/13/25 44,025
20 Celanese US Holdings LLC 6.165% 7/15/27 20,487
30 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
6.150% 11/10/26 30,645
50 Cigna Group/The 1.250% 3/15/26 46,286
30 CNH Industrial Capital LLC 1.450% 7/15/26 27,629
70 Comcast Corp 3.300% 4/01/27 67,470
20 Conagra Brands Inc 5.300% 10/01/26 20,220
30 Crown Castle Inc 2.900% 3/15/27 28,133
6 Dell International LLC / EMC Corp 6.020% 6/15/26 6,130
30 Dell International LLC / EMC Corp 5.250% 2/01/28 30,648
10 Discovery Communications LLC 3.950% 3/20/28 9,554
10 Dollar General Corp 4.625% 11/01/27 9,937
10 DXC Technology Co 1.800% 9/15/26 9,153
20 eBay Inc 1.400% 5/10/26 18,537
50 Enbridge Inc 8.250% 1/15/84 51,754
10 Equinix Inc 1.450% 5/15/26 9,276
10 Equinix Inc 1.800% 7/15/27 9,071
30 Fidelity National Information Services Inc 1.650% 3/01/28 26,856
30 Fiserv Inc 5.450% 3/02/28 30,778
20 Fortive Corp 3.150% 6/15/26 19,218
20 General Mills Inc 4.200% 4/17/28 19,706
50 General Motors Financial Co Inc 5.400% 4/06/26 50,318
50 General Motors Financial Co Inc 5.800% 1/07/29 51,330
30 Gilead Sciences Inc 2.950% 3/01/27 28,622
10 Global Payments Inc 4.950% 8/15/27 10,033
50 HCA Inc 3.125% 3/15/27 47,536

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 31 Home Depot Inc/The 2.125% 9/15/26 $ 29,245
10 Home Depot Inc/The 4.900% 4/15/29 10,239
20 HP Inc 1.450% 6/17/26 18,433
10 Illumina Inc 5.750% 12/13/27 10,232
60 Intel Corp 2.600% 5/19/26 57,500
60 International Business Machines Corp 3.300% 5/15/26 58,284
10 IQVIA Inc, 144A 6.250% 2/01/29 10,407
10 Jabil Inc 4.250% 5/15/27 9,787
30 John Deere Capital Corp 0.700% 1/15/26 27,912
43 John Deere Capital Corp 4.950% 7/14/28 43,947
30 (b) Johnson & Johnson 0.550% 9/01/25 28,229
10 Kellanova 3.400% 11/15/27 9,602
10 Kinder Morgan Inc 1.750% 11/15/26 9,207
30 Kinder Morgan Inc 4.300% 3/01/28 29,401
20 Kraft Heinz Foods Co 3.000% 6/01/26 19,212
10 Kyndryl Holdings Inc 2.050% 10/15/26 9,160
10 Laboratory Corp of America Holdings 3.600% 9/01/27 9,643
10 Lennox International Inc 1.700% 8/01/27 9,061
30 Lowe's Cos Inc 4.800% 4/01/26 30,035
10 Marathon Petroleum Corp 5.125% 12/15/26 10,075
20 Mastercard Inc 4.875% 3/09/28 20,560
10 McKesson Corp 1.300% 8/15/26 9,202
70 Microsoft Corp 2.400% 8/08/26 66,751
10 Mondelez International Inc 2.625% 3/17/27 9,444
15 Moody's Corp 3.750% 3/24/25 14,802
10 Motorola Solutions Inc 4.600% 2/23/28 9,953
30 MPLX LP 4.125% 3/01/27 29,392
20 MPLX LP 4.250% 12/01/27 19,590
10 National Fuel Gas Co 5.200% 7/15/25 9,955
10 Nokia Oyj 4.375% 6/12/27 9,623
16 ONEOK Inc 5.550% 11/01/26 16,270
90 Oracle Corp 2.800% 4/01/27 84,909
20 PACCAR Financial Corp 5.050% 8/10/26 20,279
20 Parker-Hannifin Corp 4.250% 9/15/27 19,784
20 PayPal Holdings Inc 3.900% 6/01/27 19,640
30 PepsiCo Inc 5.125% 11/10/26 30,560
10 PepsiCo Inc 2.625% 3/19/27 9,494
50 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 49,772
20 Phillips 66 Co 3.750% 3/01/28 19,285
30 Procter & Gamble Co/The 1.900% 2/01/27 28,067
20 Regal Rexnord Corp, 144A 6.050% 4/15/28 20,293
10 Republic Services Inc 2.900% 7/01/26 9,611
20 Rogers Communications Inc 3.200% 3/15/27 19,117
20 Roper Technologies Inc 1.400% 9/15/27 17,873
11 Ryder System Inc 2.850% 3/01/27 10,379
50 Ryder System Inc 6.300% 12/01/28 52,997
20 S&P Global Inc 2.450% 3/01/27 18,826
50 Sabine Pass Liquefaction LLC 5.000% 3/15/27 50,130
20 Sherwin-Williams Co/The 3.450% 6/01/27 19,289
20 Shire Acquisitions Investments Ireland DAC 3.200% 9/23/26 19,247
20 Stanley Black & Decker Inc 2.300% 2/24/25 19,389
20 Starbucks Corp 3.500% 3/01/28 19,237
10 Sysco Corp 3.250% 7/15/27 9,545
20 Target Corp 2.250% 4/15/25 19,419
10 Thermo Fisher Scientific Inc 5.000% 1/31/29 10,231
80 Toyota Motor Corp 5.275% 7/13/26 81,366
10 Toyota Motor Credit Corp 4.450% 5/18/26 9,982
50 Toyota Motor Credit Corp 4.650% 1/05/29 50,207
12 TransCanada PipeLines Ltd 4.250% 5/15/28 11,714
20 Unilever Capital Corp 4.875% 9/08/28 20,478

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
44
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 30 Verizon Communications Inc 3.000% 3/22/27 $ 28,526
40 Verizon Communications Inc 2.100% 3/22/28 36,169
30 Visa Inc 3.150% 12/14/25 29,309
20 VMware LLC 1.400% 8/15/26 18,306
10 VMware LLC 3.900% 8/21/27 9,674
40 Walt Disney Co/The 1.750% 1/13/26 37,881
30 Warnermedia Holdings Inc 3.755% 3/15/27 28,819
20 Waste Management Inc 3.150% 11/15/27 19,128
10 Western Union Co/The 1.350% 3/15/26 9,234
80 Weyerhaeuser Co 4.750% 5/15/26 79,589
10 Zimmer Biomet Holdings Inc 5.350% 12/01/28 10,296
Total Industrial 2,871,382
Utility - 1.5%
26 American Electric Power Co Inc 5.750% 11/01/27 26,807
8 American Water Capital Corp 2.950% 9/01/27 7,559
10 Atmos Energy Corp 3.000% 6/15/27 9,525
15 Avangrid Inc 3.150% 12/01/24 14,675
12 Berkshire Hathaway Energy Co 4.050% 4/15/25 11,882
10 CenterPoint Energy Inc 2.500% 9/01/24 9,825
10 CMS Energy Corp 3.000% 5/15/26 9,576
11 DTE Energy Co 1.050% 6/01/25 10,416
10 (b) Enel Americas SA 4.000% 10/25/26 9,695
10 Evergy Kansas Central Inc 2.550% 7/01/26 9,507
29 Eversource Energy 2.900% 3/01/27 27,339
27 Exelon Corp 3.400% 4/15/26 26,191
10 Fortis Inc/Canada 3.055% 10/04/26 9,515
10 Interstate Power and Light Co 3.250% 12/01/24 9,829
10 Louisville Gas and Electric Co 3.300% 10/01/25 9,770
40 National Rural Utilities Cooperative Finance
Corp
3.450% 6/15/25 39,232
16 NiSource Inc 0.950% 8/15/25 15,033
9 Oncor Electric Delivery Co LLC 2.950% 4/01/25 8,800
20 Public Service Electric and Gas Co 2.250% 9/15/26 18,874
28 Sempra 5.400% 8/01/26 28,337
36 Southern California Edison Co 4.900% 6/01/26 36,118
20 WEC Energy Group Inc 5.000% 9/27/25 20,001
Total Utility 368,506
Total Corporate Debt
(cost $5,965,074) 5,947,635
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 11.5%
$ 20
BA Credit Card Trust 2021 A1
0.440% 9/15/26 19,788
50
BANK 2021-BNK34
1.935% 6/15/63 46,130
100
Benchmark 2021-B29 Mortgage Trust
2.024% 9/15/54 91,446
100
CarMax Auto Owner Trust 2023 4
6.000% 7/17/28 102,710
100 Citigroup Commercial Mortgage Trust
2016-GC37
3.314% 4/10/49 95,537
120
COMM 2014-LC17 Mortgage Trust
3.648% 10/10/47 118,869
42
Fannie Mae Pool FN MA3392
3.500% 6/01/33 41,122
73
Fannie Mae Pool FN MA3798
3.000% 10/01/34 69,169
20
Fannie Mae Pool FN MA3828
3.000% 11/01/34 19,012
22
Fannie Mae Pool FN MA3897
3.000% 1/01/35 20,826
124
Fannie Mae Pool FN MA3985
3.000% 4/01/35 116,877
252
Fannie Mae Pool FN MA4075
2.500% 7/01/35 234,014

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 283
Fannie Mae Pool FN MA4206
2.000% 12/01/35 $ 255,832
113
Fannie Mae Pool FN MA4417
1.500% 9/01/36 99,060
209
Fannie Mae Pool FN MA4469
1.500% 11/01/36 183,200
109
Fannie Mae Pool FN MA4470
2.000% 11/01/36 98,419
163
Fannie Mae Pool FN MA4567 2022 2022
2.000% 3/01/37 146,685
83
Fannie Mae Pool FN MA4583
2.500% 4/01/37 76,081
127
Fannie Mae Pool FN MA4602
2.000% 5/01/37 113,735
91
Fannie Mae Pool FN MA4990
4.500% 4/01/38 90,088
94
Fannie Mae Pool FN MA5023
4.000% 5/01/38 91,964
45
Fannie Mae Pool FN MA5093
5.000% 7/01/38 44,598
76
Freddie Mac Gold Pool FG G18642
3.500% 4/01/32 74,320
200 Freddie Mac Multifamily Structured Pass
Through Certificates 2015 K046
3.205% 3/25/25 196,018
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 101,605
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 47,506
55 SoFi Professional Loan Program 2020-C
Trust , 144A
1.950% 2/15/46 49,937
50 Toyota Auto Receivables 2021-B Owner
Trust
0.530% 10/15/26 47,459
90
Verizon Master Trust 2021 1
0.500% 5/20/27 88,603
54 Wells Fargo Commercial Mortgage Trust
2016-C32
3.324% 1/15/59 53,333
100 Wells Fargo Commercial Mortgage Trust
2018-C44
3.948% 5/15/51 95,734
Total Securitized
(cost $3,024,327) 2,929,677
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 5.8%
Government Agency - 2.8%
$ 60 Export Development Canada 4.375% 6/29/26 60,205
100 Federal National Mortgage Association 0.625% 4/22/25 95,317
10 Japan Bank for International Cooperation 0.625% 7/15/25 9,419
130 Japan Bank for International Cooperation 4.250% 4/27/26 129,246
80 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 77,231
37 Kreditanstalt fuer Wiederaufbau 0.625% 1/22/26 34,451
135 Kreditanstalt fuer Wiederaufbau 3.625% 4/01/26 133,264
70 Landwirtschaftliche Rentenbank 1.750% 7/27/26 65,944
10 Oesterreichische Kontrollbank AG 2.875% 5/23/25 9,776
50 Oesterreichische Kontrollbank AG 0.500% 2/02/26 46,337
17 Svensk Exportkredit AB 0.625% 5/14/25 16,144
36 Svensk Exportkredit AB 4.375% 2/13/26 35,955
Total Government Agency 713,289
Municipal Bonds - 0.3% (c)
18 Province of British Columbia Canada (No
Opt. Call)
4.800% 11/15/28 18,447
50 Province of Ontario Canada (No Opt. Call) 4.200% 1/18/29 49,968
Total Municipal Bonds 68,415
Sovereign Debt - 2.7%
40 African Development Bank 0.875% 7/22/26 36,889
20 Asian Development Bank 4.250% 1/09/26 19,978
130 Asian Development Bank 1.000% 4/14/26 121,144

Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
46
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 50 Canada Government International Bond 3.750% 4/26/28 $ 49,526
30 European Bank for Reconstruction &
Development
0.500% 5/19/25 28,441
20 European Investment Bank 2.750% 8/15/25 19,491
110 European Investment Bank 2.375% 5/24/27 104,351
100 Inter-American Development Bank 4.500% 5/15/26 100,555
130 International Bank for Reconstruction &
Development
2.500% 7/29/25 126,252
50 International Bank for Reconstruction &
Development
4.625% 8/01/28 51,246
22 International Finance Corp 3.625% 9/15/25 21,712
8 International Finance Corp 4.500% 7/13/28 8,157
Total Sovereign Debt 687,742
Total Government Related
(cost $1,461,599) 1,469,446
Total Long-Term Investments
(cost $25,343,404) 25,103,492
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
42,478 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 42,478
Total Investments Purchased with Collateral from Securities Lending
(cost $42,478) 42,478
Total Investments (cost $25,385,882 ) - 98.9% 25,145,970
Other Assets & Liabilities, Net - 1.1% 286,107
Net Assets - 100% $ 25,432,077
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $40,877.
(c) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
S&P Standard & Poor's
See Notes to Financial Statements

Nuveen ESG High Yield Corporate Bond ETF
(NUHY)
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 97.6%
X –
CORPORATE DEBT - 97.6%
Financials - 8.6%
$ 200 Ally Financial Inc 6.700% 2/14/33 $ 200,769
100 Apollo Commercial Real Estate Finance Inc,
144A
4.625% 6/15/29 83,757
20 Bread Financial Holdings Inc, 144A 7.000% 1/15/26 20,172
150 Bread Financial Holdings Inc, 144A 9.750% 3/15/29 149,818
110 Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL,
144A
5.750% 5/15/26 106,192
400 Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL,
144A
4.500% 4/01/27 354,148
100 Coinbase Global Inc, 144A 3.375% 10/01/28 81,960
100 Coinbase Global Inc, 144A 3.625% 10/01/31 74,999
30 Compass Group Diversified Holdings LLC,
144A
5.250% 4/15/29 28,567
9 Diversified Healthcare Trust 4.375% 3/01/31 6,796
170 Global Atlantic Fin Co, 144A 4.700% 10/15/51 151,348
100 goeasy Ltd, 144A 9.250% 12/01/28 106,222
170 HAT Holdings I LLC / HAT Holdings II LLC,
144A
3.375% 6/15/26 157,982
40 HAT Holdings I LLC / HAT Holdings II LLC,
144A
8.000% 6/15/27 41,425
160 Howard Hughes Corp/The, 144A 5.375% 8/01/28 153,282
140 Howard Hughes Corp/The, 144A 4.375% 2/01/31 121,185
200 Intesa Sanpaolo SpA, 144A 4.198% 6/01/32 165,625
250 Kennedy-Wilson Inc 4.750% 3/01/29 209,300
350 Kennedy-Wilson Inc 4.750% 2/01/30 284,238
150 Kennedy-Wilson Inc 5.000% 3/01/31 119,625
100 Liberty Mutual Group Inc, 144A 4.125% 12/15/51 87,641
110 MGIC Investment Corp 5.250% 8/15/28 107,138
50 Molina Healthcare Inc, 144A 4.375% 6/15/28 46,869
100 Molina Healthcare Inc, 144A 3.875% 11/15/30 87,653
70 Molina Healthcare Inc, 144A 3.875% 5/15/32 59,917
400 MPT Operating Partnership LP / MPT
Finance Corp
4.625% 8/01/29 270,465
100 Nationstar Mortgage Holdings Inc, 144A 5.500% 8/15/28 94,964
100 Nationstar Mortgage Holdings Inc, 144A 5.750% 11/15/31 92,172
467 OneMain Finance Corp 6.625% 1/15/28 465,365
150 OneMain Finance Corp 4.000% 9/15/30 127,032
100 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
7.500% 6/01/25 100,250
450 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
5.875% 10/01/28 437,625
200 Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance Co-
Issuer, 144A
4.875% 5/15/29 183,250
80 PennyMac Financial Services Inc, 144A 5.375% 10/15/25 78,897
100 PennyMac Financial Services Inc, 144A 7.875% 12/15/29 102,995
275 PennyMac Financial Services Inc, 144A 5.750% 9/15/31 254,700
260 PROG Holdings Inc, 144A 6.000% 11/15/29 237,447
530 RHP Hotel Properties LP / RHP Finance
Corp
4.750% 10/15/27 508,771
560 RHP Hotel Properties LP / RHP Finance
Corp, 144A
4.500% 2/15/29 520,582

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
48
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
2.875% 10/15/26 $ 91,757
300 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
3.625% 3/01/29 266,657
300 Rocket Mortgage LLC / Quicken Loans Co-
Issuer Inc, 144A
3.875% 3/01/31 262,143
100 SLM Corp 4.200% 10/29/25 97,202
151 SLM Corp 3.125% 11/02/26 141,384
110 Starwood Property Trust Inc, 144A 4.375% 1/15/27 101,835
150 Synchrony Financial 7.250% 2/02/33 149,914
260 UniCredit SpA, 144A 5.459% 6/30/35 243,833
300 Western Alliance Bancorp 3.000% 6/15/31 267,000
370 XHR LP, 144A 6.375% 8/15/25 370,122
460 XHR LP, 144A 4.875% 6/01/29 424,263
Total Financials 8,897,253
Industrial - 88.4%
302 1011778 BC ULC / New Red Finance Inc,
144A
3.875% 1/15/28 284,208
300 1011778 BC ULC / New Red Finance Inc,
144A
4.375% 1/15/28 285,339
800 1011778 BC ULC / New Red Finance Inc,
144A
3.500% 2/15/29 732,021
850 1011778 BC ULC / New Red Finance Inc,
144A
4.000% 10/15/30 759,721
200 180 Medical Inc, 144A 3.875% 10/15/29 178,768
100 ACCO Brands Corp, 144A 4.250% 3/15/29 90,668
260 AdaptHealth LLC, 144A 4.625% 8/01/29 204,114
300 AdaptHealth LLC, 144A 5.125% 3/01/30 234,585
200 Air Canada, 144A 3.875% 8/15/26 190,216
100 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
3.250% 3/15/26 94,989
500 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
4.625% 1/15/27 485,031
250 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
5.875% 2/15/28 249,694
150 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
6.500% 2/15/28 151,628
350 Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC, 144A
4.875% 2/15/30 334,508
110 Allegiant Travel Co, 144A 7.250% 8/15/27 107,525
150 Allison Transmission Inc, 144A 5.875% 6/01/29 149,074
100 Allison Transmission Inc, 144A 3.750% 1/30/31 87,461
300 (b) AMC Entertainment Holdings Inc, 144A 7.500% 2/15/29 191,999
100 American Airlines Group Inc, 144A 3.750% 3/01/25 97,437
400 (b) American Airlines Inc, 144A 7.250% 2/15/28 405,424
510 American Airlines Inc, 144A 8.500% 5/15/29 540,607
300 American Airlines Inc/AAdvantage Loyalty
IP Ltd2022 1, 144A
5.750% 4/20/29 294,609
380 American Axle & Manufacturing Inc 5.000% 10/01/29 332,668
150 AmeriGas Partners LP / AmeriGas Finance
Corp, 144A
9.375% 6/01/28 154,216
100 AMN Healthcare Inc, 144A 4.625% 10/01/27 95,320
100 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
7.875% 5/15/26 102,321
150 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
5.750% 1/15/28 147,245
100 Antero Midstream Partners LP / Antero
Midstream Finance Corp, 144A
5.375% 6/15/29 96,009
312 Anywhere Real Estate Group LLC /
Anywhere Co-Issuer Corp, 144A
7.000% 4/15/30 281,970

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 APX Group Inc, 144A 6.750% 2/15/27 $ 99,997
670 APX Group Inc, 144A 5.750% 7/15/29 636,295
120 Archrock Partners LP / Archrock Partners
Finance Corp, 144A
6.875% 4/01/27 120,300
740 Archrock Partners LP / Archrock Partners
Finance Corp, 144A
6.250% 4/01/28 731,727
80 Ardagh Metal Packaging Finance USA LLC
/ Ardagh Metal Packaging Finance PLC,
144A
4.000% 9/01/29 64,838
100 (b) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 92,129
260 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 234,989
120 ASGN Inc, 144A 4.625% 5/15/28 113,492
410 Aston Martin Capital Holdings Ltd, 144A 10.500% 11/30/25 414,111
230 Avantor Funding Inc, 144A 4.625% 7/15/28 218,969
100 Avantor Funding Inc, 144A 3.875% 11/01/29 90,769
120 Avient Corp, 144A 5.750% 5/15/25 119,528
100 Avis Budget Car Rental LLC / Avis Budget
Finance Inc, 144A
4.750% 4/01/28 92,129
330 Avis Budget Car Rental LLC / Avis Budget
Finance Inc, 144A
5.375% 3/01/29 305,535
150 Axalta Coating Systems Dutch Holding B
BV, 144A
7.250% 2/15/31 156,240
160 Axalta Coating Systems LLC, 144A 3.375% 2/15/29 142,182
190 Axalta Coating Systems LLC / Axalta
Coating Systems Dutch Holding B BV, 144A
4.750% 6/15/27 182,896
250 (b) B&G Foods Inc 5.250% 9/15/27 225,488
150 B&G Foods Inc, 144A 8.000% 9/15/28 156,358
220 Ball Corp 2.875% 8/15/30 187,503
200 Ball Corp 3.125% 9/15/31 169,346
230 (b) Bath & Body Works Inc, 144A 6.625% 10/01/30 233,025
100 Bausch Health Cos Inc, 144A 4.875% 6/01/28 56,543
720 Bausch Health Cos Inc, 144A 11.000% 9/30/28 489,816
53 Bombardier Inc, 144A 7.875% 4/15/27 52,932
200 Brookfield Residential Properties Inc /
Brookfield Residential US LLC, 144A
6.250% 9/15/27 194,146
200 Brookfield Residential Properties Inc /
Brookfield Residential US LLC, 144A
4.875% 2/15/30 177,360
60 Builders FirstSource Inc, 144A 5.000% 3/01/30 57,595
371 Builders FirstSource Inc, 144A 4.250% 2/01/32 331,765
260 (b) Cable One Inc, 144A 4.000% 11/15/30 209,300
100 Camelot Return Merger Sub Inc 8.750% 8/01/28 102,517
170 Camelot US Acquisition LLC, 144A 4.500% 11/01/26 163,909
30 Carnival Corp, 144A 9.875% 8/01/27 31,481
500 Catalent Pharma Solutions Inc, 144A 5.000% 7/15/27 481,057
300 Catalent Pharma Solutions Inc, 144A 3.500% 4/01/30 263,643
400 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
5.375% 6/01/29 371,914
550 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.750% 3/01/30 488,734
510 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.500% 8/15/30 443,527
610 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.250% 2/01/31 515,783
320 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.750% 2/01/32 274,483
600 CCO Holdings LLC / CCO Holdings Capital
Corp
4.500% 5/01/32 500,556
200 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.500% 6/01/33 164,039
200 CCO Holdings LLC / CCO Holdings Capital
Corp, 144A
4.250% 1/15/34 159,020

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
50
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium
Op, 144A
5.500% 5/01/25 $ 99,805
200 Central Parent Inc / CDK Global Inc, 144A 7.250% 6/15/29 203,776
250 Century Communities Inc, 144A 3.875% 8/15/29 224,938
210 CGG SA, 144A 8.750% 4/01/27 185,033
360 Charles River Laboratories International Inc,
144A
3.750% 3/15/29 327,410
250 Charles River Laboratories International Inc,
144A
4.000% 3/15/31 222,182
200 Chart Industries Inc, 144A 7.500% 1/01/30 205,304
200 Chart Industries Inc, 144A 9.500% 1/01/31 213,305
710 Chemours Co/The, 144A 5.750% 11/15/28 669,669
420 Chemours Co/The, 144A 4.625% 11/15/29 364,808
800 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 739,027
250 CHS/Community Health Systems Inc, 144A 8.000% 12/15/27 246,195
800 CHS/Community Health Systems Inc, 144A 6.000% 1/15/29 722,824
200 CHS/Community Health Systems Inc, 144A 5.250% 5/15/30 165,585
350 (b) Cinemark USA Inc, 144A 5.250% 7/15/28 322,875
100 Clarios Global LP / Clarios US Finance Co,
144A
6.250% 5/15/26 99,180
100 Clarios Global LP / Clarios US Finance Co,
144A
8.500% 5/15/27 99,726
450 Clarios Global LP / Clarios US Finance Co,
144A
6.750% 5/15/28 455,971
118 Clarivate Science Holdings Corp, 144A 3.875% 7/01/28 108,738
370 (b) Clarivate Science Holdings Corp, 144A 4.875% 7/01/29 345,410
310 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 291,955
640 (b) Clear Channel Outdoor Holdings Inc, 144A 7.750% 4/15/28 554,846
200 Clear Channel Outdoor Holdings Inc, 144A 9.000% 9/15/28 207,914
410 Clear Channel Outdoor Holdings Inc, 144A 7.500% 6/01/29 338,758
100 Cogent Communications Group Inc, 144A 3.500% 5/01/26 95,415
450 Coherent Corp, 144A 5.000% 12/15/29 421,344
262 Commscope Inc, 144A 6.000% 3/01/26 226,939
400 Commscope Inc, 144A 8.250% 3/01/27 175,316
700 Connect Finco SARL / Connect US Finco
LLC, 144A
6.750% 10/01/26 684,133
260 Consensus Cloud Solutions Inc, 144A 6.500% 10/15/28 233,518
350 Consolidated Communications Inc, 144A 6.500% 10/01/28 301,000
300 Covanta Holding Corp, 144A 4.875% 12/01/29 259,107
362 Crowdstrike Holdings Inc 3.000% 2/15/29 323,531
130 Darling Ingredients Inc, 144A 5.250% 4/15/27 127,739
480 DaVita Inc, 144A 4.625% 6/01/30 424,691
480 DaVita Inc, 144A 3.750% 2/15/31 395,707
100 Delta Air Lines Inc 7.375% 1/15/26 103,533
700 Directv Financing LLC / Directv Financing
Co-Obligor Inc, 144A
5.875% 8/15/27 665,483
200 Domtar Corp, 144A 6.750% 10/01/28 183,553
100 DT Midstream Inc, 144A 4.125% 6/15/29 91,875
141 DT Midstream Inc, 144A 4.375% 6/15/31 126,304
150 Dycom Industries Inc, 144A 4.500% 4/15/29 139,886
210 Edgewell Personal Care Co, 144A 5.500% 6/01/28 205,552
50 Edgewell Personal Care Co, 144A 4.125% 4/01/29 45,066
350 Elanco Animal Health Inc 6.650% 8/28/28 355,250
150 Elastic NV, 144A 4.125% 7/15/29 136,094
300 Element Solutions Inc, 144A 3.875% 9/01/28 274,065
150 Encompass Health Corp 4.500% 2/01/28 143,280
210 Encompass Health Corp 4.750% 2/01/30 196,952
150 Enerflex Ltd, 144A 9.000% 10/15/27 150,786
240 Energizer Holdings Inc, 144A 4.750% 6/15/28 223,320
250 Energizer Holdings Inc, 144A 4.375% 3/31/29 226,303

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 150 EnLink Midstream LLC, 144A 5.625% 1/15/28 $ 148,262
200 Entegris Inc, 144A 5.950% 6/15/30 197,555
350 EQM Midstream Partners LP, 144A 6.500% 7/01/27 354,271
12 EQM Midstream Partners LP, 144A 7.500% 6/01/30 12,870
100 Fair Isaac Corp, 144A 4.000% 6/15/28 93,126
550 Frontier Communications Holdings LLC,
144A
5.875% 10/15/27 529,007
500 Frontier Communications Holdings LLC,
144A
5.000% 5/01/28 461,438
650 Frontier Communications Holdings LLC,
144A
8.750% 5/15/30 665,855
1,050 Frontier Communications Holdings LLC,
144A
8.625% 3/15/31 1,065,460
215 Gap Inc/The, 144A 3.625% 10/01/29 184,138
440 (b) Gates Global LLC / Gates Corp, 144A 6.250% 1/15/26 440,044
150 Gen Digital Inc, 144A 6.750% 9/30/27 152,276
150 (b) Gen Digital Inc, 144A 7.125% 9/30/30 155,608
100 Glatfelter Corp, 144A 4.750% 11/15/29 72,250
200 Go Daddy Operating Co LLC / GD Finance
Co Inc, 144A
5.250% 12/01/27 196,360
530 (b) Goodyear Tire & Rubber Co/The 5.000% 7/15/29 497,431
200 (b) Goodyear Tire & Rubber Co/The 5.250% 7/15/31 182,046
850 Gray Escrow Inc, 144A 5.375% 11/15/31 665,280
600 Gray Television Inc, 144A 4.750% 10/15/30 469,520
180 Griffon Corp 5.750% 3/01/28 176,400
200 (b) Grifols SA, 144A 4.750% 10/15/28 172,012
200 GrubHub Holdings Inc, 144A 5.500% 7/01/27 174,500
300 H&E Equipment Services Inc, 144A 3.875% 12/15/28 272,398
850 Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd, 144A
5.750% 1/20/26 799,765
200 HealthEquity Inc, 144A 4.500% 10/01/29 186,730
95 Heartland Dental LLC / Heartland Dental
Finance Corp, 144A
10.500% 4/30/28 99,044
100 Herbalife Nutrition Ltd / HLF Financing Inc,
144A
7.875% 9/01/25 99,257
410 Herc Holdings Inc, 144A 5.500% 7/15/27 402,591
350 Hertz Corp/The, 144A 4.625% 12/01/26 314,783
730 Hertz Corp/The, 144A 5.000% 12/01/29 576,906
210 Hilton Domestic Operating Co Inc, 144A 5.750% 5/01/28 210,256
200 Hilton Domestic Operating Co Inc, 144A 3.750% 5/01/29 183,538
60 Hilton Domestic Operating Co Inc 4.875% 1/15/30 57,829
400 Hilton Domestic Operating Co Inc, 144A 4.000% 5/01/31 359,523
100 Hilton Domestic Operating Co Inc, 144A 3.625% 2/15/32 85,848
310 Hilton Grand Vacations Borrower Escrow
LLC / Hilton Grand Vacations Borrower Esc,
144A
5.000% 6/01/29 286,448
208 Hilton Grand Vacations Borrower Escrow
LLC / Hilton Grand Vacations Borrower Esc,
144A
4.875% 7/01/31 184,455
100 Hilton Grand Vacations Borrower Escrow
LLC / Hilton Grand Vacations Borrower Esc,
144A
6.625% 1/15/32 100,211
100 HLF Financing Sarl LLC / Herbalife
International Inc, 144A
4.875% 6/01/29 78,125
170 Hologic Inc, 144A 3.250% 2/15/29 152,862
150 iHeartCommunications Inc 6.375% 5/01/26 128,828
154 iHeartCommunications Inc, 144A 5.250% 8/15/27 119,482
150 iHeartCommunications Inc, 144A 4.750% 1/15/28 112,125
120 Ingevity Corp, 144A 3.875% 11/01/28 105,725
1,500 Intelsat Jackson Holdings SA, 144A 6.500% 3/15/30 1,416,894
200 IQVIA Inc, 144A 5.000% 5/15/27 195,467

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
52
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 120 Iron Mountain Inc, 144A 5.250% 3/15/28 $ 116,377
100 Iron Mountain Inc, 144A 5.000% 7/15/28 95,668
390 Iron Mountain Inc, 144A 4.875% 9/15/29 364,438
111 Iron Mountain Inc, 144A 5.250% 7/15/30 104,696
160 Iron Mountain Information Management
Services Inc, 144A
5.000% 7/15/32 144,298
320 ITT Holdings LLC, 144A 6.500% 8/01/29 279,907
300 Jaguar Land Rover Automotive PLC, 144A 5.875% 1/15/28 294,843
200 Jazz Securities DAC, 144A 4.375% 1/15/29 184,477
150 Kinetik Holdings LP, 144A 5.875% 6/15/30 147,338
10 Lamar Media Corp 4.000% 2/15/30 9,151
150 Lamb Weston Holdings Inc, 144A 4.875% 5/15/28 145,979
150 Level 3 Financing Inc, 144A 3.400% 3/01/27 129,000
851 Level 3 Financing Inc, 144A 10.500% 5/15/30 846,745
300 Lions Gate Capital Holdings LLC, 144A 5.500% 4/15/29 228,112
60 Lithia Motors Inc, 144A 3.875% 6/01/29 53,850
300 Lithia Motors Inc, 144A 4.375% 1/15/31 268,997
100 Lumen Technologies Inc, 144A 4.000% 2/15/27 52,126
33 Macy's Retail Holdings LLC, 144A 5.875% 4/01/29 32,010
460 (b) Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 413,531
150 Masonite International Corp, 144A 5.375% 2/01/28 146,260
140 McGraw-Hill Education Inc, 144A 8.000% 8/01/29 129,850
220 Mercer International Inc 5.125% 2/01/29 188,875
74 Methanex Corp 5.125% 10/15/27 71,385
150 Methanex Corp 5.250% 12/15/29 143,282
130 Michaels Cos Inc/The, 144A 5.250% 5/01/28 102,111
100 MicroStrategy Inc, 144A 6.125% 6/15/28 95,405
200 ModivCare Inc, 144A 5.875% 11/15/25 197,514
200 MoneyGram International, Inc. 9.000% 6/01/30 197,400
123 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 109,163
50 Murphy Oil USA Inc 4.750% 9/15/29 47,360
100 Murphy Oil USA Inc, 144A 3.750% 2/15/31 86,256
720 NCL Corp Ltd, 144A 5.875% 3/15/26 702,050
500 NCL Corp Ltd, 144A 5.875% 2/15/27 492,598
500 NCL Corp Ltd, 144A 8.375% 2/01/28 524,949
500 NCL Corp Ltd, 144A 8.125% 1/15/29 524,841
410 (b) NCL Corp Ltd, 144A 7.750% 2/15/29 413,975
831 NCR Corp, 144A 5.000% 10/01/28 783,440
500 NCR Corp, 144A 5.125% 4/15/29 467,813
200 New Fortress Energy Inc, 144A 6.750% 9/15/25 197,610
300 New Fortress Energy Inc, 144A 6.500% 9/30/26 290,648
100 Newell Brands Inc 4.875% 6/01/25 98,103
350 Nexstar Media Inc, 144A 5.625% 7/15/27 340,867
288 Nexstar Media Inc, 144A 4.750% 11/01/28 263,796
81 Nordstrom Inc 4.375% 4/01/30 70,282
250 NuStar Logistics LP 5.750% 10/01/25 249,375
150 NuStar Logistics LP 6.000% 6/01/26 149,655
150 NuStar Logistics LP 6.375% 10/01/30 150,750
60 ON Semiconductor Corp, 144A 3.875% 9/01/28 54,829
200 Open Text Corp, 144A 3.875% 2/15/28 185,770
200 Open Text Holdings Inc, 144A 4.125% 12/01/31 177,614
310 Option Care Health Inc, 144A 4.375% 10/31/29 282,894
700 Organon & Co / Organon Foreign Debt
Co-Issuer BV, 144A
4.125% 4/30/28 640,465
1,010 Organon & Co / Organon Foreign Debt
Co-Issuer BV, 144A
5.125% 4/30/31 867,718
200
(b)
Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
5.000% 8/15/27 191,441
510 Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
4.250% 1/15/29 454,568

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 Outfront Media Capital LLC / Outfront
Media Capital Corp, 144A
4.625% 3/15/30 $ 88,506
280 (b) Owens & Minor Inc, 144A 4.500% 3/31/29 245,720
200 Owens-Brockway Glass Container Inc,
144A
6.625% 5/13/27 199,140
300 Owens-Brockway Glass Container Inc,
144A
7.250% 5/15/31 301,521
20 Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC, 144A
4.375% 9/30/28 18,660
200 Paramount Global 6.375% 3/30/62 178,613
120 Parkland Corp, 144A 5.875% 7/15/27 119,059
100 Parkland Corp/Canada, 144A 4.625% 5/01/30 92,132
200 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 195,474
200 PBF Holding Co LLC / PBF Finance Corp,
144A
7.875% 9/15/30 207,164
391 Performance Food Group Inc, 144A 5.500% 10/15/27 381,342
185 Performance Food Group Inc, 144A 4.250% 8/01/29 169,522
100 PGT Innovations Inc, 144A 4.375% 10/01/29 100,740
100 Post Holdings Inc, 144A 5.625% 1/15/28 98,410
150 Post Holdings Inc, 144A 5.500% 12/15/29 144,992
600 Post Holdings Inc, 144A 4.625% 4/15/30 551,789
450 Post Holdings Inc, 144A 4.500% 9/15/31 404,211
120 Prestige Brands Inc, 144A 3.750% 4/01/31 104,061
200 Prime Security Services Borrower LLC /
Prime Finance Inc, 144A
5.750% 4/15/26 199,906
550 Prime Security Services Borrower LLC /
Prime Finance Inc, 144A
6.250% 1/15/28 545,044
300 Primo Water Holdings Inc, 144A 4.375% 4/30/29 273,121
100 PTC Inc, 144A 3.625% 2/15/25 98,165
100 PTC Inc, 144A 4.000% 2/15/28 94,375
201 Rakuten Group Inc, 144A 5.125% N/A (c) 163,842
355 Rakuten Group Inc, 144A 6.250% N/A (c) 238,560
100 RB Global Inc, 144A 6.750% 3/15/28 102,007
200 RB Global Inc, 144A 7.750% 3/15/31 210,764
20 Realogy Group LLC / Realogy Co-Issuer
Corp, 144A
5.750% 1/15/29 14,855
50 ROBLOX Corp, 144A 3.875% 5/01/30 43,926
210 Rogers Communications Inc, 144A 5.250% 3/15/82 199,987
200 Royal Caribbean Cruises Ltd, 144A 5.500% 8/31/26 197,973
200 Royal Caribbean Cruises Ltd, 144A 5.375% 7/15/27 196,802
7 SABRE GLBL INC, 144A 8.625% 6/01/27 6,545
420 SBA Communications Corp 3.875% 2/15/27 400,815
260 Seagate HDD Cayman 4.091% 6/01/29 239,627
8 Seagate HDD Cayman 9.625% 12/01/32 8,961
100 Sealed Air Corp, 144A 6.125% 2/01/28 100,354
580 (b) SeaWorld Parks & Entertainment Inc, 144A 5.250% 8/15/29 540,166
940 Select Medical Corp, 144A 6.250% 8/15/26 939,749
220 Sensata Technologies BV, 144A 4.000% 4/15/29 201,424
100 Sensata Technologies Inc, 144A 3.750% 2/15/31 86,808
183 Service Corp International/US 5.125% 6/01/29 178,654
200 Service Corp International/US 4.000% 5/15/31 178,022
300 Sinclair Television Group Inc, 144A 4.125% 12/01/30 231,750
135 Sirius XM Radio Inc, 144A 3.125% 9/01/26 126,008
310 Sirius XM Radio Inc, 144A 5.000% 8/01/27 297,981
92 Sirius XM Radio Inc, 144A 4.000% 7/15/28 83,546
360 Sirius XM Radio Inc, 144A 5.500% 7/01/29 342,000
300 Sirius XM Radio Inc, 144A 4.125% 7/01/30 262,500
240 Sirius XM Radio Inc, 144A 3.875% 9/01/31 200,088
350 Six Flags Entertainment Corp 7.250% 5/15/31 357,000
390 Sotheby's, 144A 7.375% 10/15/27 374,799
350 Spectrum Brands Inc, 144A 3.875% 3/15/31 324,212

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
54
Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 450 Spirit AeroSystems Inc, 144A 9.375% 11/30/29 $ 487,564
100 Spirit AeroSystems Inc, 144A 9.750% 11/15/30 104,956
200 Spirit Loyalty Cayman Ltd / Spirit IP Cayman
Ltd, 144A
8.000% 9/20/25 130,500
150 (b) SPX FLOW Inc, 144A 8.750% 4/01/30 147,710
10 SS&C Technologies Inc, 144A 5.500% 9/30/27 9,816
300 Stagwell Global LLC, 144A 5.625% 8/15/29 274,518
488 Studio City Finance Ltd, 144A 6.000% 7/15/25 481,285
290 Studio City Finance Ltd, 144A 6.500% 1/15/28 268,975
400 Studio City Finance Ltd, 144A 5.000% 1/15/29 341,500
300 Suburban Propane Partners LP/Suburban
Energy Finance Corp, 144A
5.000% 6/01/31 269,643
100 Summit Materials LLC / Summit Materials
Finance Corp, 144A
5.250% 1/15/29 96,845
15 Summit Materials LLC / Summit Materials
Finance Corp, 144A
7.250% 1/15/31 15,584
200 Summit Midstream Holdings LLC / Summit
Midstream Finance Corp, 144A
9.000% 10/15/26 200,020
410 Sunrise FinCo I BV, 144A 4.875% 7/15/31 359,766
100 Sunrise HoldCo IV BV, 144A 5.500% 1/15/28 95,632
130 Superior Plus LP / Superior General Partner
Inc, 144A
4.500% 3/15/29 117,820
211 Taylor Morrison Communities Inc, 144A 5.125% 8/01/30 200,965
100 TEGNA Inc, 144A 4.750% 3/15/26 97,285
190 TEGNA Inc 5.000% 9/15/29 175,480
50 Teleflex Inc, 144A 4.250% 6/01/28 47,434
100 (b) Tempur Sealy International Inc, 144A 4.000% 4/15/29 90,222
200 Tempur Sealy International Inc, 144A 3.875% 10/15/31 168,770
450 Tenneco Inc, 144A 8.000% 11/17/28 392,009
230 Terex Corp, 144A 5.000% 5/15/29 217,350
160 Thor Industries Inc, 144A 4.000% 10/15/29 141,608
40 TopBuild Corp, 144A 4.125% 2/15/32 34,952
10 TransDigm Inc 5.500% 11/15/27 9,729
60 TransDigm Inc 4.875% 5/01/29 56,076
110 Transocean Inc, 144A 11.500% 1/30/27 114,950
100 Travel + Leisure Co, 144A 6.625% 7/31/26 100,994
240 Travel + Leisure Co, 144A 4.500% 12/01/29 218,975
290 TreeHouse Foods Inc 4.000% 9/01/28 258,680
100 Triumph Group, Inc 9.000% 3/15/28 105,515
300 Trivium Packaging Finance BV, 144A 5.500% 8/15/26 292,875
300 Trivium Packaging Finance BV, 144A 8.500% 8/15/27 292,739
310 Tronox Inc, 144A 4.625% 3/15/29 273,701
250 TTM Technologies Inc, 144A 4.000% 3/01/29 225,347
130 Twilio Inc 3.875% 3/15/31 114,599
560 Uber Technologies Inc, 144A 7.500% 9/15/27 572,159
650 Uber Technologies Inc, 144A 6.250% 1/15/28 653,640
570 (b) Uber Technologies Inc, 144A 4.500% 8/15/29 539,528
150 (b) United Natural Foods Inc, 144A 6.750% 10/15/28 126,000
343 United Rentals North America Inc 5.250% 1/15/30 337,013
99 United Rentals North America Inc 4.000% 7/15/30 90,527
400 Uniti Group LP / Uniti Group Finance Inc /
CSL Capital LLC, 144A
10.500% 2/15/28 407,180
700 Uniti Group LP / Uniti Group Finance Inc /
CSL Capital LLC, 144A
4.750% 4/15/28 596,577
24 Univision Communications Inc, 144A 4.500% 5/01/29 21,327
228 US Foods Inc, 144A 4.750% 2/15/29 216,319
100 US Foods Inc, 144A 4.625% 6/01/30 93,208
250 Vail Resorts Inc, 144A 6.250% 5/15/25 250,361
160 Valvoline Inc, 144A 4.250% 2/15/30 158,929
450 Valvoline Inc, 144A 3.625% 6/15/31 384,777
300 Vertiv Group Corp, 144A 4.125% 11/15/28 278,383

Principal
Amount (000) Description (a) Coupon Maturity Value
Industrial (continued)
$ 100 Viasat Inc, 144A 5.625% 4/15/27 $ 93,882
438 Victoria's Secret & Co, 144A 4.625% 7/15/29 370,320
150 (b) Videotron Ltd, 144A 3.625% 6/15/29 136,867
20 Virgin Media Finance PLC, 144A 5.000% 7/15/30 17,862
450 Vodafone Group PLC 7.000% 4/04/79 465,036
250 Vodafone Group PLC 3.250% 6/04/81 232,688
295 Vodafone Group PLC 4.125% 6/04/81 255,898
1,280 VZ Secured Financing BV, 144A 5.000% 1/15/32 1,118,964
700 Weatherford International Ltd, 144A 8.625% 4/30/30 715,235
521 WESCO Distribution Inc, 144A 7.250% 6/15/28 535,172
150 Williams Scotsman Inc, 144A 6.125% 6/15/25 149,625
140 Williams Scotsman Inc, 144A 4.625% 8/15/28 132,521
100 Williams Scotsman Inc, 144A 7.375% 10/01/31 104,745
1,010 Windstream Escrow LLC / Windstream
Escrow Finance Corp, 144A
7.750% 8/15/28 885,532
350 WMG Acquisition Corp, 144A 3.875% 7/15/30 311,938
51 WMG Acquisition Corp, 144A 3.000% 2/15/31 43,223
200 (b) Wolverine World Wide Inc, 144A 4.000% 8/15/29 161,160
140 Wyndham Hotels & Resorts Inc, 144A 4.375% 8/15/28 130,711
310 Xerox Holdings Corp, 144A 5.500% 8/15/28 282,427
150 XPO Inc, 144A 7.125% 2/01/32 152,907
326 Yum! Brands Inc, 144A 4.750% 1/15/30 313,015
100 Yum! Brands Inc 3.625% 3/15/31 88,254
150 Yum! Brands Inc 4.625% 1/31/32 139,142
100 Yum! Brands Inc 5.375% 4/01/32 97,254
990 Ziggo BV, 144A 4.875% 1/15/30 885,168
180 ZipRecruiter Inc, 144A 5.000% 1/15/30 160,330
200 ZoomInfo Technologies LLC/ZoomInfo
Finance Corp, 144A
3.875% 2/01/29 177,702
Total Industrial 91,202,858
Utility - 0.6%
100 Algonquin Power & Utilities Corp 4.750% 1/18/82 86,518
200 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 190,421
110 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 95,352
150 Edison International 8.125% 6/15/53 154,069
10 NextEra Energy Operating Partners LP,
144A
7.250% 1/15/29 10,300
11 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 10,156
Total Utility 546,816
Total Corporate Debt
(cost $103,180,073) 100,646,927
Total Long-Term Investments
(cost $103,180,073) 100,646,927
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.7%
4,888,145 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 4,888,145
Total Investments Purchased with Collateral from Securities Lending
(cost $4,888,145) 4,888,145
Total Investments (cost $108,068,218 ) - 102.3% 105,535,072
Other Assets & Liabilities, Net - (2.3)% (2,364,035)
Net Assets - 100% $ 103,171,037

Nuveen ESG High Yield Corporate Bond ETF (NUHY)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
56
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,675,670.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
Portfolio of Investments January 31, 2024
(Unaudited)
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 98.8%
X –
U.S. TREASURY - 40.4%
$ 600
United States Treasury Note/Bond
4.625% 2/28/25 $ 599,602
1,200
United States Treasury Note/Bond
3.875% 3/31/25 1,190,016
1,500
United States Treasury Note/Bond
0.250% 5/31/25 1,418,145
2,000
United States Treasury Note/Bond
4.250% 5/31/25 1,993,125
400
United States Treasury Note/Bond
4.625% 6/30/25 400,937
900
United States Treasury Note/Bond
4.750% 7/31/25 904,219
950
United States Treasury Note/Bond
0.250% 8/31/25 890,514
3,900
United States Treasury Note/Bond
0.250% 9/30/25 3,646,805
900
United States Treasury Note/Bond
5.000% 9/30/25 909,281
800
United States Treasury Note/Bond
0.250% 10/31/25 745,875
900
United States Treasury Note/Bond
5.000% 10/31/25 910,230
1,820
United States Treasury Note/Bond
0.375% 11/30/25 1,696,297
500
United States Treasury Note/Bond
4.875% 11/30/25 505,195
1,300
United States Treasury Note/Bond
0.375% 12/31/25 1,208,695
1,800
United States Treasury Note/Bond
4.250% 12/31/25 1,800,141
3,500
United States Treasury Note/Bond
0.375% 1/31/26 3,244,609
500
United States Treasury Note/Bond
0.500% 2/28/26 463,516
1,900
United States Treasury Note/Bond
0.750% 3/31/26 1,767,965
3,200
United States Treasury Note/Bond
0.750% 4/30/26 2,969,375
700
United States Treasury Note/Bond
0.750% 5/31/26 648,074
1,700
United States Treasury Note/Bond
0.875% 6/30/26 1,576,219
1,100
United States Treasury Note/Bond
0.625% 7/31/26 1,010,539
1,450
United States Treasury Note/Bond
0.750% 8/31/26 1,333,320
2,600
United States Treasury Note/Bond
0.875% 9/30/26 2,395,352
900
United States Treasury Note/Bond
1.125% 10/31/26 832,430
1,600
United States Treasury Note/Bond
1.250% 11/30/26 1,482,375
1,100
United States Treasury Note/Bond
1.250% 12/31/26 1,017,887
1,750
United States Treasury Note/Bond
1.875% 2/28/27 1,643,428
500
United States Treasury Note/Bond
2.500% 3/31/27 478,281
1,250
United States Treasury Note/Bond
2.750% 4/30/27 1,203,662
2,000
United States Treasury Note/Bond
2.625% 5/31/27 1,916,641
900
United States Treasury Note/Bond
0.500% 6/30/27 801,668
2,500
United States Treasury Note/Bond
3.250% 6/30/27 2,444,141
1,000
United States Treasury Note/Bond
2.750% 7/31/27 960,859
2,186
United States Treasury Note/Bond
2.250% 8/15/27 2,064,148
100
United States Treasury Note/Bond
4.125% 9/30/27 100,609
1,600
United States Treasury Note/Bond
4.125% 10/31/27 1,610,000
888
United States Treasury Note/Bond
2.250% 11/15/27 835,865
320
United States Treasury Note/Bond
0.625% 11/30/27 282,750
1,600
United States Treasury Note/Bond
3.875% 11/30/27 1,596,187
3,798
United States Treasury Note/Bond
3.875% 12/31/27 3,790,582
1,500
United States Treasury Note/Bond
3.500% 1/31/28 1,476,738
2,344
United States Treasury Note/Bond
2.750% 2/15/28 2,241,999
1,200
United States Treasury Note/Bond
4.000% 2/29/28 1,203,422
3,200
United States Treasury Note/Bond
3.625% 3/31/28 3,165,000
2,000
United States Treasury Note/Bond
3.500% 4/30/28 1,967,891
1,100
United States Treasury Note/Bond
3.625% 5/31/28 1,087,969

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
58
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,900
United States Treasury Note/Bond
4.000% 6/30/28 $ 1,907,645
2,450
United States Treasury Note/Bond
4.125% 7/31/28 2,473,256
3,700
United States Treasury Note/Bond
4.625% 9/30/28 3,814,180
650
United States Treasury Note/Bond
1.375% 10/31/28 579,693
2,000
United States Treasury Note/Bond
4.875% 10/31/28 2,084,375
2,550
United States Treasury Note/Bond
4.375% 11/30/28 2,605,980
4,750
United States Treasury Note/Bond
3.750% 12/31/28 4,722,910
300
United States Treasury Note/Bond
1.750% 1/31/29 271,137
2,400
United States Treasury Note/Bond
4.000% 1/31/29 2,414,437
1,470
United States Treasury Note/Bond
2.375% 5/15/29 1,364,573
514
United States Treasury Note/Bond
1.625% 8/15/29 457,701
500
United States Treasury Note/Bond
3.875% 12/31/29 498,887
100
United States Treasury Note/Bond
0.625% 5/15/30 81,816
1,000
United States Treasury Note/Bond
1.875% 2/15/32 859,023
3,050
United States Treasury Note/Bond
2.875% 5/15/32 2,820,773
1,150
United States Treasury Note/Bond
2.750% 8/15/32 1,050,588
1,150
United States Treasury Note/Bond
4.125% 11/15/32 1,165,094
700
United States Treasury Note/Bond
3.500% 2/15/33 676,184
800
United States Treasury Note/Bond
3.375% 5/15/33 764,625
1,300
United States Treasury Note/Bond
3.875% 8/15/33 1,292,281
2,450
United States Treasury Note/Bond
4.500% 11/15/33 2,558,336
200
United States Treasury Note/Bond
1.125% 8/15/40 125,680
1,300
United States Treasury Note/Bond
1.875% 2/15/41 920,309
500
United States Treasury Note/Bond
2.250% 5/15/41 375,469
1,050
United States Treasury Note/Bond
1.750% 8/15/41 720,686
198
United States Treasury Note/Bond
2.000% 11/15/41 141,400
1,400
United States Treasury Note/Bond
2.375% 2/15/42 1,059,406
3,900
United States Treasury Note/Bond
3.250% 5/15/42 3,377,004
1,964
United States Treasury Note/Bond
2.750% 8/15/42 1,571,277
500
United States Treasury Note/Bond
3.375% 8/15/42 440,176
135
United States Treasury Note/Bond
2.750% 11/15/42 107,694
498
United States Treasury Note/Bond
4.000% 11/15/42 478,061
600
United States Treasury Note/Bond
3.875% 5/15/43 564,562
950
United States Treasury Note/Bond
4.375% 8/15/43 956,828
2,640
United States Treasury Note/Bond
4.750% 11/15/43 2,794,687
4,221
United States Treasury Note/Bond
2.750% 8/15/47 3,218,842
1,850
United States Treasury Note/Bond
1.250% 5/15/50 963,084
700
United States Treasury Note/Bond
1.375% 8/15/50 376,633
200
United States Treasury Note/Bond
1.625% 11/15/50 115,164
3,800
United States Treasury Note/Bond
1.875% 2/15/51 2,332,250
1,100
United States Treasury Note/Bond
2.375% 5/15/51 761,320
160
United States Treasury Note/Bond
1.875% 11/15/51 97,769
1,300
United States Treasury Note/Bond
2.250% 2/15/52 872,574
1,350
United States Treasury Note/Bond
2.875% 5/15/52 1,042,928
550
United States Treasury Note/Bond
3.000% 8/15/52 436,154
949
United States Treasury Note/Bond
4.000% 11/15/52 911,781
550
United States Treasury Note/Bond
3.625% 2/15/53 493,797
1,210
United States Treasury Note/Bond
3.625% 5/15/53 1,087,298
1,590
United States Treasury Note/Bond
4.125% 8/15/53 1,563,417

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,800
United States Treasury Note/Bond
4.750% 11/15/53 $ 1,965,375
Total U.S. Treasury
(cost $142,943,560) 132,767,697
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SECURITIZED - 27.4%
$ 150 American Express Credit Account Master
Trust 2023 3
5.230% 9/15/28 152,602
50 AmeriCredit Automobile Receivables Trust
2021-2
1.010% 1/19/27 47,030
20
BA Credit Card Trust 2021 A1
0.440% 9/15/26 19,788
50
BA Credit Card Trust 2023 A2
4.980% 11/15/28 50,735
200
Bank 2019-BNK19
2.926% 8/15/61 182,643
100
BANK 2021-BNK34
1.935% 6/15/63 92,260
100
BANK 2021-BNK35
2.067% 6/15/64 88,977
50
Bank5
6.500% 12/15/56 53,278
500
Barclays Commercial Mortgage S
2.690% 2/15/53 466,307
100
Barclays Commercial Mortgage S 2023
C21
6.000% 9/15/56 108,454
100
Barclays Commercial Mortgage S 2023
C22
6.804% 11/15/56 115,038
200
Benchmark 2021-B24 Mortgage Trust
2.264% 3/15/54 167,199
100
Benchmark 2021-B27 Mortgage Trust
2.703% 7/15/54 70,535
100
Benchmark 2021-B28 Mortgage Trust
2.073% 8/15/54 88,236
90
BMARK 2023-V4
6.841% 11/15/56 97,235
100
BMO Mortgage Trust 2023 5C1
7.355% 8/15/56 106,458
100
Capital One Multi-Asset Execution Trust
2022 A2
3.490% 5/15/27 98,211
100
CarMax Auto Owner Trust 2022 1
1.700% 8/16/27 93,917
75
Carvana Auto Receivables Trust 2022-N1 ,
144A
4.130% 12/11/28 73,122
100
Citibank Credit Card Issuance Trust 2023
A1
5.230% 12/08/27 100,966
180 Citigroup Commercial Mortgage Trust
2016-C1
3.209% 5/10/49 171,694
100
CNH Equipment Trust 2023-B
5.600% 2/15/29 102,013
500
COMM 2015-LC19 Mortgage Trust
3.183% 2/10/48 488,844
100
Discover Card Execution Note Trust 2021
A1
0.580% 9/15/26 97,140
20
Exeter Automobile Receivables Trust 2022
1A
2.180% 6/15/26 20,236
208
Fannie Mae Pool FN MA2941
3.500% 3/01/32 202,038
63
Fannie Mae Pool FN MA3392
3.500% 6/01/33 61,367
133
Fannie Mae Pool FN MA3490
4.000% 10/01/33 130,463
50
Fannie Mae Pool FN MA3828
3.000% 11/01/34 47,531
101
Fannie Mae Pool FN MA3865
3.000% 12/01/34 95,621
121
Fannie Mae Pool FN MA3957
3.500% 3/01/35 117,018
550
Fannie Mae Pool FN MA4074
2.000% 7/01/35 495,249
491
Fannie Mae Pool FN MA4123
2.000% 9/01/35 444,566
473
Fannie Mae Pool FN MA4180
2.500% 11/01/35 439,150
482
Fannie Mae Pool FN MA4278
1.500% 3/01/36 424,194
562
Fannie Mae Pool FN MA4298
2.500% 3/01/36 521,631
143
Fannie Mae Pool FN MA4302
1.500% 4/01/36 125,723

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
60
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 63
Fannie Mae Pool FN MA4316 2021 MTGE
2.500% 4/01/36 $ 58,077
162
Fannie Mae Pool FN MA4330
2.500% 5/01/36 149,620
296
Fannie Mae Pool FN MA4359
1.500% 6/01/36 260,074
67
Fannie Mae Pool FN MA4361 2021 MTGE
2.500% 6/01/36 62,093
151
Fannie Mae Pool FN MA4402
1.500% 8/01/36 132,498
278
Fannie Mae Pool FN MA4516
2.000% 1/01/37 249,652
225
Fannie Mae Pool FN MA4535
1.500% 2/01/37 196,826
1,100
Fannie Mae Pool FN MA4536
2.000% 2/01/37 988,388
331
Fannie Mae Pool FN MA4566
1.500% 3/01/37 289,490
215
Fannie Mae Pool FN MA4602
2.000% 5/01/37 193,350
101
Fannie Mae Pool FN MA4604
3.000% 5/01/37 95,100
302
Fannie Mae Pool FN MA4629 2022 1
3.000% 6/01/37 284,025
94
Fannie Mae Pool FN MA5042
4.500% 6/01/38 93,106
111
Fannie Mae Pool FN MA3890
3.000% 1/01/40 102,022
709
Fannie Mae Pool FN MA4268
2.000% 2/01/41 607,501
119
Fannie Mae Pool FN MA4310
1.500% 4/01/41 97,574
545
Fannie Mae Pool FN MA4334
2.500% 5/01/41 473,605
82
Fannie Mae Pool FN MA4364
2.000% 6/01/41 70,462
76
Fannie Mae Pool FN MA4366
2.500% 6/01/41 67,058
237
Fannie Mae Pool FN MA4387
2.000% 7/01/41 202,292
318
Fannie Mae Pool FN MA4423
2.500% 9/01/41 280,381
778
Fannie Mae Pool FN MA3143
3.000% 9/01/47 693,416
290
Fannie Mae Pool FN MA3120
3.500% 9/01/47 268,622
50
Fannie Mae Pool FN MA3182
3.500% 11/01/47 46,353
167
Fannie Mae Pool FN MA3358
4.500% 5/01/48 162,699
2,272
Fannie Mae Pool FN FM5665
3.500% 8/01/48 2,101,129
94
Fannie Mae Pool FN MA3536
4.000% 12/01/48 90,035
162
Fannie Mae Pool FN MA3574
3.500% 1/01/49 149,552
1,505
Fannie Mae Pool FN FM5488
4.000% 5/01/49 1,443,398
946
Fannie Mae Pool FN MA3774
3.000% 9/01/49 839,265
640
Fannie Mae Pool FN MA3905
3.000% 1/01/50 566,856
2,006
Fannie Mae Pool FN MA4182
2.000% 11/01/50 1,628,718
1,291
Fannie Mae Pool FN MA4208
2.000% 12/01/50 1,047,848
821
Fannie Mae Pool FN MA4254
1.500% 2/01/51 632,400
889
Fannie Mae Pool FN MA4255
2.000% 2/01/51 720,420
336
Fannie Mae Pool FN MA4304
1.500% 4/01/51 258,817
2,266
Fannie Mae Pool FN MA4305 2021 MTGE
2.000% 4/01/51 1,831,450
87
Fannie Mae Pool FN MA4337
4.000% 4/01/51 82,138
820
Fannie Mae Pool FN MA4325
2.000% 5/01/51 662,434
306
Fannie Mae Pool FN MA4327
3.000% 5/01/51 268,324
1,751
Fannie Mae Pool FN MA4355 2021 MTGE
2.000% 6/01/51 1,417,253
600
Fannie Mae Pool FN MA4357
3.000% 6/01/51 526,343
175
Fannie Mae Pool FN MA4377
1.500% 7/01/51 134,235
253
Fannie Mae Pool FN MA4378
2.000% 7/01/51 204,416
442
Fannie Mae Pool FN MA4397
1.500% 8/01/51 340,144
1,319
Fannie Mae Pool FN MA4398
2.000% 8/01/51 1,066,424
957
Fannie Mae Pool FN MA4437 2021
MA4437
2.000% 10/01/51 774,042
320
Fannie Mae Pool FN MA4439
3.000% 10/01/51 280,645
712
Fannie Mae Pool FN MA4465
2.000% 11/01/51 575,882
1,592
Fannie Mae Pool FN MA4492
2.000% 12/01/51 1,287,009

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 1,429
Fannie Mae Pool FN MA4511 2021 2021
2.000% 12/01/51 $ 1,154,513
7,017
Fannie Mae Pool FN MA4493
2.500% 12/01/51 5,918,731
832
Fannie Mae Pool FN MA4512
2.500% 1/01/52 701,695
458
Fannie Mae Pool FN MA4513 2021 2021
3.000% 1/01/52 403,523
1,398
Fannie Mae Pool FN MA4549
3.000% 2/01/52 1,224,888
1,335
Fannie Mae Pool FN MA4562
2.000% 3/01/52 1,076,426
3,002
Fannie Mae Pool FN MA4563
2.500% 3/01/52 2,530,885
333
Fannie Mae Pool FN MA4564 2022 1
3.000% 3/01/52 291,437
847
Fannie Mae Pool FN MA4565
3.500% 3/01/52 774,623
369
Fannie Mae Pool FN MA4577
2.000% 4/01/52 297,419
2,182
Fannie Mae Pool FN MA4578
2.500% 4/01/52 1,838,622
450
Fannie Mae Pool FN MA4579
3.000% 4/01/52 394,275
621
Fannie Mae Pool FN MA4644 2022 1
4.000% 5/01/52 585,016
275
Fannie Mae Pool FN MA4625 2022 1
3.500% 6/01/52 250,141
892
Fannie Mae Pool FN MA4684 2022 1
4.500% 6/01/52 862,116
388
Fannie Mae Pool FN MA4686
5.000% 6/01/52 383,738
550
Fannie Mae Pool FN MA4653
3.000% 7/01/52 481,602
540
Fannie Mae Pool FN MA4699 2022 1
3.500% 7/01/52 491,615
217
Fannie Mae Pool FN MA4654
3.500% 7/01/52 197,880
322
Fannie Mae Pool FN MA4655
4.000% 7/01/52 302,886
370
Fannie Mae Pool FN MA4700 2022 1
4.000% 7/01/52 348,226
724
Fannie Mae Pool FN MA4656
4.500% 7/01/52 700,203
545
Fannie Mae Pool FN MA4701 2022 1
4.500% 7/01/52 526,748
354
Fannie Mae Pool FN MA4709
5.000% 7/01/52 349,463
981
Fannie Mae Pool FN MA4737 2022 1
5.000% 8/01/52 969,707
972
Fannie Mae Pool FN MA4738
5.500% 8/01/52 977,018
320
Fannie Mae Pool FN MA4731 2022 1
3.500% 9/01/52 291,459
371
Fannie Mae Pool FN MA4732
4.000% 9/01/52 349,184
566
Fannie Mae Pool FN MA4781
3.000% 10/01/52 495,048
474
Fannie Mae Pool FN MA4782
3.500% 10/01/52 431,345
594
Fannie Mae Pool FN MA4783
4.000% 10/01/52 559,676
560
Fannie Mae Pool FN MA4805 2022 1
4.500% 11/01/52 541,382
360
Fannie Mae Pool FN MA4807
5.500% 11/01/52 362,343
605
Fannie Mae Pool FN MA4847
6.000% 11/01/52 615,191
251
Fannie Mae Pool FN MA4852
6.500% 11/01/52 257,235
458
Fannie Mae Pool FN MA4842 2022 1
5.500% 12/01/52 459,767
971
Fannie Mae Pool FN MA4894
6.000% 1/01/53 984,746
685
Fannie Mae Pool FN MA4895
6.500% 1/01/53 700,729
425
Fannie Mae Pool FN MA5027
4.000% 5/01/53 399,812
289
Fannie Mae Pool FN MA5008
4.500% 5/01/53 279,080
390
Fannie Mae Pool FN MA5009
5.000% 5/01/53 384,722
270
Fannie Mae Pool FN MA5012
6.500% 5/01/53 276,808
198
Fannie Mae Pool FN MA5071
5.000% 7/01/53 195,846
820
Fannie Mae Pool FN MA5106 , (WI/DD)
5.000% 8/01/53 809,520
1,155
Fannie Mae Pool FN MA5165 , (WI/DD)
5.500% 10/01/53 1,158,430
97
Fannie Mae Pool FN MA5166
6.000% 10/01/53 98,106
271
Fannie Mae Pool FN MA5190
5.500% 11/01/53 271,563
96
Fannie Mae Pool FN MA5193
7.000% 11/01/53 98,469
488
Fannie Mae Pool FN MA5216 , (WI/DD)
6.000% 12/01/53 494,303
196
Fannie Mae Pool FN MA5217 , (WI/DD)
6.500% 12/01/53 200,827
284
Fannie Mae Pool FN MA5218
7.000% 12/01/53 293,146

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
62
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 199
Fannie Mae Pool FN MA5247 , (WI/DD)
6.000% 1/01/54 $ 201,774
195
Fannie Mae Pool FN MA5273 , (WI/DD)
6.500% 2/01/54 199,603
182
Fannie Mae-Aces 2018 M7
3.129% 3/25/28 172,977
250
Fannie Mae-Aces 2018 M10
3.469% 7/25/28 240,136
70
Ford Credit Auto Owner Trust 2022-A
1.290% 6/15/26 67,968
783 Freddie Mac Multifamily Structured Pass
Through Certificates 2019 K735
2.862% 5/25/26 754,982
98 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K742
0.861% 6/25/27 91,198
62 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K742
1.760% 3/25/28 56,070
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K743
1.770% 5/25/28 89,946
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K505
4.819% 6/25/28 101,605
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K506
4.650% 8/25/28 101,046
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K507
4.800% 9/25/28 101,652
309 Freddie Mac Multifamily Structured Pass
Through Certificates 2019 K094
2.701% 4/25/29 295,733
95 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K125
1.101% 8/25/30 82,852
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 K753
4.400% 10/25/30 99,700
97 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K127
1.353% 11/25/30 86,649
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 K129
1.647% 5/25/31 82,663
100 Freddie Mac Multifamily Structured Pass
Through Certificates 2023 160
4.500% 8/25/33 100,102
99 Freddie Mac Multifamily Structured Pass
Through Certificates 2021 1520
2.007% 7/25/35 80,904
443
Ginnie Mae II Pool G2 MA3663
3.500% 5/20/46 413,797
56
Ginnie Mae II Pool G2 MA5264
4.000% 6/20/48 53,945
64
Ginnie Mae II Pool G2 MA5398
4.000% 8/20/48 61,604
396
Ginnie Mae II Pool G2 MA6038
3.000% 7/20/49 356,816
185
Ginnie Mae II Pool G2 MA6283
3.000% 11/20/49 166,423
724
Ginnie Mae II Pool G2 MA6338
3.000% 12/20/49 652,053
140
Ginnie Mae II Pool G2 MA6542
3.500% 3/20/50 130,614
73
Ginnie Mae II Pool G2 MA6600
3.500% 4/20/50 67,882
74
Ginnie Mae II Pool G2 MA6820
3.000% 8/20/50 66,214
713
Ginnie Mae II Pool G2 MA6864
2.000% 9/20/50 593,913
639
Ginnie Mae II Pool G2 MA6865
2.500% 9/20/50 554,311
77
Ginnie Mae II Pool G2 MA6931
2.500% 10/20/50 66,891
257
Ginnie Mae II Pool G2 MA6995
2.500% 11/20/50 222,767
455
Ginnie Mae II Pool G2 MA7051 2020
GNMA II
2.000% 12/20/50 379,147
225
Ginnie Mae II Pool G2 MA7054
3.500% 12/20/50 209,415
425
Ginnie Mae II Pool G2 MA7136
2.500% 1/20/51 367,683
485
Ginnie Mae II Pool G2 MA7312 2021 MTGE
2.500% 4/20/51 419,902
537
Ginnie Mae II Pool G2 MA7367
2.500% 5/20/51 465,145
778
Ginnie Mae II Pool G2 MA7472
2.500% 7/20/51 673,182

Principal
Amount (000) Description (a) Coupon Maturity Value
$ 776
Ginnie Mae II Pool G2 MA7704
2.000% 11/20/51 $ 645,676
261
Ginnie Mae II Pool G2 MA7826
2.000% 1/20/52 217,358
172
Ginnie Mae II Pool G2 MA7827
2.500% 1/20/52 148,855
1,442
Ginnie Mae II Pool G2 MA7882
3.000% 2/20/52 1,288,081
213
Ginnie Mae II Pool G2 MA7883
3.500% 2/20/52 196,836
1,503
Ginnie Mae II Pool G2 MA7935
2.000% 3/20/52 1,250,986
223
Ginnie Mae II Pool G2 MA7936
2.500% 3/20/52 192,654
434
Ginnie Mae II Pool G2 MA7937
3.000% 3/20/52 387,647
803
Ginnie Mae II Pool G2 MA7938
3.500% 3/20/52 740,194
209
Ginnie Mae II Pool G2 MA7939
4.000% 3/20/52 198,267
568
Ginnie Mae II Pool G2 MA8042
2.500% 5/20/52 491,367
212
Ginnie Mae II Pool G2 MA8044
3.500% 5/20/52 195,839
450
Ginnie Mae II Pool G2 MA8046
4.500% 5/20/52 438,516
776
Ginnie Mae II Pool G2 MA8100
4.000% 6/20/52 737,319
227
Ginnie Mae II Pool G2 MA8101
4.500% 6/20/52 221,401
446
Ginnie Mae II Pool G2 MA8102
5.000% 6/20/52 443,905
459
Ginnie Mae II Pool G2 MA8151
4.500% 7/20/52 447,514
186
Ginnie Mae II Pool G2 MA8200
4.000% 8/20/52 176,637
185
Ginnie Mae II Pool G2 MA8201
4.500% 8/20/52 180,343
183
Ginnie Mae II Pool G2 MA8202
5.000% 8/20/52 181,684
186
Ginnie Mae II Pool G2 MA8266
3.500% 9/20/52 171,718
206
Ginnie Mae II Pool G2 MA8267 2022 A
4.000% 9/20/52 195,664
180
Ginnie Mae II Pool G2 MA8349
5.500% 10/20/52 180,821
188
Ginnie Mae II Pool G2 MA8428
5.000% 11/20/52 186,703
179
Ginnie Mae II Pool G2 MA8430
6.000% 11/20/52 182,161
266
Ginnie Mae II Pool G2 MA8487
3.500% 12/20/52 245,234
468
Ginnie Mae II Pool G2 MA8491
5.500% 12/20/52 470,873
182
Ginnie Mae II Pool G2 MA8492
6.000% 12/20/52 184,544
465
Ginnie Mae II Pool G2 MA8571
6.000% 1/20/53 471,794
263
Ginnie Mae II Pool G2 MA8572
6.500% 1/20/53 268,509
193
Ginnie Mae II Pool G2 MA8801
5.500% 4/20/53 194,596
194
Ginnie Mae II Pool G2 MA8876
4.000% 5/20/53 184,620
192
Ginnie Mae II Pool G2 MA8881
6.500% 5/20/53 196,490
99
Ginnie Mae II Pool G2 MA9015
4.500% 7/20/53 96,110
297
Ginnie Mae II Pool G2 MA9106
5.500% 8/20/53 298,518
273
Ginnie Mae II Pool G2 MA9170
5.000% 9/20/53 271,052
198
Ginnie Mae II Pool G2 MA9171 , (WI/DD)
5.500% 9/20/53 199,606
99
Ginnie Mae II Pool G2 MA9172
6.000% 9/20/53 100,631
99
Ginnie Mae II Pool G2 MA9244
7.000% 10/20/53 101,997
299
Ginnie Mae II Pool G2 MA9361
5.000% 12/20/53 297,357
195
Ginnie Mae II Pool G2 MA9424 , (WI/DD)
6.000% 1/20/54 198,029
39 GM Financial Consumer Automobile
Receivables Trust 2022-1
1.260% 11/16/26 38,141
200
GS Mortgage Securities Trust 2019-GC38
3.968% 2/10/52 189,372
29 Honda Auto Receivables 2021-2 Owner
Trust
0.330% 8/15/25 28,948
100
Hyundai Auto Receivables Trust 2023 C
5.540% 10/16/28 102,068
50
John Deere Owner Trust 2021 B
0.740% 5/15/28 47,506
25 Mercedes-Benz Auto Receivables Trust
2024-1
4.790% 7/15/31 25,129
100
Morgan Stanley Capital I Trust 2021-L5
1.518% 5/15/54 91,450

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
64
Principal
Amount (000) Description (a) Coupon Maturity Value
$ 7 Santander Drive Auto Receivables Trust
2021-2
0.900% 6/15/26 $ 6,694
100
Synchrony Card Funding LLC 2023 A1
5.540% 7/15/29 101,799
100 Toyota Auto Receivables 2021-B Owner
Trust
0.530% 10/15/26 94,917
90
Verizon Master Trust 2021 1
0.500% 5/20/27 88,602
109 Wells Fargo Commercial Mortgage Trust
2016-C32
3.324% 1/15/59 106,667
300 Wells Fargo Commercial Mortgage Trust
2019-C49
3.760% 3/15/52 287,609
44
World Omni Auto Receivables Trust 2021-B
0.420% 6/15/26 42,732
Total Securitized
(cost $100,617,441) 90,012,067
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE DEBT - 25.8%
Financials - 8.5%
$ 10 Aegon NV 5.500% 4/11/48 9,661
190 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
2.450% 10/29/26 176,228
30 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% 7/21/27 28,546
20 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.875% 1/23/28 19,024
180 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% 1/30/32 154,282
50 Aflac Inc 3.600% 4/01/30 47,051
150 Air Lease Corp 2.875% 1/15/26 143,187
10 Air Lease Corp 4.625% 10/01/28 9,818
20 Air Lease Corp 3.125% 12/01/30 17,417
100 Alexandria Real Estate Equities Inc 3.375% 8/15/31 89,488
100 Alexandria Real Estate Equities Inc 2.950% 3/15/34 82,913
10 (b) Ally Financial Inc 5.800% 5/01/25 10,035
20 Ally Financial Inc 8.000% 11/01/31 22,095
82 Ally Financial Inc 8.000% 11/01/31 90,730
40 American Express Co 2.250% 3/04/25 38,765
100 American Express Co 4.990% 5/01/26 99,907
90 American Express Co 1.650% 11/04/26 83,010
100 American Express Co 5.625% 7/28/34 102,710
120 American International Group Inc 3.400% 6/30/30 110,721
70 Ameriprise Financial Inc 5.700% 12/15/28 73,306
100 Aon Corp / Aon Global Holdings PLC 5.350% 2/28/33 102,209
80 Arthur J Gallagher & Co 3.050% 3/09/52 52,123
42 Assurant Inc 2.650% 1/15/32 34,735
30 Australia & New Zealand Banking Group
Ltd/New York NY
5.375% 7/03/25 30,243
10 Australia & New Zealand Banking Group
Ltd/New York NY
3.700% 11/16/25 9,841
120 AvalonBay Communities Inc 5.300% 12/07/33 123,376
270 Banco Santander SA 4.175% 3/24/28 260,044
100 Bank of America Corp 3.384% 4/02/26 97,748
100 Bank of America Corp 5.080% 1/20/27 100,016
40 Bank of America Corp 1.734% 7/22/27 36,869
300 Bank of America Corp 2.087% 6/14/29 265,892
150 Bank of America Corp 4.271% 7/23/29 145,345
730 Bank of America Corp 3.974% 2/07/30 696,517
200 Bank of America Corp 2.592% 4/29/31 173,191
250 Bank of America Corp 2.651% 3/11/32 212,100

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Bank of America Corp 2.299% 7/21/32 $ 82,098
260 Bank of America Corp 5.872% 9/15/34 272,258
172 Bank of America Corp 3.311% 4/22/42 135,749
200 Bank of America Corp 2.972% 7/21/52 137,670
100 Bank of Montreal 1.500% 1/10/25 96,637
100 Bank of Montreal 2.650% 3/08/27 94,270
50 Bank of Montreal 5.717% 9/25/28 51,893
48 Bank of Montreal 3.803% 12/15/32 44,582
100 Bank of New York Mellon Corp/The 0.850% 10/25/24 96,811
100 Bank of New York Mellon Corp/The 2.800% 5/04/26 96,047
100 Bank of New York Mellon Corp/The 2.050% 1/26/27 93,300
80 Bank of New York Mellon/The 5.148% 5/22/26 80,133
150 Bank of Nova Scotia/The 3.450% 4/11/25 147,113
100 Bank of Nova Scotia/The 1.350% 6/24/26 92,384
310 Barclays PLC 4.836% 5/09/28 301,708
200 Barclays PLC 7.385% 11/02/28 213,763
200 Barclays PLC 6.692% 9/13/34 213,127
40 BlackRock Inc 3.250% 4/30/29 38,035
30 BlackRock Inc 2.400% 4/30/30 26,488
30 BlackRock Inc 1.900% 1/28/31 25,144
162 Boston Properties LP 2.900% 3/15/30 139,202
30 BPCE SA 4.000% 4/15/24 29,898
50 Brixmor Operating Partnership LP 4.125% 6/15/26 48,641
120 Brookfield Finance I UK Plc / Brookfield
Finance Inc
2.340% 1/30/32 97,072
20 Brookfield Finance Inc 3.900% 1/25/28 19,348
50 Brookfield Finance Inc 6.350% 1/05/34 53,589
40 Camden Property Trust 2.800% 5/15/30 35,754
130 Canadian Imperial Bank of Commerce 1.000% 10/18/24 126,103
100 Canadian Imperial Bank of Commerce 6.092% 10/03/33 106,185
200 Capital One Financial Corp 5.468% 2/01/29 200,326
100 Capital One Financial Corp 6.312% 6/08/29 103,090
100 Capital One Financial Corp 7.624% 10/30/31 110,461
100 Capital One Financial Corp 6.051% 2/01/35 101,621
30 Cboe Global Markets Inc 3.000% 3/16/32 26,459
230 Centene Corp 3.375% 2/15/30 205,981
10 Charles Schwab Corp/The 3.200% 3/02/27 9,560
190 Charles Schwab Corp/The 2.000% 3/20/28 169,906
10 Charles Schwab Corp/The 4.000% 2/01/29 9,725
100 Charles Schwab Corp/The 5.643% 5/19/29 102,315
10 Charles Schwab Corp/The 3.250% 5/22/29 9,338
119 Chubb Corp/The 6.000% 5/11/37 132,305
10 Chubb INA Holdings Inc 1.375% 9/15/30 8,241
100 Citigroup Inc 3.290% 3/17/26 97,739
948 Citigroup Inc 3.980% 3/20/30 903,470
100 Citigroup Inc 2.561% 5/01/32 83,738
280 Citigroup Inc 2.520% 11/03/32 231,496
100 Citigroup Inc 6.174% 5/25/34 103,725
10 Citizens Financial Group Inc 2.850% 7/27/26 9,388
100 Citizens Financial Group Inc 2.638% 9/30/32 77,722
100 CME Group Inc 2.650% 3/15/32 87,263
60 CME Group Inc 5.300% 9/15/43 62,270
50 Comerica Inc 5.982% 1/30/30 49,850
250 Commonwealth Bank of Australia/New
York NY
5.499% 9/12/25 252,974
140 (b) Cooperatieve Rabobank UA 3.750% 7/21/26 134,780
100 Corporate Office Properties LP 2.000% 1/15/29 84,018
270 Credit Suisse AG/New York NY 2.950% 4/09/25 262,596
150 Deutsche Bank AG/New York NY 6.819% 11/20/29 157,626
100 Digital Realty Trust LP 5.550% 1/15/28 102,244

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
66
Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 120 Discover Financial Services 6.700% 11/29/32 $ 125,697
20 Elevance Health Inc 3.650% 12/01/27 19,275
100 Elevance Health Inc 2.250% 5/15/30 86,326
50 Elevance Health Inc 5.500% 10/15/32 51,899
100 Elevance Health Inc 4.650% 1/15/43 92,492
10 Elevance Health Inc 3.125% 5/15/50 7,061
110 Elevance Health Inc 4.550% 5/15/52 99,289
20 Equitable Holdings Inc 7.000% 4/01/28 21,362
42 Equitable Holdings Inc 5.000% 4/20/48 39,378
50 Federal Realty OP LP 3.500% 6/01/30 45,761
132 Fifth Third Bancorp 1.707% 11/01/27 119,581
100 Fifth Third Bancorp 6.339% 7/27/29 104,111
50 Fifth Third Bancorp 5.631% 1/29/32 50,470
30 First American Financial Corp 2.400% 8/15/31 23,881
10 Franklin Resources Inc 2.850% 3/30/25 9,762
30 Franklin Resources Inc 1.600% 10/30/30 24,508
50 GATX Corp 4.700% 4/01/29 49,676
30 GATX Corp 3.500% 6/01/32 26,326
10 GATX Corp 6.050% 3/15/34 10,409
200 Goldman Sachs Group Inc/The 1.948% 10/21/27 183,936
300 Goldman Sachs Group Inc/The 3.800% 3/15/30 282,345
652 Goldman Sachs Group Inc/The 2.383% 7/21/32 537,606
200 Goldman Sachs Group Inc/The 2.650% 10/21/32 167,309
100 Goldman Sachs Group Inc/The 6.561% 10/24/34 110,205
80 Hartford Financial Services Group Inc/The 2.900% 9/15/51 53,155
100 Healthpeak OP LLC 2.125% 12/01/28 88,178
50 Healthpeak OP LLC 3.500% 7/15/29 46,605
50 Host Hotels & Resorts LP 4.500% 2/01/26 49,227
10 Host Hotels & Resorts LP 3.375% 12/15/29 8,982
200 HSBC Holdings PLC 7.336% 11/03/26 207,581
200 HSBC Holdings PLC 2.013% 9/22/28 178,755
170 HSBC Holdings PLC 2.206% 8/17/29 148,772
450 HSBC Holdings PLC 2.804% 5/24/32 378,035
200 HSBC Holdings PLC 6.547% 6/20/34 208,414
100 Humana Inc 5.750% 12/01/28 103,625
30 Humana Inc 4.875% 4/01/30 29,950
100 Humana Inc 2.150% 2/03/32 80,976
100 Huntington Bancshares Inc/OH 2.625% 8/06/24 98,358
100 Huntington Bancshares Inc/OH 5.709% 2/02/35 100,715
100 ING Groep NV 3.950% 3/29/27 97,115
70 ING Groep NV 4.050% 4/09/29 67,427
64 (b) Intercontinental Exchange Inc 3.750% 9/21/28 61,870
20 Intercontinental Exchange Inc 1.850% 9/15/32 15,814
100 Intercontinental Exchange Inc 4.600% 3/15/33 98,201
80 Intercontinental Exchange Inc 4.250% 9/21/48 69,719
20 Invesco Finance PLC 3.750% 1/15/26 19,511
100 Invitation Homes Operating Partnership LP 5.450% 8/15/30 100,721
100 JPMorgan Chase & Co 2.595% 2/24/26 97,173
230 JPMorgan Chase & Co 4.080% 4/26/26 226,617
150 JPMorgan Chase & Co 1.470% 9/22/27 136,919
440 JPMorgan Chase & Co 3.702% 5/06/30 415,601
210 JPMorgan Chase & Co 2.739% 10/15/30 186,944
648 JPMorgan Chase & Co 4.493% 3/24/31 632,643
110 JPMorgan Chase & Co 2.545% 11/08/32 92,243
140 JPMorgan Chase & Co 3.157% 4/22/42 108,621
250 JPMorgan Chase & Co 3.328% 4/22/52 183,679
20 KeyBank NA/Cleveland OH 6.950% 2/01/28 20,693
110 KeyCorp 2.250% 4/06/27 99,441
40 Kilroy Realty LP 4.750% 12/15/28 38,502
20 Kilroy Realty LP 2.500% 11/15/32 15,314

Principal
Amount (000) Description (a) Coupon Maturity Value
Financials (continued)
$ 100 Kimco Realty OP LLC 2.250% 12/01/31 $ 81,174
20 Legg Mason Inc 4.750% 3/15/26 19,981
30 Legg Mason Inc 5.625% 1/15/44 30,601
70 Lincoln National Corp 3.050% 1/15/30 62,274
20 Lincoln National Corp 3.400% 3/01/32 17,292
20 (b) Lincoln National Corp 4.375% 6/15/50 15,856
40 Lloyds Banking Group PLC 4.500% 11/04/24 39,536
210 Lloyds Banking Group PLC 2.438% 2/05/26 203,432
90 Lloyds Banking Group PLC 4.550% 8/16/28 88,465
50 LXP Industrial Trust 6.750% 11/15/28 52,243
100 M&T Bank Corp 7.413% 10/30/29 107,738
30 Manulife Financial Corp 5.375% 3/04/46 30,074
10 Marsh & McLennan Cos Inc 3.500% 3/10/25 9,842
120 Marsh & McLennan Cos Inc 2.250% 11/15/30 103,018
40 Marsh & McLennan Cos Inc 4.350% 1/30/47 35,179
10 Marsh & McLennan Cos Inc 4.200% 3/01/48 8,637
210 MetLife Inc 4.875% 11/13/43 204,619
50 Mid-America Apartments LP 5.000% 3/15/34 49,959
200 Mitsubishi UFJ Financial Group Inc 2.757% 9/13/26 189,383
140 Mitsubishi UFJ Financial Group Inc 1.538% 7/20/27 128,766
64 Mitsubishi UFJ Financial Group Inc 3.961% 3/02/28 62,320
200 Mitsubishi UFJ Financial Group Inc 5.441% 2/22/34 205,447
150 Mizuho Financial Group Inc 2.651% 5/22/26 144,905
10 Mizuho Financial Group Inc 3.663% 2/28/27 9,633
50 Mizuho Financial Group Inc 4.254% 9/11/29 48,247
100 Mizuho Financial Group Inc 2.869% 9/13/30 88,663
20 Morgan Stanley 0.790% 5/30/25 19,624
40 Morgan Stanley 4.350% 9/08/26 39,401
90 Morgan Stanley 4.210% 4/20/28 87,906
10 Morgan Stanley 3.591% 7/22/28 9,559
497 Morgan Stanley 3.772% 1/24/29 475,251
100 Morgan Stanley 5.123% 2/01/29 100,365
291 Morgan Stanley 4.431% 1/23/30 283,607
120 Morgan Stanley 3.622% 4/01/31 110,719
200 Morgan Stanley 2.239% 7/21/32 163,980
110 Morgan Stanley 5.424% 7/21/34 111,425
100 Morgan Stanley 6.627% 11/01/34 110,694
100 Morgan Stanley 5.466% 1/18/35 102,050
100 Morgan Stanley 2.484% 9/16/36 79,914
20 Morgan Stanley 4.300% 1/27/45 17,870
110 Nasdaq Inc 5.550% 2/15/34 114,063
100 National Australia Bank Ltd/New York 3.375% 1/14/26 97,592
10 NatWest Group PLC 4.892% 5/18/29 9,821
100 NatWest Group PLC 5.808% 9/13/29 102,343
100 NatWest Group PLC 5.076% 1/27/30 98,831
100 NNN REIT Inc 5.600% 10/15/33 102,283
90 Nomura Holdings Inc 2.648% 1/16/25 87,626
140 Nomura Holdings Inc 2.172% 7/14/28 123,203
42 Northern Trust Corp 3.950% 10/30/25 41,388
20 Northern Trust Corp 3.150% 5/03/29 18,867
30 ORIX Corp 3.700% 7/18/27 29,034
20 ORIX Corp 4.000% 4/13/32 18,896
20 Piedmont Operating Partnership LP 3.150% 8/15/30 15,423
10 PNC Bank NA 3.300% 10/30/24 9,853
10 PNC Bank NA 3.100% 10/25/27 9,414
90 PNC Bank NA 4.050% 7/26/28 86,697
20 PNC Bank NA 2.700% 10/22/29 17,694
124 (b) PNC Financial Services Group Inc/The 3.900% 4/29/24 123,432
100 PNC Financial Services Group Inc/The 5.582% 6/12/29 102,078
100 PNC Financial Services Group Inc/The 6.875% 10/20/34 111,138

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
68
Principal
Amount (000) Description (a) Maturity
Financials (continued)
50 PNC Financial Services Group Inc/The 5.676% 1/22/35 $ 51,310
54 Principal Financial Group Inc 3.700% 5/15/29 50,948
10 Principal Financial Group Inc 2.125% 6/15/30 8,500
34 Progressive Corp/The 3.200% 3/26/30 31,568
40 Progressive Corp/The 3.000% 3/15/32 35,572
40 Progressive Corp/The 4.200% 3/15/48 35,217
91 Prologis LP 3.875% 9/15/28 88,259
50 Prologis LP 2.875% 11/15/29 45,564
10 Prologis LP 4.375% 9/15/48 8,782
100 Prologis LP 5.250% 6/15/53 100,927
50 Prologis LP 5.250% 3/15/54 50,455
31 Prudential Financial Inc 1.500% 3/10/26 28,992
20 Prudential Financial Inc 2.100% 3/10/30 17,505
70 Prudential Financial Inc 3.000% 3/10/40 54,233
20 Prudential Financial Inc 4.500% 9/15/47 18,768
133 Prudential Financial Inc 3.905% 12/07/47 109,349
10 Prudential Financial Inc 3.700% 10/01/50 8,791
30 Prudential Funding Asia PLC 3.625% 3/24/32 27,176
100 Public Storage 5.125% 1/15/29 102,590
50 Regency Centers Corp 5.250% 1/15/34 50,039
10 Regions Financial Corp 1.800% 8/12/28 8,629
20 Regions Financial Corp 7.375% 12/10/37 22,871
30 Reinsurance Group of America Inc 3.950% 9/15/26 29,221
29 Reinsurance Group of America Inc 3.900% 5/15/29 27,563
100 Royal Bank of Canada 3.375% 4/14/25 98,206
100 Royal Bank of Canada 1.200% 4/27/26 92,550
100 Royal Bank of Canada 1.150% 7/14/26 91,804
110 Royal Bank of Canada 5.200% 8/01/28 112,068
100 Santander Holdings USA Inc 2.490% 1/06/28 91,424
200 (b) Simon Property Group LP 5.500% 3/08/33 206,772
100 State Street Corp 1.746% 2/06/26 96,470
10 State Street Corp 4.141% 12/03/29 9,678
100 State Street Corp 2.400% 1/24/30 89,247
60 State Street Corp 6.123% 11/21/34 63,443
50 Sumitomo Mitsui Financial Group Inc 2.632% 7/14/26 47,457
330 Sumitomo Mitsui Financial Group Inc 3.364% 7/12/27 314,892
80 Sumitomo Mitsui Financial Group Inc 3.544% 1/17/28 76,241
160 Sumitomo Mitsui Financial Group Inc 2.750% 1/15/30 141,719
10 (b) Sumitomo Mitsui Financial Group Inc 1.710% 1/12/31 8,050
112 Synchrony Financial 4.875% 6/13/25 110,437
212 Toronto-Dominion Bank/The 1.200% 6/03/26 195,420
100 Toronto-Dominion Bank/The 5.523% 7/17/28 102,844
30 Toronto-Dominion Bank/The 3.625% 9/15/31 28,869
92 Travelers Cos Inc/The 4.600% 8/01/43 88,024
20 Travelers Cos Inc/The 3.750% 5/15/46 16,439
20 Travelers Cos Inc/The 4.000% 5/30/47 17,266
10 Travelers Cos Inc/The 4.050% 3/07/48 8,605
51 Truist Bank 3.625% 9/16/25 49,611
200 Truist Financial Corp 3.700% 6/05/25 196,048
50 Truist Financial Corp 1.887% 6/07/29 43,590
50 Truist Financial Corp 7.161% 10/30/29 53,998
10 Truist Financial Corp 1.950% 6/05/30 8,347
200 UBS AG/London 5.650% 9/11/28 206,725
80 UnitedHealth Group Inc 4.000% 5/15/29 78,052
100 UnitedHealth Group Inc 5.300% 2/15/30 103,725
110 UnitedHealth Group Inc 4.200% 5/15/32 106,527
100 UnitedHealth Group Inc 5.350% 2/15/33 104,625
401 UnitedHealth Group Inc 4.750% 5/15/52 379,815
250 US Bank NA/Cincinnati OH 2.800% 1/27/25 244,453
21 Ventas Realty LP 3.850% 4/01/27 20,231

Principal
Amount (000) Description (a) Maturity
Financials (continued)
20 Ventas Realty LP 4.400% 1/15/29 $ 19,399
10 Ventas Realty LP 3.000% 1/15/30 8,880
54 Ventas Realty LP 4.750% 11/15/30 52,801
19 Voya Financial Inc 4.800% 6/15/46 16,575
40 Voya Financial Inc 4.700% 1/23/48 34,017
118 Welltower OP LLC 4.125% 3/15/29 114,220
10 Welltower OP LLC 2.750% 1/15/31 8,650
110 Westpac Banking Corp 1.953% 11/20/28 97,477
100 Westpac Banking Corp 2.150% 6/03/31 84,082
176 Westpac Banking Corp 4.322% 11/23/31 170,547
10 Willis North America Inc 3.600% 5/15/24 9,936
10 Willis North America Inc 4.500% 9/15/28 9,776
60 Willis North America Inc 2.950% 9/15/29 53,946
10 XL Group Ltd 5.250% 12/15/43 9,619
20 Zions Bancorp NA 3.250% 10/29/29 16,661
Total Financials 27,981,545
Industrial - 14.9%
30 3M Co 3.375% 3/01/29 27,989
78 3M Co 2.375% 8/26/29 68,415
90 3M Co 3.050% 4/15/30 81,167
10 3M Co 3.625% 10/15/47 7,518
20 (b) 3M Co 3.250% 8/26/49 14,373
20 ABB Finance USA Inc 3.800% 4/03/28 19,668
54 Adobe Inc 1.900% 2/01/25 52,404
18 Adobe Inc 2.150% 2/01/27 16,902
60 Agilent Technologies Inc 2.100% 6/04/30 51,495
99 Air Products and Chemicals Inc 1.850% 5/15/27 91,184
10 Air Products and Chemicals Inc 2.050% 5/15/30 8,696
30 Albemarle Corp 4.650% 6/01/27 29,637
230 Alibaba Group Holding Ltd 4.500% 11/28/34 218,045
110 (b) Alphabet Inc 0.800% 8/15/27 98,327
20 Alphabet Inc 1.100% 8/15/30 16,558
50 Alphabet Inc 1.900% 8/15/40 34,197
90 Alphabet Inc 2.250% 8/15/60 53,815
10 Amcor Finance USA Inc 4.500% 5/15/28 9,833
60 Amcor Flexibles North America Inc 2.630% 6/19/30 52,034
210 America Movil SAB de CV 4.700% 7/21/32 205,063
55 American Airlines 2017-1 Class AA Pass
Through Trust2020 A
3.650% 2/15/29 51,086
100 American Honda Finance Corp 1.500% 1/13/25 96,652
100 American Honda Finance Corp 5.850% 10/04/30 106,710
10 American Tower Corp 4.000% 6/01/25 9,846
10 American Tower Corp 3.375% 10/15/26 9,606
40 American Tower Corp 1.500% 1/31/28 35,101
110 American Tower Corp 5.250% 7/15/28 111,581
50 American Tower Corp 5.800% 11/15/28 51,844
70 American Tower Corp 2.900% 1/15/30 62,303
10 American Tower Corp 1.875% 10/15/30 8,197
110 American Tower Corp 4.050% 3/15/32 102,776
20 American Tower Corp 3.100% 6/15/50 13,623
30 Amgen Inc 5.250% 3/02/25 30,066
100 Amgen Inc 5.150% 3/02/28 101,810
100 Amgen Inc 3.000% 2/22/29 93,267
138 Amgen Inc 2.300% 2/25/31 117,810
110 Amgen Inc 2.000% 1/15/32 90,327
20 Amgen Inc 5.750% 3/15/40 20,754
10 Amgen Inc 4.950% 10/01/41 9,591
300 Amgen Inc 5.600% 3/02/43 308,667
210 Amgen Inc 4.400% 5/01/45 185,176

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
70
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
40 Amgen Inc 4.663% 6/15/51 $ 35,825
60 Amphenol Corp 4.350% 6/01/29 59,401
100 Analog Devices Inc 1.700% 10/01/28 88,691
10 Applied Materials Inc 3.900% 10/01/25 9,882
22 Applied Materials Inc 5.100% 10/01/35 22,927
70 Applied Materials Inc 4.350% 4/01/47 64,808
20 Aptiv PLC 4.350% 3/15/29 19,638
52 Aptiv PLC / Aptiv Corp 4.150% 5/01/52 41,428
20 Archer-Daniels-Midland Co 2.500% 8/11/26 18,831
10 Archer-Daniels-Midland Co 3.250% 3/27/30 9,185
120 Archer-Daniels-Midland Co 2.700% 9/15/51 77,562
50 (b) Arrow Electronics Inc 6.125% 3/01/26 50,021
20 Astrazeneca Finance LLC 1.200% 5/28/26 18,537
10 AstraZeneca PLC 3.375% 11/16/25 9,793
49 AstraZeneca PLC 1.375% 8/06/30 40,619
205 AstraZeneca PLC 6.450% 9/15/37 238,784
20 AstraZeneca PLC 4.375% 11/16/45 18,483
20 AstraZeneca PLC 2.125% 8/06/50 12,382
170 AT&T Inc 5.539% 2/20/26 170,062
130 AT&T Inc 5.400% 2/15/34 133,354
640 AT&T Inc 4.850% 3/01/39 609,373
200 AT&T Inc 6.375% 3/01/41 217,001
220 AT&T Inc 3.650% 6/01/51 164,064
50 Autodesk Inc 2.400% 12/15/31 42,326
70 Automatic Data Processing Inc 1.700% 5/15/28 63,184
70 AutoNation Inc 1.950% 8/01/28 60,718
30 AutoNation Inc 4.750% 6/01/30 28,847
80 AutoZone Inc 4.500% 2/01/28 79,268
100 AutoZone Inc 5.200% 8/01/33 101,016
50 Avery Dennison Corp 2.250% 2/15/32 41,055
30 (b) Avnet Inc 4.625% 4/15/26 29,583
100 Baidu Inc 4.375% 3/29/28 97,673
115 Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor Inc
3.138% 11/07/29 106,776
10 Baker Hughes Holdings LLC / Baker
Hughes Co-Obligor Inc
4.486% 5/01/30 9,915
180 Baxalta Inc 4.000% 6/23/25 177,440
10 Baxter International Inc 1.322% 11/29/24 9,665
10 Baxter International Inc 2.600% 8/15/26 9,465
60 Baxter International Inc 1.730% 4/01/31 48,329
110 (b) Baxter International Inc 2.539% 2/01/32 91,832
12 Bell Telephone Co of Canada or Bell
Canada
2.150% 2/15/32 9,870
80 Bell Telephone Co of Canada or Bell
Canada
3.650% 3/17/51 61,388
60 Berry Global Inc, 144A 5.500% 4/15/28 60,610
20 Biogen Inc 2.250% 5/01/30 17,048
110 Biogen Inc 3.150% 5/01/50 75,375
50 Block Financial LLC 2.500% 7/15/28 44,906
50 Booking Holdings Inc 3.600% 6/01/26 48,857
52 (b) BorgWarner Inc 2.650% 7/01/27 48,519
60 Boston Scientific Corp 2.650% 6/01/30 53,485
90 Bristol-Myers Squibb Co 1.450% 11/13/30 73,702
40 (b) Bristol-Myers Squibb Co 5.900% 11/15/33 43,198
360 Bristol-Myers Squibb Co 4.125% 6/15/39 324,148
50 Bristol-Myers Squibb Co 6.250% 11/15/53 56,582
90 British Telecommunications PLC 9.625% 12/15/30 111,254
212 Broadcom Inc, 144A 4.150% 4/15/32 199,946
455 Broadcom Inc 4.300% 11/15/32 431,879
50 Broadridge Financial Solutions Inc 2.600% 5/01/31 42,518

Principal
Amount (000) Description (a) Maturity
Industrial (continued)
30 Brunswick Corp/DE 4.400% 9/15/32 $ 27,134
10 Bunge Ltd Finance Corp 1.630% 8/17/25 9,500
30 Bunge Ltd Finance Corp 3.250% 8/15/26 28,892
10 Bunge Ltd Finance Corp 3.750% 9/25/27 9,649
50 Bunge Ltd Finance Corp 2.750% 5/14/31 43,347
20 Cabot Corp 5.000% 6/30/32 19,736
10 Campbell Soup Co 3.950% 3/15/25 9,862
10 Campbell Soup Co 3.300% 3/19/25 9,783
110 Campbell Soup Co 2.375% 4/24/30 95,065
10 Canadian National Railway Co 3.850% 8/05/32 9,431
60 Canadian National Railway Co 6.375% 11/15/37 67,303
40 Canadian National Railway Co 3.650% 2/03/48 32,493
20 Canadian National Railway Co 4.450% 1/20/49 18,441
100 Canadian Pacific Railway Co 2.450% 12/02/31 92,183
70 Canadian Pacific Railway Co 4.300% 5/15/43 61,390
50 Canadian Pacific Railway Co 6.125% 9/15/15 54,984
120 Cardinal Health Inc 4.500% 11/15/44 103,778
10 Cardinal Health Inc 4.900% 9/15/45 9,066
30 Carlisle Cos Inc 3.500% 12/01/24 29,477
10 Carlisle Cos Inc 2.750% 3/01/30 8,807
20 Carlisle Cos Inc 2.200% 3/01/32 16,308
60 Carrier Global Corp, 144A 5.800% 11/30/25 60,863
192 Carrier Global Corp 3.377% 4/05/40 154,033
50 Caterpillar Financial Services Corp 0.600% 9/13/24 48,594
50 Caterpillar Financial Services Corp 3.250% 12/01/24 49,300
112 Caterpillar Financial Services Corp 3.400% 5/13/25 110,175
10 Caterpillar Financial Services Corp 0.800% 11/13/25 9,367
160 Caterpillar Inc 3.803% 8/15/42 139,238
10 Caterpillar Inc 3.250% 9/19/49 7,611
20 CBRE Services Inc 4.875% 3/01/26 19,928
100 CBRE Services Inc 5.950% 8/15/34 103,460
92 CDW LLC / CDW Finance Corp 2.670% 12/01/26 86,035
50 Celanese US Holdings LLC 6.050% 3/15/25 50,246
103 Celanese US Holdings LLC 1.400% 8/05/26 93,782
40 CF Industries Inc 5.150% 3/15/34 39,450
200 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
2.250% 1/15/29 172,709
200
(b)
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
4.400% 4/01/33 180,807
200 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
6.650% 2/01/34 208,269
210 Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.500% 4/01/63 170,445
72 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 72,352
140 Cheniere Energy Partners LP, 144A 5.950% 6/30/33 142,971
40 Church & Dwight Co Inc 3.150% 8/01/27 38,198
70 Cigna Group/The 4.500% 2/25/26 69,472
300 Cigna Group/The 3.050% 10/15/27 284,459
80 Cigna Group/The 4.800% 8/15/38 77,122
10 Cigna Group/The 6.125% 11/15/41 10,881
40 Cigna Group/The 3.875% 10/15/47 32,137
100 Cintas Corp No 2 3.450% 5/01/25 98,188
100 Cintas Corp No 2 3.700% 4/01/27 97,846
138 Cisco Systems Inc 2.500% 9/20/26 131,802
40 Clorox Co/The 4.400% 5/01/29 39,599
10 Clorox Co/The 1.800% 5/15/30 8,377
50 CNH Industrial NV 3.850% 11/15/27 48,356

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
72
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
10 Coca-Cola Co/The 3.375% 3/25/27 $ 9,748
5 Coca-Cola Co/The 1.450% 6/01/27 4,571
50 Coca-Cola Co/The 1.000% 3/15/28 44,059
160 Coca-Cola Co/The 1.650% 6/01/30 136,138
10 Coca-Cola Co/The 1.375% 3/15/31 8,165
110 Coca-Cola Co/The 3.000% 3/05/51 80,524
60 Coca-Cola Co/The 2.750% 6/01/60 39,798
100 Coca-Cola Femsa SAB de CV 1.850% 9/01/32 80,033
10 Colgate-Palmolive Co 3.100% 8/15/25 9,804
100 Colgate-Palmolive Co 3.250% 8/15/32 92,461
70 Comcast Corp 3.300% 4/01/27 67,470
290 Comcast Corp 3.400% 4/01/30 270,286
250 Comcast Corp 1.500% 2/15/31 203,520
100 Comcast Corp 5.500% 11/15/32 105,365
100 Comcast Corp 6.450% 3/15/37 112,705
340 Comcast Corp 3.750% 4/01/40 291,209
390 Comcast Corp 2.987% 11/01/63 246,357
20 Conagra Brands Inc 4.600% 11/01/25 19,833
60 Conagra Brands Inc 8.250% 9/15/30 70,180
20 Conagra Brands Inc 5.300% 11/01/38 19,477
80 Corning Inc 5.350% 11/15/48 79,608
10 Corning Inc 3.900% 11/15/49 8,078
10 Corning Inc 4.375% 11/15/57 8,734
80 Costco Wholesale Corp 1.375% 6/20/27 72,661
20 Crown Castle Inc 3.700% 6/15/26 19,372
40 Crown Castle Inc 4.300% 2/15/29 38,400
154 Crown Castle Inc 3.300% 7/01/30 137,601
140 Crown Castle Inc 2.500% 7/15/31 116,669
115 CSX Corp 4.250% 3/15/29 114,184
30 CSX Corp 6.000% 10/01/36 32,894
120 CSX Corp 4.100% 3/15/44 104,431
20 CSX Corp 4.750% 11/15/48 18,918
10 CSX Corp 3.800% 4/15/50 7,991
52 CSX Corp 4.250% 11/01/66 43,436
9 Cummins Inc 1.500% 9/01/30 7,516
72 Cummins Inc 2.600% 9/01/50 46,775
100 (b) Danaher Corp 2.800% 12/10/51 67,479
130 Deere & Co 3.900% 6/09/42 115,479
140 Dell International LLC / EMC Corp 5.850% 7/15/25 141,474
152 Dell International LLC / EMC Corp 8.100% 7/15/36 187,371
20 DH Europe Finance II Sarl 2.200% 11/15/24 19,516
70 Discovery Communications LLC 3.950% 3/20/28 66,877
192 Discovery Communications LLC 3.625% 5/15/30 173,994
330 Discovery Communications LLC 5.000% 9/20/37 297,258
51 Discovery Communications LLC 6.350% 6/01/40 51,598
70 Discovery Communications LLC 5.200% 9/20/47 60,542
20 Discovery Communications LLC 4.650% 5/15/50 16,084
100 Dollar General Corp 3.500% 4/03/30 92,206
12 Dollar Tree Inc 4.000% 5/15/25 11,816
82 Dollar Tree Inc 3.375% 12/01/51 55,995
30 Dover Corp 5.375% 10/15/35 31,015
30 (b) Dow Chemical Co/The 2.100% 11/15/30 25,575
141 Dow Chemical Co/The 4.250% 10/01/34 133,755
60 DR Horton Inc 1.300% 10/15/26 54,677
10 DuPont de Nemours Inc 4.493% 11/15/25 9,921
150 DuPont de Nemours Inc 5.319% 11/15/38 151,154
30 DXC Technology Co 1.800% 9/15/26 27,458
201 Eastern Gas Transmission & Storage Inc 4.800% 11/01/43 180,777
60 Eastman Chemical Co 5.750% 3/08/33 61,796
48 Eaton Corp 3.103% 9/15/27 45,963

Principal
Amount (000) Description (a) Maturity
Industrial (continued)
62 Eaton Corp 4.000% 11/02/32 $ 59,580
134 (b) eBay Inc 2.700% 3/11/30 119,445
36 Ecolab Inc 3.250% 12/01/27 34,586
10 Ecolab Inc 4.800% 3/24/30 10,201
10 Ecolab Inc 1.300% 1/30/31 8,045
110 Ecolab Inc 2.700% 12/15/51 72,886
62 Electronic Arts Inc 1.850% 2/15/31 51,497
10 Eli Lilly & Co 2.750% 6/01/25 9,762
25 Eli Lilly & Co 3.375% 3/15/29 24,015
130 Eli Lilly & Co 4.700% 2/27/33 132,437
50 Emerson Electric Co 2.000% 12/21/28 44,737
72 Emerson Electric Co 1.950% 10/15/30 61,802
10 Enbridge Inc 2.500% 2/14/25 9,725
170 Enbridge Inc 3.125% 11/15/29 155,870
90 Enbridge Inc 4.500% 6/10/44 77,664
50 Enbridge Inc 8.250% 1/15/84 51,754
100 Enterprise Products Operating LLC 7.550% 4/15/38 122,846
200 Enterprise Products Operating LLC 6.125% 10/15/39 219,311
100 Enterprise Products Operating LLC 4.850% 3/15/44 96,093
50 Equifax Inc 5.100% 6/01/28 50,585
60 Equinix Inc 2.625% 11/18/24 58,596
110 Equinix Inc 3.900% 4/15/32 101,796
40 Equinix Inc 3.000% 7/15/50 26,966
120 Estee Lauder Cos Inc/The 2.600% 4/15/30 106,535
280 FedEx Corp 3.900% 2/01/35 255,176
122 Fidelity National Information Services Inc 1.650% 3/01/28 109,216
20 Fiserv Inc 2.250% 6/01/27 18,548
234 Fiserv Inc 3.500% 7/01/29 219,488
40 Fiserv Inc 2.650% 6/01/30 35,177
60 Flex Ltd 4.875% 6/15/29 59,161
50 Flowserve Corp 2.800% 1/15/32 41,462
40 FMC Corp 3.450% 10/01/29 36,353
20 FMC Corp 4.500% 10/01/49 15,447
10 Fomento Economico Mexicano SAB de CV 4.375% 5/10/43 8,587
89 (b) Fomento Economico Mexicano SAB de CV 3.500% 1/16/50 68,085
20 Fortinet Inc 2.200% 3/15/31 16,770
30 Fortive Corp 3.150% 6/15/26 28,827
100 Fortune Brands Innovations Inc 5.875% 6/01/33 104,279
100 Fox Corp 4.709% 1/25/29 99,182
100 Fox Corp 6.500% 10/13/33 107,850
20 GE HealthCare Technologies Inc 5.600% 11/15/25 20,183
140 GE HealthCare Technologies Inc 5.857% 3/15/30 147,274
10 General Mills Inc 4.000% 4/17/25 9,877
184 General Mills Inc 2.875% 4/15/30 165,714
180 General Motors Financial Co Inc 5.000% 4/09/27 179,795
274 General Motors Financial Co Inc 5.650% 1/17/29 279,807
210 General Motors Financial Co Inc 4.300% 4/06/29 201,764
160 General Motors Financial Co Inc 6.100% 1/07/34 164,959
40 Genuine Parts Co 2.750% 2/01/32 33,582
190 Gilead Sciences Inc 4.600% 9/01/35 185,717
166 Gilead Sciences Inc 4.000% 9/01/36 152,181
40 Gilead Sciences Inc 5.650% 12/01/41 42,269
10 Gilead Sciences Inc 4.800% 4/01/44 9,557
50 GlaxoSmithKline Capital Inc 3.625% 5/15/25 49,294
10 GlaxoSmithKline Capital Inc 6.375% 5/15/38 11,622
70 GlaxoSmithKline Capital PLC 3.375% 6/01/29 67,073
190 Global Payments Inc 3.200% 8/15/29 171,968
10 Haleon UK Capital PLC 3.125% 3/24/25 9,783
120 Haleon US Capital LLC 3.375% 3/24/29 113,133
192 Halliburton Co 4.850% 11/15/35 190,222

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
74
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
30 Harley-Davidson Inc 4.625% 7/28/45 $ 24,063
10 Hasbro Inc 3.550% 11/19/26 9,541
10 Hasbro Inc 3.500% 9/15/27 9,458
100 Hasbro Inc 3.900% 11/19/29 92,838
50 HCA Inc 5.375% 2/01/25 49,954
30 HCA Inc 5.250% 6/15/26 30,086
40 HCA Inc 4.500% 2/15/27 39,449
50 HCA Inc 3.125% 3/15/27 47,536
100 HCA Inc 5.200% 6/01/28 101,007
106 HCA Inc 4.125% 6/15/29 101,228
110 HCA Inc 5.125% 6/15/39 105,333
120 HCA Inc 3.500% 7/15/51 84,111
60 Hershey Co/The 4.250% 5/04/28 59,841
60 Hewlett Packard Enterprise Co 6.102% 4/01/26 59,964
70 Hewlett Packard Enterprise Co 6.200% 10/15/35 74,988
20 Hexcel Corp 4.950% 8/15/25 19,532
120 Home Depot Inc/The 2.700% 4/15/25 117,299
10 Home Depot Inc/The 2.950% 6/15/29 9,331
299 Home Depot Inc/The 5.400% 9/15/40 313,549
130 Home Depot Inc/The 5.950% 4/01/41 144,520
22 Home Depot Inc/The 4.400% 3/15/45 20,313
70 Home Depot Inc/The 4.500% 12/06/48 64,723
10 Home Depot Inc/The 3.125% 12/15/49 7,292
110 Honda Motor Co Ltd 2.534% 3/10/27 103,700
50 Hormel Foods Corp 1.700% 6/03/28 44,712
10 HP Inc 2.200% 6/17/25 9,608
52 HP Inc 3.400% 6/17/30 47,600
110 HP Inc 4.200% 4/15/32 103,190
100 Hyatt Hotels Corp 5.750% 1/30/27 102,284
100 IBM International Capital Pte Ltd 5.300% 2/05/54 100,391
20 IDEX Corp 2.625% 6/15/31 17,108
70 Illinois Tool Works Inc 4.875% 9/15/41 69,831
10 Intel Corp 3.750% 3/25/27 9,801
292 Intel Corp 2.450% 11/15/29 261,362
130 Intel Corp 5.125% 2/10/30 133,893
10 Intel Corp 4.000% 12/15/32 9,550
110 Intel Corp 4.600% 3/25/40 106,488
70 Intel Corp 4.250% 12/15/42 62,837
70 Intel Corp 4.100% 5/11/47 59,988
160 Intel Corp 3.734% 12/08/47 128,249
10 Intel Corp 3.250% 11/15/49 7,246
20 International Business Machines Corp 7.000% 10/30/25 20,814
180 International Business Machines Corp 3.300% 5/15/26 174,852
10 International Business Machines Corp 3.300% 1/27/27 9,642
100 International Business Machines Corp 2.720% 2/09/32 87,510
72 International Business Machines Corp 5.600% 11/30/39 76,746
70 International Business Machines Corp 4.000% 6/20/42 60,897
90 International Business Machines Corp 4.700% 2/19/46 83,478
40 International Flavors & Fragrances Inc 4.375% 6/01/47 31,081
10 International Flavors & Fragrances Inc 5.000% 9/26/48 8,545
45 International Paper Co 4.800% 6/15/44 41,142
52 International Paper Co 4.350% 8/15/48 45,383
60 Interpublic Group of Cos Inc/The 2.400% 3/01/31 50,653
100 Interpublic Group of Cos Inc/The 5.375% 6/15/33 101,469
100 Intuit Inc 5.250% 9/15/26 101,885
18 Intuit Inc 1.350% 7/15/27 16,264
10 Intuit Inc 1.650% 7/15/30 8,365
50 IQVIA Inc, 144A 6.250% 2/01/29 52,036
60 J M Smucker Co/The 3.500% 3/15/25 58,959
10 J M Smucker Co/The 4.250% 3/15/35 9,249

Principal
Amount (000) Description (a) Maturity
Industrial (continued)
100 J M Smucker Co/The 2.750% 9/15/41 $ 68,839
40 Jabil Inc 4.250% 5/15/27 39,148
112 John Deere Capital Corp 0.450% 6/07/24 110,163
100 John Deere Capital Corp 0.625% 9/10/24 97,347
110 John Deere Capital Corp 1.300% 10/13/26 101,316
30 John Deere Capital Corp 3.350% 4/18/29 28,629
100 John Deere Capital Corp 4.700% 6/10/30 101,143
20 Johnson & Johnson 2.950% 3/03/27 19,315
390 Johnson & Johnson 3.550% 3/01/36 355,998
36 Johnson Controls International plc 5.125% 9/14/45 34,656
20 Johnson Controls International plc / Tyco
Fire & Security Finance SCA
1.750% 9/15/30 16,632
30 Johnson Controls International plc / Tyco
Fire & Security Finance SCA
2.000% 9/16/31 24,673
60 Kellanova 3.400% 11/15/27 57,610
20 Kellanova 2.100% 6/01/30 17,157
10 Kellanova 4.500% 4/01/46 8,887
10 Keurig Dr Pepper Inc 3.400% 11/15/25 9,738
20 Keurig Dr Pepper Inc 3.200% 5/01/30 18,313
10 Keurig Dr Pepper Inc 3.800% 5/01/50 7,866
170 Keurig Dr Pepper Inc 4.500% 4/15/52 149,573
50 Keysight Technologies Inc 3.000% 10/30/29 45,164
20 Kimberly-Clark Corp 3.950% 11/01/28 19,749
98 Kimberly-Clark Corp 6.625% 8/01/37 116,528
90 Kinder Morgan Inc 1.750% 11/15/26 82,866
332 Kinder Morgan Inc 5.300% 12/01/34 329,299
100 KLA Corp 4.650% 7/15/32 100,433
100 KLA Corp 4.950% 7/15/52 98,256
10 Koninklijke KPN NV 8.375% 10/01/30 11,895
30 Kraft Heinz Foods Co 3.875% 5/15/27 29,330
110 Kraft Heinz Foods Co 4.250% 3/01/31 106,446
130 Kraft Heinz Foods Co 5.500% 6/01/50 131,715
30 Kroger Co/The 2.200% 5/01/30 25,667
10 Kroger Co/The 1.700% 1/15/31 8,117
110 Kroger Co/The 6.900% 4/15/38 125,608
9 Kroger Co/The 5.400% 7/15/40 8,811
10 Kroger Co/The 4.450% 2/01/47 8,762
10 Laboratory Corp of America Holdings 3.600% 9/01/27 9,643
110 Laboratory Corp of America Holdings 2.700% 6/01/31 95,449
10 Lam Research Corp 3.750% 3/15/26 9,828
10 Lam Research Corp 1.900% 6/15/30 8,563
90 Lam Research Corp 3.125% 6/15/60 61,021
60 Lear Corp 2.600% 1/15/32 48,813
30 Leggett & Platt Inc 4.400% 3/15/29 29,096
30 Leggett & Platt Inc 3.500% 11/15/51 21,084
10 Lennox International Inc 1.700% 8/01/27 9,061
50 Linde Inc/CT 4.700% 12/05/25 50,155
10 Linde Inc/CT 1.100% 8/10/30 8,224
40 Lowe's Cos Inc 4.000% 4/15/25 39,509
70 Lowe's Cos Inc 3.350% 4/01/27 67,570
161 Lowe's Cos Inc 4.500% 4/15/30 159,908
300 Lowe's Cos Inc 5.000% 4/15/40 290,877
190 LYB International Finance III LLC 3.375% 10/01/40 145,967
21 LYB International Finance III LLC 4.200% 5/01/50 16,724
60 Magna International Inc 2.450% 6/15/30 52,532
132 Marathon Petroleum Corp 4.750% 9/15/44 119,160
160 Marriott International Inc/MD 5.550% 10/15/28 164,828
122 Martin Marietta Materials Inc 3.200% 7/15/51 88,024
60 Marvell Technology Inc 2.450% 4/15/28 54,401
60 Masco Corp 2.000% 2/15/31 49,485

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
76
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
20 Masco Corp 4.500% 5/15/47 $ 16,988
10 Mastercard Inc 2.950% 11/21/26 9,651
32 Mastercard Inc 2.950% 6/01/29 29,945
44 Mastercard Inc 3.350% 3/26/30 41,626
100 Mastercard Inc 2.000% 11/18/31 84,186
40 Mastercard Inc 3.800% 11/21/46 34,453
50 (b) McCormick & Co Inc/MD 1.850% 2/15/31 40,923
200 McDonald's Corp 4.600% 9/09/32 200,692
200 McDonald's Corp 5.150% 9/09/52 199,796
50 McKesson Corp 4.900% 7/15/28 50,784
10 McKesson Corp 5.100% 7/15/33 10,247
100 MDC Holdings Inc 3.966% 8/06/61 73,637
100 Merck & Co Inc 1.900% 12/10/28 89,819
200 Merck & Co Inc 1.450% 6/24/30 167,141
60 Merck & Co Inc 6.500% 12/01/33 69,249
250 Merck & Co Inc 2.750% 12/10/51 167,809
20 Micron Technology Inc 4.975% 2/06/26 20,030
80 Micron Technology Inc 4.185% 2/15/27 78,396
100 Micron Technology Inc 5.300% 1/15/31 101,041
20 Microsoft Corp 2.700% 2/12/25 19,586
80 Microsoft Corp 3.300% 2/06/27 78,064
211 Microsoft Corp 3.450% 8/08/36 192,452
20 Microsoft Corp 3.750% 2/12/45 17,750
586 Microsoft Corp 2.921% 3/17/52 420,623
50 Mohawk Industries Inc 5.850% 9/18/28 51,820
20 Moody's Corp 2.000% 8/19/31 16,492
10 Moody's Corp 5.250% 7/15/44 10,049
70 Moody's Corp 3.750% 2/25/52 56,219
10 Mosaic Co/The 4.050% 11/15/27 9,770
50 Mosaic Co/The 5.375% 11/15/28 50,994
80 Mosaic Co/The 4.875% 11/15/41 71,934
100 Motorola Solutions Inc 2.750% 5/24/31 85,208
240 MPLX LP 2.650% 8/15/30 208,163
140 MPLX LP 4.950% 3/14/52 124,392
40 National Fuel Gas Co 5.500% 1/15/26 40,185
10 National Fuel Gas Co 5.500% 10/01/26 10,085
60 NetApp Inc 2.375% 6/22/27 55,492
100 Norfolk Southern Corp 2.300% 5/15/31 85,196
32 Norfolk Southern Corp 4.837% 10/01/41 30,671
120 Norfolk Southern Corp 2.900% 8/25/51 80,159
110 Norfolk Southern Corp 5.350% 8/01/54 112,170
50 NOV Inc 3.950% 12/01/42 38,653
110 Novartis Capital Corp 2.200% 8/14/30 96,845
100 Novartis Capital Corp 4.400% 5/06/44 94,004
20 Novartis Capital Corp 2.750% 8/14/50 13,915
40 Nutrien Ltd 5.950% 11/07/25 40,667
100 Nutrien Ltd 4.200% 4/01/29 97,909
100 NVIDIA Corp 2.000% 6/15/31 85,319
122 NVIDIA Corp 3.500% 4/01/40 105,291
30 NVR Inc 3.000% 5/15/30 26,868
10 NXP BV / NXP Funding LLC / NXP USA Inc 3.150% 5/01/27 9,496
82 NXP BV / NXP Funding LLC / NXP USA Inc 2.500% 5/11/31 68,982
110 NXP BV / NXP Funding LLC / NXP USA Inc 2.650% 2/15/32 91,910
10 Omnicom Group Inc 2.450% 4/30/30 8,709
70 Omnicom Group Inc / Omnicom Capital
Inc
3.600% 4/15/26 68,324
273 ONEOK Inc 4.550% 7/15/28 269,938
19 ONEOK Inc 4.350% 3/15/29 18,520
10 ONEOK Inc 4.500% 3/15/50 8,250
20 ONEOK Inc 7.150% 1/15/51 22,778

Principal
Amount (000) Description (a) Maturity
Industrial (continued)
150 Oracle Corp 2.800% 4/01/27 $ 141,514
100 Oracle Corp 4.650% 5/06/30 98,958
120 Oracle Corp 4.900% 2/06/33 118,763
690 Oracle Corp 4.300% 7/08/34 642,269
210 Oracle Corp 6.900% 11/09/52 246,607
90 Orange SA 5.375% 1/13/42 91,670
60 Otis Worldwide Corp 3.112% 2/15/40 47,647
2 Owens Corning 3.400% 8/15/26 1,930
60 Owens Corning 3.875% 6/01/30 56,177
70 PACCAR Financial Corp 3.550% 8/11/25 68,943
100 PACCAR Financial Corp 5.200% 11/09/26 101,867
50 Packaging Corp of America 5.700% 12/01/33 52,498
30 Packaging Corp of America 4.050% 12/15/49 24,252
20 (b) Paramount Global 4.200% 6/01/29 18,714
220 (b) Paramount Global 4.200% 5/19/32 195,766
20 Paramount Global 5.900% 10/15/40 18,387
10 Parker-Hannifin Corp 3.250% 3/01/27 9,622
30 Parker-Hannifin Corp 3.250% 6/14/29 28,089
114 Parker-Hannifin Corp 4.200% 11/21/34 108,712
20 Parker-Hannifin Corp 4.450% 11/21/44 18,119
10 PayPal Holdings Inc 3.900% 6/01/27 9,820
160 PayPal Holdings Inc 2.850% 10/01/29 145,690
60 PepsiCo Inc 3.500% 7/17/25 59,124
30 PepsiCo Inc 2.375% 10/06/26 28,554
50 PepsiCo Inc 5.125% 11/10/26 50,933
100 PepsiCo Inc 1.625% 5/01/30 84,614
10 PepsiCo Inc 4.450% 4/14/46 9,414
364 PepsiCo Inc 2.875% 10/15/49 259,632
100 Pfizer Inc 3.600% 9/15/28 97,145
350 Pfizer Inc 4.200% 9/15/48 309,093
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/26 99,545
100 Pfizer Investment Enterprises Pte Ltd 4.450% 5/19/28 99,791
140 Pfizer Investment Enterprises Pte Ltd 4.750% 5/19/33 139,826
150 Pfizer Investment Enterprises Pte Ltd 5.110% 5/19/43 149,106
40 Phillips 66 Co 3.550% 10/01/26 38,818
162 Phillips 66 Co 4.680% 2/15/45 146,363
50 PPG Industries Inc 3.750% 3/15/28 48,369
50 Procter & Gamble Co/The 1.000% 4/23/26 46,571
200 Procter & Gamble Co/The 3.000% 3/25/30 186,548
10 Procter & Gamble Co/The 4.050% 1/26/33 9,833
25 (b) PulteGroup Inc 5.000% 1/15/27 25,154
21 PVH Corp 4.625% 7/10/25 20,814
30 Qorvo Inc 1.750% 12/15/24 28,934
220 QUALCOMM Inc 1.650% 5/20/32 176,421
50 QUALCOMM Inc 4.250% 5/20/32 48,995
30 QUALCOMM Inc 4.650% 5/20/35 30,251
10 Quanta Services Inc 2.900% 10/01/30 8,771
80 Quanta Services Inc 2.350% 1/15/32 65,278
28 Quest Diagnostics Inc 4.250% 4/01/24 27,915
50 Quest Diagnostics Inc 3.450% 6/01/26 48,510
10 Quest Diagnostics Inc 2.950% 6/30/30 8,944
120 Regal Rexnord Corp, 144A 6.300% 2/15/30 123,347
60 Regeneron Pharmaceuticals Inc 1.750% 9/15/30 49,564
20 Regeneron Pharmaceuticals Inc 2.800% 9/15/50 12,958
50 RELX Capital Inc 4.750% 5/20/32 50,209
10 Republic Services Inc 3.375% 11/15/27 9,613
70 Republic Services Inc 3.950% 5/15/28 68,546
28 Republic Services Inc 2.300% 3/01/30 24,512
70 Republic Services Inc 1.450% 2/15/31 56,401
10 Revvity Inc 3.300% 9/15/29 9,117

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
78
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
110 Revvity Inc 2.250% 9/15/31 $ 91,101
40 Rockwell Automation Inc 4.200% 3/01/49 35,087
10 Rogers Communications Inc 3.625% 12/15/25 9,746
10 Rogers Communications Inc 2.900% 11/15/26 9,508
50 Rogers Communications Inc 3.200% 3/15/27 47,792
10 Rogers Communications Inc 3.800% 3/15/32 9,096
150 Rogers Communications Inc 5.450% 10/01/43 147,799
110 Roper Technologies Inc 3.800% 12/15/26 107,569
80 Royalty Pharma PLC 1.200% 9/02/25 75,018
10 Ryder System Inc 2.500% 9/01/24 9,822
110 Ryder System Inc 2.850% 3/01/27 103,788
50 Ryder System Inc 6.300% 12/01/28 52,997
150 S&P Global Inc 2.900% 3/01/32 132,132
60 S&P Global Inc, 144A 5.250% 9/15/33 62,042
23 S&P Global Inc 2.300% 8/15/60 13,215
20 Sabine Pass Liquefaction LLC 5.875% 6/30/26 20,346
160 Sabine Pass Liquefaction LLC 4.500% 5/15/30 156,187
90 Salesforce Inc 2.700% 7/15/41 67,441
152 Salesforce Inc 2.900% 7/15/51 105,357
10 Schlumberger Finance Canada Ltd 1.400% 9/17/25 9,496
82 Schlumberger Investment SA 2.650% 6/26/30 73,488
10 Sherwin-Williams Co/The 4.250% 8/08/25 9,899
141 Sherwin-Williams Co/The 2.950% 8/15/29 128,953
42 Sherwin-Williams Co/The 4.500% 6/01/47 37,753
20 Smith & Nephew PLC 2.032% 10/14/30 16,677
30 Snap-on Inc 3.100% 5/01/50 21,646
60 Sonoco Products Co 2.850% 2/01/32 51,466
110 Stanley Black & Decker Inc 3.000% 5/15/32 94,238
10 Starbucks Corp 2.250% 3/12/30 8,723
10 Starbucks Corp 2.550% 11/15/30 8,771
100 Starbucks Corp 3.000% 2/14/32 89,110
100 Starbucks Corp 4.800% 2/15/33 101,153
40 Starbucks Corp 3.500% 11/15/50 30,478
90 Stryker Corp 1.950% 6/15/30 76,680
130 Sysco Corp 3.250% 7/15/27 124,088
50 Sysco Corp 6.000% 1/17/34 53,862
20 Sysco Corp 6.600% 4/01/50 23,288
10 Takeda Pharmaceutical Co Ltd 2.050% 3/31/30 8,573
10 Takeda Pharmaceutical Co Ltd 3.025% 7/09/40 7,693
60 Takeda Pharmaceutical Co Ltd 3.375% 7/09/60 41,619
50 Take-Two Interactive Software Inc 3.700% 4/14/27 48,569
10 Tapestry Inc 4.125% 7/15/27 9,509
140 Tapestry Inc 3.050% 3/15/32 111,971
75 Targa Resources Corp 6.150% 3/01/29 78,382
100 Targa Resources Corp 6.500% 3/30/34 107,822
1 Target Corp 3.375% 4/15/29 956
150 Target Corp 2.350% 2/15/30 133,594
62 Target Corp 6.500% 10/15/37 71,567
9 Target Corp 3.900% 11/15/47 7,659
30 TC PipeLines LP 3.900% 5/25/27 28,784
40 Teledyne Technologies Inc 2.250% 4/01/28 36,235
20 (b) Telefonica Emisiones SA 4.103% 3/08/27 19,587
21 Telefonica Emisiones SA 7.045% 6/20/36 23,712
60 Telefonica Emisiones SA 4.665% 3/06/38 55,036
30 Telefonica Emisiones SA 4.895% 3/06/48 26,515
100 (b) Telefonica Emisiones SA 5.520% 3/01/49 96,071
70 TELUS Corp 3.700% 9/15/27 67,428
60 Texas Instruments Inc 1.750% 5/04/30 51,152
100 Texas Instruments Inc 1.900% 9/15/31 84,195
30 Texas Instruments Inc 3.875% 3/15/39 27,536

Principal
Amount (000) Description (a) Maturity
Industrial (continued)
20 Texas Instruments Inc 4.150% 5/15/48 $ 17,654
50 Thermo Fisher Scientific Inc 4.953% 8/10/26 50,706
190 Thermo Fisher Scientific Inc 2.800% 10/15/41 142,334
40 Thomson Reuters Corp 3.350% 5/15/26 38,658
30 (b) Timken Co/The 4.125% 4/01/32 27,696
100 Toyota Motor Corp 5.118% 7/13/28 103,574
132 (b) Toyota Motor Corp 2.760% 7/02/29 123,778
100 Toyota Motor Credit Corp 1.450% 1/13/25 96,707
100 Toyota Motor Credit Corp 1.125% 6/18/26 92,567
100 Toyota Motor Credit Corp 5.250% 9/11/28 102,939
50 Toyota Motor Credit Corp 4.650% 1/05/29 50,207
10 Toyota Motor Credit Corp 2.150% 2/13/30 8,775
40 Toyota Motor Credit Corp 4.550% 5/17/30 40,014
10 Trane Technologies Financing Ltd 3.800% 3/21/29 9,666
60 Trane Technologies Financing Ltd 5.250% 3/03/33 61,996
290 TransCanada PipeLines Ltd 2.500% 10/12/31 242,671
60 Transcontinental Gas Pipe Line Co LLC 7.850% 2/01/26 62,926
70 Transcontinental Gas Pipe Line Co LLC 3.250% 5/15/30 63,860
50 Transcontinental Gas Pipe Line Co LLC 3.950% 5/15/50 40,318
30 Trimble Inc 6.100% 3/15/33 31,567
140 TSMC Arizona Corp 4.250% 4/22/32 137,594
39 TWDC Enterprises 18 Corp 3.150% 9/17/25 38,033
10 (b) TWDC Enterprises 18 Corp 2.950% 6/15/27 9,591
20 TWDC Enterprises 18 Corp 4.375% 8/16/41 18,076
20 TWDC Enterprises 18 Corp 4.125% 12/01/41 17,676
60 Tyco Electronics Group SA 2.500% 2/04/32 51,956
18 Unilever Capital Corp 3.100% 7/30/25 17,641
21 Unilever Capital Corp 2.000% 7/28/26 19,842
100 Unilever Capital Corp 1.750% 8/12/31 82,520
10 Union Pacific Corp 3.750% 7/15/25 9,860
10 Union Pacific Corp 3.375% 2/01/35 8,774
20 Union Pacific Corp 3.600% 9/15/37 17,675
488 Union Pacific Corp 3.550% 8/15/39 417,713
80 United Parcel Service Inc 4.450% 4/01/30 80,206
160 United Parcel Service Inc 5.200% 4/01/40 164,585
130 Valero Energy Corp 2.800% 12/01/31 111,784
40 Valero Energy Corp 6.625% 6/15/37 44,008
30 Valmont Industries Inc 5.250% 10/01/54 26,279
50 Verisk Analytics Inc 4.125% 3/15/29 48,753
49 Verizon Communications Inc 4.016% 12/03/29 47,117
80 Verizon Communications Inc 1.500% 9/18/30 65,680
115 Verizon Communications Inc 2.550% 3/21/31 98,855
605 Verizon Communications Inc 2.355% 3/15/32 502,440
100 Verizon Communications Inc 5.050% 5/09/33 101,023
112 Verizon Communications Inc 2.850% 9/03/41 81,940
50 Verizon Communications Inc 5.500% 3/16/47 51,930
80 Verizon Communications Inc 4.000% 3/22/50 65,597
320 Verizon Communications Inc 3.875% 3/01/52 255,771
20 Verizon Communications Inc 2.987% 10/30/56 13,073
50 VF Corp 2.800% 4/23/27 46,162
70 Visa Inc 2.050% 4/15/30 61,333
10 Visa Inc 1.100% 2/15/31 8,042
241 Visa Inc 4.150% 12/14/35 232,540
20 Visa Inc 2.000% 8/15/50 12,170
140 VMware LLC 1.400% 8/15/26 128,145
10 Vodafone Group PLC 4.125% 5/30/25 9,888
20 Vodafone Group PLC 6.250% 11/30/32 21,791
173 Vodafone Group PLC 6.150% 2/27/37 187,008
20 Vodafone Group PLC 4.875% 6/19/49 18,074
20 Vodafone Group PLC 4.250% 9/17/50 16,435

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
80
Principal
Amount (000) Description (a) Maturity
Industrial (continued)
50 Vulcan Materials Co 5.800% 3/01/26 $ 50,030
50 Walt Disney Co/The 3.350% 3/24/25 49,164
10 Walt Disney Co/The 3.800% 3/22/30 9,644
50 Walt Disney Co/The 2.650% 1/13/31 44,332
150 Walt Disney Co/The 6.400% 12/15/35 170,398
30 Walt Disney Co/The 6.650% 11/15/37 34,958
12 Walt Disney Co/The 4.750% 9/15/44 11,411
60 Walt Disney Co/The 4.950% 10/15/45 57,950
290 Walt Disney Co/The 2.750% 9/01/49 193,560
1 Warnermedia Holdings Inc 3.788% 3/15/25 981
1 Warnermedia Holdings Inc 5.391% 3/15/62 860
110 Waste Connections Inc 2.200% 1/15/32 91,128
10 Waste Management Inc 1.500% 3/15/31 8,098
110 Waste Management Inc 4.150% 4/15/32 105,963
60 Waste Management Inc 4.875% 2/15/34 60,404
110 Western Midstream Operating LP 6.150% 4/01/33 113,381
50 Western Union Co/The 2.850% 1/10/25 48,717
10 Western Union Co/The 6.200% 11/17/36 10,312
50 Westlake Corp 5.000% 8/15/46 45,055
20 Weyerhaeuser Co 4.000% 4/15/30 19,067
20 Weyerhaeuser Co 7.375% 3/15/32 23,099
80 Weyerhaeuser Co 3.375% 3/09/33 70,459
10 Whirlpool Corp 3.700% 5/01/25 9,822
100 Whirlpool Corp 4.700% 5/14/32 97,318
200 Williams Cos Inc/The 2.600% 3/15/31 170,937
50 Williams Cos Inc/The 5.150% 3/15/34 50,127
60 Workday Inc 3.700% 4/01/29 57,173
130 WRKCo Inc 4.000% 3/15/28 125,439
10 WRKCo Inc 3.000% 6/15/33 8,576
50 WW Grainger Inc 1.850% 2/15/25 48,418
50 Xilinx Inc 2.375% 6/01/30 44,355
31 Xylem Inc/NY 2.250% 1/30/31 26,513
60 Zimmer Biomet Holdings Inc 2.600% 11/24/31 51,388
20 Zoetis Inc 4.500% 11/13/25 19,901
126 Zoetis Inc 3.900% 8/20/28 123,167
9 Zoetis Inc 2.000% 5/15/30 7,685
10 Zoetis Inc 5.600% 11/16/32 10,579
Total Industrial 48,991,395
Utility - 2.4%
62 AEP Texas Inc 4.150% 5/01/49 49,292
10 AEP Texas Inc 3.450% 1/15/50 7,134
75 Ameren Corp 5.000% 1/15/29 75,428
20 American Electric Power Co Inc 5.699% 8/15/25 20,154
30 American Electric Power Co Inc 5.750% 11/01/27 30,932
80 American Electric Power Co Inc 5.200% 1/15/29 81,220
120 American Water Capital Corp 2.800% 5/01/30 107,831
110 American Water Capital Corp 2.300% 6/01/31 93,322
20 American Water Capital Corp 3.750% 9/01/47 16,290
20 American Water Capital Corp 4.200% 9/01/48 17,472
260 Appalachian Power Co 4.400% 5/15/44 218,812
10 Appalachian Power Co 3.700% 5/01/50 7,442
40 Atmos Energy Corp 2.625% 9/15/29 36,473
100 Atmos Energy Corp 5.900% 11/15/33 108,259
100 Atmos Energy Corp 2.850% 2/15/52 66,224
40 Avangrid Inc 3.200% 4/15/25 38,946
10 Avista Corp 4.350% 6/01/48 8,400
70 Avista Corp 4.000% 4/01/52 54,587
120 Berkshire Hathaway Energy Co 3.700% 7/15/30 112,693
210 Berkshire Hathaway Energy Co 5.150% 11/15/43 208,119

Principal
Amount (000) Description (a) Maturity
Utility (continued)
100 Berkshire Hathaway Energy Co 4.600% 5/01/53 $ 88,335
10 Black Hills Corp 1.037% 8/23/24 9,742
50 Black Hills Corp 5.950% 3/15/28 51,853
10 CenterPoint Energy Houston Electric LLC 5.200% 10/01/28 10,255
100 CenterPoint Energy Houston Electric LLC 3.000% 3/01/32 88,391
90 CenterPoint Energy Inc 1.450% 6/01/26 83,571
90 CenterPoint Energy Resources Corp 4.100% 9/01/47 73,761
121 Commonwealth Edison Co 6.450% 1/15/38 133,510
110 Commonwealth Edison Co 2.750% 9/01/51 70,455
$ 120 Connecticut Light and Power Co/The 2.050% 7/01/31 99,363
50 Consolidated Edison Co of New York Inc 2.400% 6/15/31 42,945
124 Consolidated Edison Co of New York Inc 5.500% 12/01/39 125,849
162 Consolidated Edison Co of New York Inc 4.650% 12/01/48 145,473
20 Consolidated Edison Co of New York Inc 3.950% 4/01/50 16,568
10 Consolidated Edison Co of New York Inc 4.300% 12/01/56 8,400
10 Consolidated Edison Co of New York Inc 4.500% 5/15/58 8,717
10 Consolidated Edison Co of New York Inc 3.700% 11/15/59 7,381
21 Consolidated Edison Co of New York Inc 3.000% 12/01/60 13,419
10 Consumers Energy Co 3.800% 11/15/28 9,688
100 Consumers Energy Co 4.900% 2/15/29 101,632
100 Consumers Energy Co 3.500% 8/01/51 77,578
126 DTE Energy Co 2.950% 3/01/30 111,883
122 Duke Energy Florida LLC 2.400% 12/15/31 102,533
57 Duke Energy Florida LLC 6.350% 9/15/37 63,071
100 Duke Energy Florida LLC 5.950% 11/15/52 108,415
10 Duke Energy Indiana LLC 3.250% 10/01/49 7,061
82 Emera US Finance LP 4.750% 6/15/46 67,759
60 Entergy Arkansas LLC 5.150% 1/15/33 61,225
10 Entergy Texas Inc 3.550% 9/30/49 7,446
110 Essential Utilities Inc 2.400% 5/01/31 92,148
10 Essential Utilities Inc 3.351% 4/15/50 7,189
100 Evergy Metro Inc 4.950% 4/15/33 99,350
10 Eversource Energy 1.650% 8/15/30 8,104
120 Exelon Corp 2.750% 3/15/27 112,859
10 Exelon Corp 4.050% 4/15/30 9,538
60 Exelon Corp 4.950% 6/15/35 57,724
10 Exelon Corp 4.450% 4/15/46 8,663
20 Exelon Corp 4.700% 4/15/50 17,870
50 Idaho Power Co 5.800% 4/01/54 52,596
48 (b) Interstate Power and Light Co 3.600% 4/01/29 45,478
70 IPALCO Enterprises Inc 4.250% 5/01/30 65,708
50 MidAmerican Energy Co 5.750% 11/01/35 53,465
30 MidAmerican Energy Co 3.150% 4/15/50 21,280
50 National Grid PLC 5.418% 1/11/34 50,077
100 National Rural Utilities Cooperative Finance
Corp
3.450% 6/15/25 98,080
100 National Rural Utilities Cooperative Finance
Corp, (WI/DD)
5.000% 2/07/31 100,689
100 National Rural Utilities Cooperative Finance
Corp
2.750% 4/15/32 85,578
10 NiSource Inc 3.490% 5/15/27 9,634
161 NiSource Inc 3.600% 5/01/30 150,040
30 NiSource Inc 1.700% 2/15/31 24,233
10 NiSource Inc 4.800% 2/15/44 9,165
20 NiSource Inc 4.375% 5/15/47 17,165
50 NSTAR Electric Co 3.200% 5/15/27 48,193
110 NSTAR Electric Co 3.950% 4/01/30 105,310
62 NSTAR Electric Co 5.500% 3/15/40 62,517
100 Oklahoma Gas and Electric Co 4.150% 4/01/47 82,257
20 Oncor Electric Delivery Co LLC 2.750% 5/15/30 17,906

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
82
Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 77 Oncor Electric Delivery Co LLC 7.500% 9/01/38 $ 94,765
110 Oncor Electric Delivery Co LLC 4.950% 9/15/52 106,980
30 (b) ONE Gas Inc 4.250% 9/01/32 29,018
90 PacifiCorp 2.700% 9/15/30 78,517
10 PacifiCorp 5.250% 6/15/35 9,953
50 PacifiCorp 5.800% 1/15/55 50,092
180 PECO Energy Co 4.600% 5/15/52 165,643
60 Piedmont Natural Gas Co Inc 2.500% 3/15/31 50,987
36 Potomac Electric Power Co 6.500% 11/15/37 41,090
50 PPL Capital Funding Inc 3.100% 5/15/26 48,099
50 PPL Electric Utilities Corp 4.850% 2/15/34 50,152
60 PPL Electric Utilities Corp 4.150% 10/01/45 51,645
18 Public Service Co of Colorado 6.500% 8/01/38 20,273
20 (b) Public Service Co of Colorado 4.100% 6/15/48 16,158
50 Public Service Co of New Hampshire 2.200% 6/15/31 41,917
20 Public Service Co of Oklahoma 2.200% 8/15/31 16,532
10 Public Service Electric and Gas Co 2.250% 9/15/26 9,437
70 Public Service Electric and Gas Co 1.900% 8/15/31 57,415
140 Public Service Electric and Gas Co 5.800% 5/01/37 147,962
20 Public Service Electric and Gas Co 2.050% 8/01/50 11,887
100 Puget Energy Inc 4.224% 3/15/32 91,310
30 Puget Sound Energy Inc 5.638% 4/15/41 30,471
100 San Diego Gas & Electric Co 3.000% 3/15/32 88,457
43 San Diego Gas & Electric Co 4.150% 5/15/48 36,313
10 San Diego Gas & Electric Co 4.100% 6/15/49 8,297
10 Sempra 3.300% 4/01/25 9,779
124 Sempra 6.000% 10/15/39 130,419
10 Sempra 4.000% 2/01/48 8,077
220 Southern California Edison Co 4.700% 6/01/27 220,689
50 Southern California Edison Co 5.200% 6/01/34 50,378
20 Southern California Edison Co 4.500% 9/01/40 17,942
10 Southern California Edison Co 3.600% 2/01/45 7,697
90 Southern California Edison Co 4.875% 3/01/49 82,418
10 Southern California Edison Co 3.650% 2/01/50 7,604
170 Southern California Edison Co 5.450% 6/01/52 168,820
10 Southern California Gas Co 3.150% 9/15/24 9,877
10 Southern California Gas Co 2.550% 2/01/30 8,812
20 Southern California Gas Co 4.300% 1/15/49 16,906
130 Southern California Gas Co 5.750% 6/01/53 135,202
60 Southern Co/The 5.200% 6/15/33 60,717
10 Southwest Gas Corp 3.700% 4/01/28 9,563
20 (b) Southwest Gas Corp 3.800% 9/29/46 15,215
140 Southwestern Electric Power Co 3.250% 11/01/51 94,746
126 Southwestern Public Service Co 4.500% 8/15/41 111,415
23 Southwestern Public Service Co 4.400% 11/15/48 19,053
10 Southwestern Public Service Co 3.150% 5/01/50 6,757
10 Tampa Electric Co 3.875% 7/12/24 9,931
50 Tampa Electric Co 5.000% 7/15/52 46,719
12 Tucson Electric Power Co 3.050% 3/15/25 11,727
40 Tucson Electric Power Co 3.250% 5/15/32 35,530
50 Tucson Electric Power Co 3.250% 5/01/51 34,253
25 Union Electric Co 5.450% 3/15/53 25,311
50 Union Electric Co 5.250% 1/15/54 49,111
30 Washington Gas Light Co 3.796% 9/15/46 23,007
10 WEC Energy Group Inc 5.000% 9/27/25 10,000
100 WEC Energy Group Inc 5.600% 9/12/26 102,170
100 WEC Energy Group Inc 2.200% 12/15/28 89,244
10 Wisconsin Power and Light Co 1.950% 9/16/31 8,089
50 Wisconsin Power and Light Co 4.950% 4/01/33 50,006

Principal
Amount (000) Description (a) Coupon Maturity Value
Utility (continued)
$ 68 Wisconsin Public Service Corp 3.671% 12/01/42 $ 54,306
Total Utility 7,762,985
Total Corporate Debt
(cost $91,357,443) 84,735,925
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
GOVERNMENT RELATED - 5.2%
Government Agency - 1.8%
$ 10 Equinor ASA 3.250% 11/10/24 9,856
20 Equinor ASA 3.000% 4/06/27 19,140
10 Equinor ASA 3.625% 9/10/28 9,745
214 Equinor ASA 3.125% 4/06/30 199,912
10 Equinor ASA 5.100% 8/17/40 10,150
42 Equinor ASA 3.950% 5/15/43 36,644
30 Equinor ASA 3.700% 4/06/50 24,333
100 Export Development Canada 3.375% 8/26/25 98,331
100 Export Development Canada 4.375% 6/29/26 100,342
400 Federal National Mortgage Association 1.750% 7/02/24 394,233
81 Federal National Mortgage Association 2.625% 9/06/24 79,814
70 Federal National Mortgage Association 1.625% 1/07/25 67,994
200 Federal National Mortgage Association 0.625% 4/22/25 190,635
200 Federal National Mortgage Association 0.500% 6/17/25 189,504
200 Federal National Mortgage Association 1.875% 9/24/26 189,117
329 Federal National Mortgage Association 5.625% 7/15/37 373,686
10 Israel Government AID Bond 5.500% 9/18/33 10,925
99 Japan Bank for International Cooperation 2.500% 5/28/25 96,024
80 Japan Bank for International Cooperation 0.625% 7/15/25 75,350
200 Japan Bank for International Cooperation 4.250% 1/26/26 198,974
320 Japan Bank for International Cooperation 2.875% 6/01/27 305,289
100 Japan International Cooperation Agency 4.000% 5/23/28 98,156
100 Korea Development Bank/The 2.125% 10/01/24 98,038
40 Korea Development Bank/The 1.375% 4/25/27 36,207
160 Korea Development Bank/The 4.375% 2/15/28 159,389
200 Korea Development Bank/The 5.375% 10/23/28 207,164
20 Kreditanstalt fuer Wiederaufbau 1.375% 8/05/24 19,616
744 Kreditanstalt fuer Wiederaufbau 2.500% 11/20/24 729,382
100 Kreditanstalt fuer Wiederaufbau 1.250% 1/31/25 96,539
79 Kreditanstalt fuer Wiederaufbau 0.375% 7/18/25 74,395
100 Kreditanstalt fuer Wiederaufbau 4.625% 8/07/26 101,040
442 Kreditanstalt fuer Wiederaufbau 3.000% 5/20/27 427,177
100 Kreditanstalt fuer Wiederaufbau 4.750% 10/29/30 104,165
110 Kreditanstalt fuer Wiederaufbau 4.125% 7/15/33 109,863
30 Landwirtschaftliche Rentenbank 2.000% 1/13/25 29,211
150 Landwirtschaftliche Rentenbank 0.500% 5/27/25 142,103
110 Landwirtschaftliche Rentenbank 3.875% 9/28/27 109,301
100 Landwirtschaftliche Rentenbank 5.000% 10/24/33 106,783
110 Oesterreichische Kontrollbank AG 0.500% 9/16/24 106,851
160 Oesterreichische Kontrollbank AG 2.875% 5/23/25 156,410
80 Oesterreichische Kontrollbank AG 4.125% 1/18/29 80,379
30 Svensk Exportkredit AB 0.625% 5/14/25 28,490
260 Svensk Exportkredit AB 4.625% 11/28/25 260,203
Total Government Agency 5,960,860
Municipal Bonds - 0.9% (c)
250 Province of Alberta Canada (No Opt. Call) 1.000% 5/20/25 238,428
160 Province of Alberta Canada (No Opt. Call) 3.300% 3/15/28 154,444
40 Province of Alberta Canada (No Opt. Call) 1.300% 7/22/30 33,295

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
84
Principal
Amount (000) Description (a) Coupon Maturity Value
Municipal Bonds (continued)
$ 50 Province of Alberta Canada (No Opt. Call) 4.500% 1/24/34 $ 50,339
175 Province of British Columbia Canada (No
Opt. Call)
1.750% 9/27/24 171,162
50 Province of British Columbia Canada (No
Opt. Call)
2.250% 6/02/26 47,687
110 Province of British Columbia Canada (No
Opt. Call)
0.900% 7/20/26 101,275
85 Province of British Columbia Canada (No
Opt. Call)
4.200% 7/06/33 83,920
100 Province of Manitoba Canada (No Opt.
Call)
2.600% 4/16/24 99,410
100 Province of Manitoba Canada (No Opt.
Call)
1.500% 10/25/28 88,605
100 Province of Manitoba Canada (No Opt.
Call)
4.300% 7/27/33 99,226
80 Province of New Brunswick Canada (No
Opt. Call)
3.625% 2/24/28 77,817
110 Province of Ontario Canada (No Opt. Call) 3.200% 5/16/24 109,279
210 Province of Ontario Canada (No Opt. Call) 2.500% 4/27/26 201,719
260 Province of Ontario Canada (No Opt. Call) 3.100% 5/19/27 251,030
23 Province of Ontario Canada (No Opt. Call) 1.050% 5/21/27 20,768
150 Province of Ontario Canada (No Opt. Call) 4.200% 1/18/29 149,905
100 Province of Ontario Canada (No Opt. Call) 1.800% 10/14/31 84,132
100 (b) Province of Ontario Canada (No Opt. Call) 2.125% 1/21/32 85,690
89 Province of Quebec Canada (No Opt. Call) 2.875% 10/16/24 87,593
180 (b) Province of Quebec Canada (No Opt. Call) 1.500% 2/11/25 173,849
120 Province of Quebec Canada (No Opt. Call) 0.600% 7/23/25 113,173
305 Province of Quebec Canada (No Opt. Call) 2.500% 4/20/26 293,077
70 Province of Quebec Canada (No Opt. Call) 2.750% 4/12/27 66,934
100 Province of Quebec Canada (No Opt. Call) 4.500% 9/08/33 100,936
Total Municipal Bonds 2,983,693
Sovereign Debt - 2.5%
20 African Development Bank 3.375% 7/07/25 19,670
110 African Development Bank 0.875% 7/22/26 101,445
80 Asian Development Bank 4.125% 9/27/24 79,473
400 Asian Development Bank 1.500% 10/18/24 390,078
150 Asian Development Bank 1.500% 1/20/27 139,175
100 Asian Development Bank 4.500% 8/25/28 102,031
100 Asian Development Bank 1.875% 3/15/29 90,095
100 Asian Development Bank 3.125% 4/27/32 93,400
100 Asian Development Bank 4.125% 1/12/34 100,474
80 Canada Government International Bond 1.625% 1/22/25 77,637
130 Canada Government International Bond 2.875% 4/28/25 127,307
60 Canada Government International Bond 3.750% 4/26/28 59,431
80 Chile Government International Bond 3.125% 1/21/26 77,690
30 Chile Government International Bond 3.240% 2/06/28 28,439
160 Chile Government International Bond 2.450% 1/31/31 138,743
60 Chile Government International Bond 4.950% 1/05/36 58,811
260 Chile Government International Bond 3.250% 9/21/71 166,433
32 Council Of Europe Development Bank 1.375% 2/27/25 30,867
50 (b) Council Of Europe Development Bank 0.875% 9/22/26 45,858
30 European Bank for Reconstruction &
Development
1.500% 2/13/25 29,002
100 European Bank for Reconstruction &
Development
4.375% 3/09/28 101,301
100 European Investment Bank 2.250% 6/24/24 98,796
110 European Investment Bank 2.750% 8/15/25 107,200
100 European Investment Bank 0.750% 10/26/26 91,377
112 European Investment Bank 1.375% 3/15/27 103,257

Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 100 European Investment Bank 4.500% 10/16/28 $ 102,240
225 European Investment Bank 4.000% 2/15/29 225,249
100 European Investment Bank 3.625% 7/15/30 97,847
54 Hungary Government International Bond 7.625% 3/29/41 62,100
190 Indonesia Government International Bond 4.550% 1/11/28 188,339
70 Indonesia Government International Bond 4.850% 1/11/33 70,008
270 Indonesia Government International Bond 5.650% 1/11/53 282,282
100 Inter-American Development Bank 3.250% 7/01/24 99,146
100 Inter-American Development Bank 4.500% 5/15/26 100,555
100 Inter-American Development Bank 1.500% 1/13/27 92,815
70 Inter-American Development Bank 4.375% 2/01/27 70,534
100 Inter-American Development Bank 4.000% 1/12/28 99,821
100 Inter-American Development Bank 1.125% 7/20/28 88,225
200 Inter-American Development Bank 3.875% 10/28/41 181,897
60 International Bank for Reconstruction &
Development
2.500% 3/19/24 59,765
535 International Bank for Reconstruction &
Development
1.500% 8/28/24 523,863
161 International Bank for Reconstruction &
Development
2.125% 3/03/25 156,660
40 International Bank for Reconstruction &
Development
0.625% 4/22/25 38,115
60 International Bank for Reconstruction &
Development
3.125% 11/20/25 58,679
60 International Bank for Reconstruction &
Development
2.500% 11/22/27 56,742
100 International Bank for Reconstruction &
Development
4.625% 8/01/28 102,491
92 International Bank for Reconstruction &
Development
4.000% 7/25/30 91,671
95 International Bank for Reconstruction &
Development
4.000% 1/10/31 94,551
100 International Bank for Reconstruction &
Development
1.625% 11/03/31 83,921
112 International Bank for Reconstruction &
Development
2.500% 3/29/32 99,890
100 International Bank for Reconstruction &
Development
4.750% 11/14/33 105,155
110 International Finance Corp 0.375% 7/16/25 103,614
50 International Finance Corp 2.126% 4/07/26 47,805
35 International Finance Corp 4.375% 1/15/27 35,084
180 Israel Government International Bond 2.750% 7/03/30 155,354
100 Israel Government International Bond 3.875% 7/03/50 74,486
30 Korea International Bond 2.750% 1/19/27 28,701
30 Korea International Bond 2.500% 6/19/29 27,573
60 Korea International Bond 1.000% 9/16/30 49,108
70 Korea International Bond 1.750% 10/15/31 58,844
70 Nordic Investment Bank 2.250% 5/21/24 69,327
200 Nordic Investment Bank 5.000% 10/15/25 201,857
100 Panama Government International Bond 4.000% 9/22/24 98,395
20 Panama Government International Bond 3.750% 3/16/25 19,498
40 Panama Government International Bond 3.160% 1/23/30 33,434
80 Panama Government International Bond 6.875% 1/31/36 77,203
250 Panama Government International Bond 4.500% 5/15/47 168,762
90 Panama Government International Bond 4.500% 4/16/50 59,302
180 (b) Peruvian Government International Bond 2.844% 6/20/30 159,057
70 Peruvian Government International Bond 2.783% 1/23/31 60,751
65 Peruvian Government International Bond 3.000% 1/15/34 54,197
96 Peruvian Government International Bond 5.625% 11/18/50 96,855
20 Peruvian Government International Bond 3.550% 3/10/51 14,614

Nuveen ESG U.S. Aggregate Bond ETF (NUBD)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
86
Principal
Amount (000) Description (a) Coupon Maturity Value
Sovereign Debt (continued)
$ 10 Republic of Italy Government International
Bond
0.875% 5/06/24 $ 9,873
120 Republic of Italy Government International
Bond
1.250% 2/17/26 111,243
140 Republic of Italy Government International
Bond
2.875% 10/17/29 125,300
140 Republic of Poland Government
International Bond
4.875% 10/04/33 139,538
15 Uruguay Government International Bond 4.375% 1/23/31 14,780
84 Uruguay Government International Bond 5.750% 10/28/34 89,205
200 Uruguay Government International Bond 4.125% 11/20/45 176,462
Total Sovereign Debt 8,050,773
Total Government Related
(cost $18,034,661) 16,995,326
Total Long-Term Investments
(cost $352,953,105) 324,511,015
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
1,821,447 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 1,821,447
Total Investments Purchased with Collateral from Securities Lending
(cost $1,821,447) 1,821,447
Total Investments (cost $354,774,552 ) - 99.4% 326,332,462
Other Assets & Liabilities, Net - 0.6% 2,060,704
Net Assets - 100% $ 328,393,166
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,770,425.
(c) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
REIT Real Estate Investment Trust
S&P Standard & Poor's
WI/DD Purchased on a when-issued or delayed delivery basis.
See Notes to Financial Statements

Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.7%
X –
COMMON STOCKS - 98.7%
Communication Services - 4.0%
1,284 (b) Alphabet Inc , Class A $ 179,888
572 Walt Disney Co/The 54,941
Total Communication Services 234,829
Consumer Discretionary - 13.5%
586 (b) Airbnb Inc , Class A 84,466
1,742 (b) Amazon.com Inc 270,359
148 Kering SA 61,613
256 McDonald's Corp 74,936
476 NIKE Inc , Class B 48,328
9,200 Panasonic Holdings Corp 88,649
612 Starbucks Corp 56,934
5,636 (b) Toyota Motor Corp 115,670
Total Consumer Discretionary 800,955
Consumer Staples - 6.8%
1,140 Anheuser-Busch InBev SA/NV 71,216
148 Costco Wholesale Corp 102,842
1,117 Kraft Heinz Co/The 41,474
476 Procter & Gamble Co/The 74,799
693 Walmart Inc 114,518
Total Consumer Staples 404,849
Energy - 9.7%
10,768 BP PLC 63,414
588 Cheniere Energy Inc 96,426
7,407 (b) NexGen Energy Ltd 57,103
1,293 Occidental Petroleum Corp 74,438
272 Pioneer Natural Resources Co 62,514
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 90,220
1,102 Schlumberger NV 53,667
2,450 Shell PLC 76,345
Total Energy 574,127
Financials - 10.5%
965 Commonwealth Bank of Australia 74,974
404 (b) Fiserv Inc 57,316
3,856 ING Groep NV 55,247
562 JPMorgan Chase & Co 97,990
434 London Stock Exchange Group PLC 49,420
240 Mastercard Inc , Class A 107,815
396 Progressive Corp/The 70,587
884 Sun Life Financial Inc 46,111
1,292 Wells Fargo & Co 64,833
Total Financials 624,293
Health Care - 12.9%
916 (b) Centene Corp 68,984
292 Cigna Group/The 87,877
280 EssilorLuxottica SA 55,447
845 Gilead Sciences Inc 66,130
3,330 GSK PLC 66,492
578 Merck & Co Inc 69,811
1,444 Novo Nordisk A/S, Class B 163,049

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)
88
Shares Description (a) Value
Health Care (continued)
957 Sanofi $ 97,052
269 Stryker Corp 90,244
Total Health Care 765,086
Industrials - 9.1%
1,752 Flowserve Corp 69,957
420 Quanta Services Inc 81,501
784 Schneider Electric SE 155,761
396 Trane Technologies PLC 99,812
236 Union Pacific Corp 57,567
598 Vinci SA 76,053
Total Industrials 540,651
Information Technology - 22.0%
1,294 AIXTRON SE 48,873
516 Bentley Systems Inc , Class B 26,006
6,000 Delta Electronics Inc 53,675
14,000 E Ink Holdings Inc 93,037
201 (b) EPAM Systems Inc 55,900
1,287 Infineon Technologies AG 47,176
1,623 Intel Corp 69,919
188 Keyence Corp 85,631
354 (b) Manhattan Associates Inc 85,866
639 Microsoft Corp 254,054
780 (b) ON Semiconductor Corp 55,481
1,037 (b) Procore Technologies Inc 74,031
2,400 Rohm Co Ltd 42,352
60 Samsung SDI Co Ltd 16,746
95 (b) ServiceNow Inc 72,713
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 152,496
1,300 TDK Corp 66,185
Total Information Technology 1,300,141
Materials - 4.6%
2,254 BHP Group Ltd 70,433
733 Corteva Inc 33,337
326 DSM- Firmenich AG 34,732
332 Linde PLC 134,403
Total Materials 272,905
Real Estate - 1.5%
163 SBA Communications Corp 36,489
1,704 VICI Properties Inc 51,325
Total Real Estate 87,814
Utilities - 4.1%
1,509 Dominion Energy Inc 68,991
9,580 Enel SpA 65,986
668 NextEra Energy Inc 39,165
1,900 RWE AG 70,853
Total Utilities 244,995
Total Common Stocks
(cost $4,936,577) 5,850,645
Total Long-Term Investments
(cost $4,936,577) 5,850,645
Other Assets & Liabilities, Net - 1.3% 74,235
Net Assets - 100% $ 5,924,880

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt
See accompanying notes to financial statements.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2024 (Unaudited) NUAG NUSA NUHY NUBD NTZG
ASSETS
Long-term investments, at value
†‡
$ 34,995,913 $ 25,103,492 $ 100,646,927 $ 324,511,015 $ 5,850,645
Investments purchased with collateral from securities lending, at value
(cost approximates value) 658,451 42,478 4,888,145 1,821,447 —
Cash 243,754 203,065 545,961 4,319,499 75,337
Receivables:
Dividends — — — — 642
Interest 329,664 173,587 1,680,094 2,292,393 —
Investments sold 2,749,638 257,050 1,902,191 3,613,160 —
Reclaims — — — — 713
Securities lending income 241 40 2,929 1,491 —
Other 2,974 564 1,571 4,124 182
Total assets 38,980,635 25,780,276 109,667,818 336,563,129 5,927,519
LIABILITIES
Payables:
Management fees 5,823 3,113 25,621 39,617 2,639
Collateral from securities lending 658,451 42,478 4,888,145 1,821,447 —
Investments purchased - regular settlement 2,438,664 301,332 1,579,465 4,197,511 —
Investments purchased - when-issued/delayed-delivery settlement 49,869 — — 2,101,664 —
Accrued expenses:
Professional fees 366 459 1,094 3,028 —
Trustees fees 308 253 886 2,572 —
Other 2,973 564 1,570 4,124 —
Total liabilities 3,156,454 348,199 6,496,781 8,169,963 2,639
Net assets $ 35,824,181 $ 25,432,077 $ 103,171,037 $ 328,393,166 $ 5,924,880
Shares outstanding 1,700,000 1,100,000 4,900,000 14,800,000 200,000
Net asset value ("NAV") per share $ 21 .07 $ 23 .12 $ 21 .06 $ 22 .19 $ 29 .62
NET ASSETS CONSIST OF:
Paid-in capital 64,596,614 28,248,483 119,069,650 366,304,636 5,008,860
Total distributable earnings (loss) (28,772,433) (2,816,406) (15,898,613) (37,911,470) 916,020
Net assets $ 35,824,181 $ 25,432,077 $ 103,171,037 $ 328,393,166 $ 5,924,880
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
Long-term investments, cost $ 37,276,730 $ 25,343,404 $ 103,180,073 $ 352,953,105 $ 4,936,577
‡   Includes securities loaned of $ 638,948 $ 40,877 $ 4,675,670 $ 1,770,425 $ —

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2024
(Unaudited) NUAG NUSA NUHY NUBD NTZG
INVESTMENT INCOME
Dividends $ — $ — $ — $ — $ 50,081
Interest 710,327 736,443 3,970,260 4,612,283 3,568
Securities lending income, net 794 1,768 23,339 9,376 —
Foreign tax withheld on dividend income — — — — (1,670)
Total investment income 711,121 738,211 3,993,599 4,621,659 51,979
EXPENSES
Management fees 34,286 27,391 153,500 216,450 15,655
Professional fees 769 938 2,234 6,119 46
Trustees fees 786 779 2,042 5,741 63
Other — — — 99 —
Total expenses 35,841 29,108 157,776 228,409 15,764
Net investment income (loss) 675,280 709,103 3,835,823 4,393,250 36,215
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments and foreign currency (250,862) (41,697) (1,355,772) (577,989) 83,937
In-kind redemptions — (326,783) (798,723) (93,367) —
Net realized gain (loss) (250,862) (368,480) (2,154,495) (671,356) 83,937
Change in unrealized appreciation (depreciation) on:
Investments and foreign currency** 1,105,440 723,214 4,041,571 5,947,173 936
Change in net unrealized appreciation (depreciation) 1,105,440 723,214 4,041,571 5,947,173 936
Net realized and unrealized gain (loss) 854,578 354,734 1,887,076 5,275,817 84,873
Net increase (decrease) in net assets from
operations $ 1,529,858 $ 1,063,837 $ 5,722,899 $ 9,669,067 $ 121,088
**
Net of change in foreign capital gains tax $ — $ — $ — $ — $ (1,241)

Statement of Changes in Net Assets
See Notes to Financial Statements

NUAG NUSA
Unaudited
Six Months
Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months
Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 675,280 $ 1,739,492 $ 709,103 $ 813,010
Net realized gain (loss) (250,862) (21,475,106) (368,480) (1,703,908)
Change in net unrealized appreciation (depreciation) 1,105,440 13,208,165 723,214 682,355
Net increase (decrease) in net assets from operations 1,529,858 (6,527,449) 1,063,837 (208,543)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (740,910) (2,043,070) (800,500) (904,010)
Total distributions (740,910) (2,043,070) (800,500) (904,010)
FUND SHARE TRANSACTIONS
Subscriptions 2,018,920 6,326,238 2,280,340 22,913,450
Redemptions – (129,921,150) (18,200,210) (18,278,320)
Net increase (decrease) from Fund share transactions 2,018,920 (123,594,912) (15,919,870) 4,635,130
Net increase (decrease) in net assets 2,807,868 (132,165,431) (15,656,533) 3,522,577
Net assets at the beginning of period 33,016,313 165,181,744 41,088,610 37,566,033
Net assets at the end of period $ 35,824,181 $ 33,016,313 $ 25,432,077 $ 41,088,610

See Notes to Financial Statements

NUHY NUBD
Unaudited
Six Months
Ended
1/31/24
Year Ended
7/31/23
Unaudited
Six Months
Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 3,835,823 $ 5,520,474 $ 4,393,250 $ 6,249,959
Net realized gain (loss) (2,154,495) (6,212,013) (671,356) (3,159,683)
Change in net unrealized appreciation (depreciation) 4,041,571 3,280,629 5,947,173 (11,799,112)
Net increase (decrease) in net assets from operations 5,722,899 2,589,090 9,669,067 (8,708,836)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,676,950) (6,591,930) (4,581,790) (7,684,630)
Total distributions (3,676,950) (6,591,930) (4,581,790) (7,684,630)
FUND SHARE TRANSACTIONS
Subscriptions 4,110,280 12,451,730 54,229,470 55,017,630
Redemptions (6,028,430) (2,057,310) (4,336,240) (22,156,440)
Net increase (decrease) from Fund share transactions (1,918,150) 10,394,420 49,893,230 32,861,190
Net increase (decrease) in net assets 127,799 6,391,580 54,980,507 16,467,724
Net assets at the beginning of period 103,043,238 96,651,658 273,412,659 256,944,935
Net assets at the end of period $ 103,171,037 $ 103,043,238 $ 328,393,166 $ 273,412,659

See Notes to Financial Statements

NTZG
Unaudited
Six Months
Ended
1/31/24
Year Ended
7/31/23
OPERATIONS
Net investment income (loss) $ 36,215 $ 84,214
Net realized gain (loss) 83,937 (78,813)
Change in net unrealized appreciation (depreciation) 936 556,267
Net increase (decrease) in net assets from operations 121,088 561,668
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (87,940) (33,960)
Total distributions (87,940) (33,960)
Net increase (decrease) in net assets 33,148 527,708
Net assets at the beginning of period 5,891,732 5,364,024
Net assets at the end of period $ 5,924,880 $ 5,891,732

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUAG
1/31/24(d)
$ 20.64 $ 0.40 $ 0.47 $ 0.87 $ (0.44) $ — $ (0.44) $ 21.07 $ 21.05
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — (0.69) 25.17 25.18
7/31/20
24.49 0.55 1.88 2.43 (0.84) — (0.84) 26.08 26.05
7/31/19
23.49 0.75 1.09 1.84 (0.84) — (0.84) 24.49 24.44
NUSA
1/31/24(d)
22.83 0.44 0.35 0.79 (0.50) — (0.50) 23.12 23.08
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — (0.58) 25.29 25.31
7/31/20
24.86 0.55 0.90 1.45 (0.70) — (0.70) 25.61 25.69
7/31/19
24.30 0.62 0.65 1.27 (0.71) — (0.71) 24.86 24.89
NUHY
1/31/24(d)
20.61 0.77 0.42 1.19 (0.74) — (0.74) 21.06 21.06
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — (1.23) 24.71 24.78
7/31/20(f)
25.00 0.93 (0.53) 0.40 (0.97) — (0.97) 24.43 24.74
NUBD
1/31/24(d)
21.87 0.33 0.34 0.67 (0.35) — (0.35) 22.19 22.18
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — (0.55) 26.29 26.30
7/31/20
25.36 0.55 2.04 2.59 (0.64) — (0.64) 27.31 27.37
7/31/19
24.17 0.63 1.24 1.87 (0.68) — (0.68) 25.36 25.38
NTZG
1/31/24(d)
29.46 0.18 0.42 0.60 (0.44) — (0.44) 29.62 29.57
7/31/23
26.82 0.42 2.39 2.81 (0.17) — (0.17) 29.46 29.50
7/31/22(g)
25.04 0.02 1.76 1.78 — — — 26.82 26.95
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 25, 2019 (commencement of operations) through July 31, 2020.
(g)
For the period June 23, 2022 (commencement of operations) through July 31, 2022.
(h)
Value rounded to zero.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
4 .37% 4 .06% $ 35,824 0 .21% (e) 3 .94% (e) 27%
( 2 .51 ) ( 2 .62 ) 33,016 0 .21 3 .58 54
( 10 .50 ) ( 10 .27 ) 165,182 0 .20 1 .65 81
( 0 .81 ) ( 0 .64 ) 173,676 0 .20 1 .32 235
10 .11 10 .19 80,845 0 .20 2 .21 208
8 .03 7 .77 71,019 0 .20 3 .17 167
3 .52 3 .31 25,432 0 .16 (e) 3 .88 (e) 17
( 0 .08 ) ( 0 .20 ) 41,089 0 .20 2 .43 78
( 5 .20 ) ( 5 .13 ) 37,566 0 .20 1 .27 77
1 .03 0 .80 40,456 0 .20 1 .33 46
5 .93 6 .15 35,854 0 .20 2 .20 51
5 .37 5 .31 27,349 0 .20 2 .54 36
5 .93 5 .61 103,171 0 .31 (e) 7 .50 (e) 19
2 .47 2 .07 103,043 0 .31 5 .50 44
( 8 .44 ) ( 8 .07 ) 96,652 0 .31 4 .42 56
6 .32 5 .25 96,378 0 .35 4 .14 65
1 .79 3 .02 56,195 0 .35 (e) 4 .55 (e) 47
3 .11 2 .95 328,393 0 .16 (e) 3 .04 (e) 7
( 3 .47 ) ( 3 .53 ) 273,413 0 .16 2 .47 14
( 9 .24 ) ( 9 .09 ) 256,945 0 .16 1 .64 45
( 1 .72 ) ( 1 .90 ) 262,884 0 .20 1 .69 33
10 .38 10 .51 147,489 0 .20 2 .07 18
7 .89 7 .84 55,786 0 .20 2 .59 27
2 .09 1 .77 5,925 0 .55 (e) 1 .27 (e) 10
10 .54 10 .16 5,892 0 .56 1 .57 39
7 .09 7 .61 5,364 0 .55 (e) 0 .59 (e) 0 (h)

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen
ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High Yield Corporate Bond ETF (NUHY), Nuveen ESG U.S. Aggregate Bond ETF
(NUBD) and Nuveen Global Net Zero Transition ETF (NTZG) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The
Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUAG, NUSA, NUHY and NUBD are listed and traded on the
NYSE Arca, while shares of NTZG is listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca and the NASDAQ Stock Market LLC are
each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is January 31, 2024, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. For NUAG, NUSA, NUHY and NUBD, the Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL manages the investment portfolios of the Funds. For
NTZG, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The Net Asset Value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(Unaudited) (continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest Income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”)
interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement
: In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
(“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
NTZG Value
% of
Net Assets
Japan $ 398,486 6.7%
Taiwan 299,208 5.0
France 193,112 3.3
Germany 166,901 2.8
Denmark 163,049 2.8
Australia 145,407 2.5
Netherlands 131,593 2.2
United Kingdom 112,834 1.9
Canada 103,213 1.7
Other 278,900 4.7
Total non-U.S. Securities $1,992,703 33.6%

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 15,723,187 $ – $ 15,723,187
U.S. Treasury – 9,105,838 – 9,105,838
Securitized – 6,816,296 – 6,816,296
Government Related – 3,350,592 – 3,350,592
Investments Purchased with Collateral from Securities
Lending 658,451 – – 658,451
Total $ 658,451 $ 34,995,913 $ – $ 35,654,364
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 14,756,734 $ – $ 14,756,734
Corporate Debt – 5,947,635 – 5,947,635
Securitized – 2,929,677 – 2,929,677
Government Related – 1,469,446 – 1,469,446
Investments Purchased with Collateral from Securities
Lending 42,478 – – 42,478
Total $ 42,478 $ 25,103,492 $ – $ 25,145,970
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 100,646,927 $ – $ 100,646,927
Investments Purchased with Collateral from Securities
Lending 4,888,145 – – 4,888,145
Total $ 4,888,145 $ 100,646,927 $ – $ 105,535,072
a

Notes to Financial Statements
(Unaudited) (continued)
4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
U.S. Treasury $ – $ 132,767,697 $ – $ 132,767,697
Securitized – 90,012,067 – 90,012,067
Corporate Debt – 84,735,925 – 84,735,925
Government Related – 16,995,326 – 16,995,326
Investments Purchased with Collateral from Securities
Lending 1,821,447 – – 1,821,447
Total $ 1,821,447 $ 324,511,015 $ – $ 326,332,462
a
NTZG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,760,425 $ 90,220 $ – $ 5,850,645
Total $ 5,760,425 $ 90,220 $ – $ 5,850,645
a
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUAG Corporate Debt $593,962 $612,705
Government Related 44,986 45,746
Total $638,948 $658,451
NUSA Corporate Debt $40,877 $42,478
NUHY Corporate Debt $4,675,670 $4,888,145
NUBD Corporate Debt $1,432,202 $1,476,132
Government Related 338,223 345,313
Total $1,770,425 $1,821,447

Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government Sales
U.S. Government
and Agency
Obligations
NUAG $ 5,160,972 $ 4,411,936 $ 4,099,370 $ 4,945,078
NUSA 1,811,589 4,008,496 1,711,636 4,855,495
NUHY 19,211,956 — 20,448,941 —
NUBD 23,305,496 13,530,007 6,518,805 13,735,492
NTZG 595,129 — 549,620 —
Fund
In-Kind
Purchases
In-Kind
Sales
NUAG $ 1,117,382 $ —
NUSA 1,558,211 16,394,471
NUHY 4,288,877 5,530,991
NUBD 35,299,027 2,026,880
NTZG — —

Notes to Financial Statements
(Unaudited) (continued)
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NUAG NUSA
Six Months Ended
1/31/24
Year Ended
7/31/23
Six Months Ended
1/31/24
Year Ended
7/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 100,000 $2,018,920 300,000 $6,326,238 100,000 $2,280,340 1,000,000 $22,913,450
Redemptions – – (6,200,000) (129,921,150) (800,000) (18,200,210) (800,000) (18,278,320)
Net increase (decrease) 100,000 $2,018,920 (5,900,000) $(123,594,912) (700,000) $(15,919,870) 200,000 $4,635,130
NUHY NUBD
Six Months Ended
1/31/24
Year Ended
7/31/23
Six Months Ended
1/31/24
Year Ended
7/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 200,000 $4,110,280 600,000 $12,451,730 2,500,000 $54,229,470 2,500,000 $55,017,630
Redemptions (300,000) (6,028,430) (100,000) (2,057,310) (200,000) (4,336,240) (1,000,000) (22,156,440)
Net increase (decrease) (100,000) $(1,918,150) 500,000 $10,394,420 2,300,000 $49,893,230 1,500,000 $32,861,190
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUAG $ 38,184,227 $ 425,722 $ (2,955,585) $ (2,529,863)
NUSA 25,442,081 157,350 (453,461) (296,111)
NUHY 108,818,471 1,441,437 (4,724,836) (3,283,399)
NUBD 355,993,670 1,882,831 (31,544,039) (29,661,208)
NTZG 4,936,577 1,072,763 (158,695) 914,068
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUAG
$ 123,160 $ — $ (3,605,518) $ (26,079,023) $ — $ — $ (29,561,381)
NUSA
153,338 — (1,071,636) (2,161,446) — — (3,079,744)
NUHY
750,661 — (7,931,630) (10,763,593) — — (17,944,562)
NUBD
242,434 — (35,396,045) (7,845,135) — (1) (42,998,747)
NTZG
53,655 — 911,902 (82,685) — — 882,872

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates:
NTZG is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen was as follows:
Fund
Short-Term Long-Term Total
NUAG
$ 20,519,374 $ 5,559,649 $ 26,079,023
NUSA
525,066 1,636,380 2,161,446
NUHY
5,187,432 5,576,161 10,763,593
NUBD
3,852,717 3,992,418 7,845,135
NTZG
54,997 27,688 82,685
Fund Management Fee
NUAG 0.20%
NUSA 0.15
NUHY 0.30
NUBD 0.15
Fund
Nuveen
Owned Shares
NUAG
— %
*
NUSA
—
NUHY
—
NUBD
—
NTZG
—
*
Value rounded to zero.

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the percentage of Fund shares owned by TIAA are as follows:
Fund
TIAA
Owned Shares
NUAG
26%
NUSA
—
NUHY
4
NUBD
—
NTZG
98

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023, for Nushares ETF Trust; at this meeting, the shareholders were asked to elect
Board members.
Nushares ETF Trust
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 231,658,828
Withhold 1,776,304
Total 233,435,132
Michael A. Forrester
For 231,480,452
Withhold 1,954,680
Total 233,435,132
Thomas J. Kenny
For 231,469,963
Withhold 1,965,169
Total 233,435,132
Amy B.R. Lancellotta
For 231,359,871
Withhold 2,075,261
Total 233,435,132
Joanne T. Medero
For 231,334,099
Withhold 2,101,033
Total 233,435,132
Albin F. Moschner
For 231,007,039
Withhold 2,428,093
Total 233,435,132
John K. Nelson
For 229,951,286
Withhold 3,483,846
Total 233,435,132
Loren M. Starr
For 231,498,821
Withhold 1,936,311
Total 233,435,132
Matthew Thornton III
For 230,995,832
Withhold 2,439,300
Total 233,435,132
Terence J. Toth
For 230,107,507
Withhold 3,327,625
Total 3,327,625
Margaret L. Wolff
For 231,350,396
Withhold 2,084,736
Total 233,435,132
Robert L. Young
For 230,988,980
Withhold 2,446,152
Total 233,435,132

Additional Fund Information
(Unaudited)
The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Advisers
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUAG NUSA
Six Months Ended January 31, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 35 27.6% 1 0.8%
0.00% to 0.25% 92 72.4% 94 74.0%
(0.01)% to (0.25)% - - 31 24.4%
(0.26)% to (0.50)% - - 1 0.8%
127 100% 127 100%
NUHY NUBD
Six Months Ended January 31, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 2 1.6% - -
0.51% to 1.00% 13 10.2% - -
0.26% to 0.50% 49 38.6% - -
0.00% to 0.25% 51 40.2% 127 100.0%
(0.01)% to (0.25)% 11 8.7% - -
(0.26)% to (0.50)% 1 0.8% - -
127 100% 127 100%
NTZG
Six Months Ended January 31, 2024 Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00%   8 6.3%
0.26% to 0.50%   53 41.7%
0.00% to 0.25%   59 46.5%
(0.01)% to (0.25)%   7 5.5%
127 100%

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Advisers
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Teachers Advisors, LLC
730 Third Avenue
New York, NY 10017-3206
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Administrator, Custodian
and Transfer Agent
Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Morgan Lewis & Bockius LLP
111 Pennsylvania Avenue, NW
Washington, D.C. 20004
NUAG NUSA
Six Months Ended January 31, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
0.26% to 0.50% 35 27.6% 1 0.8%
0.00% to 0.25% 92 72.4% 94 74.0%
(0.01)% to (0.25)% - - 31 24.4%
(0.26)% to (0.50)% - - 1 0.8%
127 100% 127 100%
NUHY NUBD
Six Months Ended January 31, 2024 Number of Days % of Total Days Number of Days % of Total Days
Premium/Discount Range:
1.01% to 3.00% 2 1.6% - -
0.51% to 1.00% 13 10.2% - -
0.26% to 0.50% 49 38.6% - -
0.00% to 0.25% 51 40.2% 127 100.0%
(0.01)% to (0.25)% 11 8.7% - -
(0.26)% to (0.50)% 1 0.8% - -
127 100% 127 100%
NTZG
Six Months Ended January 31, 2024 Number of Days % of Total Days
Premium/Discount Range:
0.51% to 1.00%   8 6.3%
0.26% to 0.50%   53 41.7%
0.00% to 0.25%   59 46.5%
(0.01)% to (0.25)%   7 5.5%
127 100%
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Net Assets Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Directors (the "Board")
previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity
Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-
Committee (the “LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
NSA-ENHUS-0124P 3424066-INV-B-03/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/exchange-traded-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer

Date: April 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Briton Ryan
Briton Ryan Chief Administrative Officer (principal executive officer)

Date: April 3, 2024

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 3, 2024